UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-03290

Name of Fund: BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Capital Appreciation V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Global Opportunities V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock High Income V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Money Market V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock Utilities and Telecommunications V.I. Fund
BlackRock Value Opportunities V.I. Fund
Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 55 East 52nd Street, New York, NY 10055.
Registrant’s telephone number, including area code: (800) 456-4587
Date of fiscal year end: 12/31/2010
Date of reporting period: 03/31/2010
Item 1 — Schedule of Investments

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.0%
General Dynamics Corp.	3,300	$254,760
L-3 Communications Holdings, Inc.	2,400	219,912
Northrop Grumman Corp.	3,700	242,609
Raytheon Co.	4,000	228,480

		945,761

Beverages — 0.1%
The Coca-Cola Co.	500	27,500

Biotechnology — 0.9%
Amgen, Inc. (a)	4,900	292,824

Capital Markets — 1.1%
The Goldman Sachs Group, Inc.	2,000	341,260

Chemicals — 0.3%
Albemarle Corp.	1,100	46,893
Celanese Corp., Series A	1,800	57,330

		104,223

Commercial Banks — 0.2%
Wells Fargo & Co.	2,500	77,800

Communications Equipment — 0.2%
Cisco Systems, Inc. (a)	2,600	67,678

Computers & Peripherals — 2.0%
Apple Inc. (a)	700	164,451
Dell Inc. (a)	16,500	247,665
Hewlett-Packard Co.	500	26,575
Western Digital Corp. (a)	4,800	187,152

		625,843

Construction & Engineering — 1.0%
Fluor Corp.	4,500	209,295
URS Corp. (a)	1,900	94,259

		303,554

Consumer Finance — 0.1%
Capital One Financial Corp.	900	37,269

Containers & Packaging — 0.5%
Crown Holdings, Inc. (a)	3,200	86,272
Sonoco Products Co.	2,300	70,817

		157,089

Diversified Financial Services — 0.6%
Bank of America Corp.	5,000	89,250
JPMorgan Chase & Co.	2,100	93,975

		183,225

Diversified Telecommunication Services — 2.6%
AT&T Inc.	17,800	459,952

Common Stocks	Shares	Value

Diversified Telecommunication Services (concluded)
Verizon Communications, Inc.	11,300	$350,526

		810,478

Electric Utilities — 0.1%
Edison International	1,200	41,004

Electrical Equipment — 0.8%
Emerson Electric Co.	4,800	241,632

Electronic Equipment, Instruments & Components — 0.6%
Ingram Micro, Inc., Class A (a)	10,300	180,765

Energy Equipment & Services — 3.7%
Atwood Oceanics, Inc. (a)	4,000	138,520
FMC Technologies, Inc. (a)	3,400	219,742
Nabors Industries Ltd. (a)	8,500	166,855
National Oilwell Varco, Inc.	5,700	231,306
Oceaneering International, Inc. (a)	2,100	133,329
Rowan Cos., Inc. (a)	2,900	84,419
Tidewater, Inc.	3,900	184,353

		1,158,524

Food & Staples Retailing — 0.6%
Safeway, Inc.	6,500	161,590
Wal-Mart Stores, Inc.	600	33,360

		194,950

Food Products — 0.7%
General Mills, Inc.	3,300	233,607

Gas Utilities — 0.2%
Atmos Energy Corp.	1,900	54,283

Health Care Providers & Services — 9.2%
Aetna, Inc.	7,000	245,770
AmerisourceBergen Corp.	7,000	202,440
Cardinal Health, Inc.	6,000	216,180
Community Health Systems, Inc. (a)	5,400	199,422
Humana, Inc. (a)	4,500	210,465
LifePoint Hospitals, Inc. (a)	6,000	220,680
Lincare Holdings, Inc. (a)	4,700	210,936
McKesson Corp.	3,600	236,592
Medco Health Solutions, Inc. (a)	3,900	251,784
Omnicare, Inc.	6,700	189,543
Quest Diagnostics, Inc.	3,500	204,015
UnitedHealth Group, Inc.	7,700	251,559
WellPoint, Inc. (a)	4,000	257,520

		2,896,906

Household Durables — 0.8%
Garmin Ltd.	1,300	50,024
Whirlpool Corp.	2,200	191,950

		241,974

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
GO	General Obligation Bonds
LIBOR	London Inter-Bank Offered Rate
RB	Revenue Bonds
STRIPS	Separately Traded Registered Interest and Principal Securities
USD	US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 1

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Household Products — 0.4%
The Procter & Gamble Co.	2,200	$139,194

IT Services — 3.6%
Cognizant Technology Solutions Corp. (a)	4,500	229,410
Computer Sciences Corp. (a)	4,100	223,409
Hewitt Associates, Inc., Class A (a)	5,000	198,900
International Business Machines Corp.	3,800	487,350

		1,139,069

Independent Power Producers & Energy Traders — 0.4%
The AES Corp. (a)	5,700	62,700
NRG Energy, Inc. (a)	3,700	77,330

		140,030

Industrial Conglomerates — 0.4%
General Electric Co.	6,900	125,580

Insurance — 1.5%
The Travelers Cos., Inc.	4,600	248,124
UnumProvident Corp.	8,900	220,453

		468,577

Internet Software & Services — 0.8%
Google, Inc., Class A (a)	100	56,701
VeriSign, Inc. (a)	7,800	202,878

		259,579

Machinery — 1.4%
Eaton Corp.	3,000	227,310
Lincoln Electric Holdings, Inc.	1,800	97,794
Valmont Industries, Inc.	1,300	107,679

		432,783

Metals & Mining — 1.9%
Freeport-McMoRan Copper & Gold, Inc., Class B	3,400	284,036
Reliance Steel & Aluminum Co.	2,300	113,229
Walter Industries, Inc.	2,300	212,221

		609,486

Multi-Utilities — 0.3%
Integrys Energy Group, Inc.	2,200	104,236

Multiline Retail — 2.9%
JCPenney Co., Inc.	6,400	205,888
Macy’s, Inc.	10,400	226,408
Nordstrom, Inc.	5,300	216,505
Target Corp.	5,100	268,260

		917,061

Oil, Gas & Consumable Fuels — 6.2%
Chevron Corp.	2,100	159,243
ConocoPhillips	6,400	327,488
El Paso Corp.	15,000	162,600
Exxon Mobil Corp.	5,700	381,786

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Marathon Oil Corp.	7,400	$234,136
Peabody Energy Corp.	4,500	205,650
Williams Cos., Inc.	10,400	240,240
XTO Energy, Inc.	5,100	240,618

		1,951,761

Paper & Forest Products — 0.9%
International Paper Co.	8,700	214,107
MeadWestvaco Corp.	3,200	81,760

		295,867

Personal Products — 1.4%
The Estée Lauder Cos., Inc., Class A	3,400	220,558
Herbalife Ltd.	4,600	212,152

		432,710

Pharmaceuticals — 3.6%
Endo Pharmaceuticals Holdings, Inc. (a)	8,200	194,258
Forest Laboratories, Inc. (a)	6,900	216,384
Johnson & Johnson	7,500	489,000
Pfizer, Inc.	3,601	61,757
Watson Pharmaceuticals, Inc. (a)	4,400	183,788

		1,145,187

Professional Services — 0.7%
Manpower, Inc.	3,600	205,632

Software — 2.7%
CA, Inc.	9,200	215,924
Compuware Corp. (a)	5,200	43,680
Microsoft Corp.	19,700	576,619

		836,223

Specialty Retail — 3.5%
Advance Auto Parts, Inc.	4,700	197,024
The Gap, Inc.	10,200	235,722
Limited Brands, Inc.	8,500	209,270
Ross Stores, Inc.	4,100	219,227
TJX Cos., Inc.	5,600	238,112

		1,099,355

Tobacco — 1.3%
Lorillard, Inc.	2,900	218,196
Philip Morris International, Inc.	3,600	187,776

		405,972

Total Common Stocks — 63.2%		19,926,451

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
(Percentages shown are based on Net Assets)
Fixed Income Securities

	Par
Asset-Backed Securities	(000)		Value

ACE Securities Corp., Series 2005-ASP1, Class M1, 0.93%, 9/25/35 (b)	USD	100	$22,950
Bank of America Auto Trust, Series 2009-2A, Class A2, 1.16%, 2/15/12 (c)		80	80,223
Chase Issuance Trust, Series 2009-A7, Class A7, 0.68%, 9/17/12 (b)		110	110,164
Countrywide Asset-Backed Certificates (b):
Series 2004-5, Class A, 0.70%, 10/25/34		14	11,876
Series 2004-13, Class AF4, 4.58%, 1/25/33		36	34,514
Globaldrive BV, Series 2008-2, Class A, 4.00%, 10/20/16	EUR	34	47,197
Irwin Home Equity Corp., Series 2005-C, Class 1A1, 0.51%, 4/25/30 (b)	USD	2	1,528
Lehman XS Trust, Series 2005-5N, Class 3A2, 0.61%, 11/25/35 (b)		36	12,545
Morgan Stanley ABS Capital I, Series 2005-HE1, Class A2MZ, 0.55%, 12/25/34 (b)		8	6,519
Morgan Stanley Home Equity Loans, Series 2007-2, Class A1, 0.35%, 4/25/37 (b)		65	56,158
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.51%, 6/25/35 (b)		21	18,769
SLM Student Loan Trust (b):
Series 2005-4, Class A2, 0.33%, 4/26/21		29	28,841
Series 2008-5, Class A2, 1.35%, 10/25/16		120	121,973
Series 2008-5, Class A4, 1.95%, 7/25/23		100	105,725
Structured Asset Investment Loan Trust (b):
Series 2003-BC6, Class M1, 1.00%, 7/25/33		120	92,908
Series 2003-BC7, Class M1, 1.37%, 7/25/33		100	75,758
Series 2004-8, Class M4, 1.25%, 9/25/34		22	3,073
Structured Asset Securities Corp., Series 2004-23XS, Class 2A1, 0.55%, 1/25/35 (b)		26	16,390

Total Asset-Backed Securities — 2.7%			847,111

	Par
Corporate Bonds	(000)		Value

Aerospace & Defense — 0.0%
Honeywell International, Inc., 5.70%, 3/15/36	USD	10	$10,054
L-3 Communications Corp., Series B, 6.38%, 10/15/15		2	2,052

			12,106

Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 6.20%, 1/15/38		5	5,442

Airlines — 0.0%
American Airlines, Inc., Series 2003-1, 3.86%, 1/09/12		14	13,953

Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12		100	102,684

Building Products — 0.0%
Masco Corp., 7.13%, 8/15/13		10	10,684

Capital Markets — 1.0%
Ameriprise Financial, Inc., 5.30%, 3/15/20		10	10,116
The Bank of New York Mellon Corp, 4.30%, 5/15/14		55	57,898
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		35	37,622
5.38%, 3/15/20		50	49,538
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (a)(d)		25	63
Morgan Stanley:
0.50%, 1/09/12 (b)		50	49,434
4.20%, 11/20/14		100	100,221

			304,892

Chemicals — 0.1%
Huntsman International LLC:
7.88%, 11/15/14		20	20,200
7.38%, 1/01/15		5	4,962
NOVA Chemicals Corp.:
6.50%, 1/15/12		5	5,125
3.65%, 11/15/13 (b)		10	9,425

			39,712

Commercial Banks — 0.7%
Corporacion Andina de Fomento, 6.88%, 3/15/12		50	54,056
Eksportfinans ASA:
1.88%, 4/02/13		95	94,633
3.00%, 11/17/14		50	50,192
5.50%, 5/25/16		25	27,535
Royal Bank of Scotland Group Plc, 2.63%, 5/11/12 (c)		10	10,210

			236,626

Communications Equipment — 0.1%
Cisco Systems, Inc., 4.45%, 1/15/20		25	24,861

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 3

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Computers & Peripherals — 0.1%
Seagate Technology International, 10.00%, 5/01/14 (c)	USD	20	$22,650

Consumer Finance — 0.1%
SLM Corp., 5.13%, 8/27/12		25	24,841

Containers & Packaging — 0.1%
Ball Corp.:
7.13%, 9/01/16		10	10,625
7.38%, 9/01/19		10	10,538

			21,163

Diversified Financial Services — 0.1%
General Electric Capital Corp., 6.15%, 8/07/37		25	24,448

Diversified Telecommunication Services — 0.6%
AT&T Inc., 6.50%, 9/01/37		75	77,770
GTE Corp., 6.84%, 4/15/18		50	55,210
Qwest Communications International, Inc.:
7.50%, 2/15/14		5	5,087
Series B, 7.50%, 2/15/14		5	5,088
Qwest Corp., 8.88%, 3/15/12		5	5,475
Telefonica Emisiones SAU, 4.95%, 1/15/15		25	26,399

			175,029

Electric Utilities — 0.1%
Florida Power & Light Co., 5.95%, 2/01/38		25	25,628
Massachusetts Electric Co., 5.90%, 11/15/39 (c)		15	15,195
Southern California Edison Co., 5.63%, 2/01/36		6	5,965

			46,788

Food Products — 0.4%
Kraft Foods, Inc.:
6.50%, 8/11/17		35	39,205
5.38%, 2/10/20		55	55,900
6.50%, 2/09/40		15	15,544

			110,649

Health Care Providers & Services — 0.1%
HCA, Inc., 7.25%, 9/15/20 (c)		30	30,413

Hotels Restaurants & Leisure — 0.1%
Wendy’s International, Inc., 6.25%, 11/15/11		20	20,850

Household Durables — 0.6%
Centex Corp., 5.13%, 10/01/13		41	41,820
D.R. Horton, Inc.:
6.88%, 5/01/13		30	31,425
6.13%, 1/15/14		40	40,850
5.63%, 9/15/14		10	9,900
KB Home, 6.38%, 8/15/11		6	6,135

	Par
Corporate Bonds	(000)		Value

Household Durables (concluded)
Lennar Corp., Series B, 5.60%, 5/31/15	USD	15	$14,250
Pulte Homes, Inc., 5.20%, 2/15/15		10	9,587
Ryland Group, Inc., 5.38%, 5/15/12		10	10,100
Toll Brothers Finance Corp., 4.95%, 3/15/14		10	10,127

			174,194

IT Services — 0.2%
First Data Corp.:
9.88%, 9/24/15		25	21,562
9.88%, 9/24/15		20	17,050
Sabre Holdings Corp., 8.35%, 3/15/16		40	38,000

			76,612

Independent Power Producers & Energy Traders — 0.1%
TXU Corp., 5.55%, 11/15/14		45	32,850

Insurance — 0.6%
Hartford Life Global Funding Trusts, 0.44%, 6/16/14 (b)		50	46,407
Metropolitan Life Global Funding I (c):
2.50%, 1/11/13		85	85,067
5.13%, 6/10/14		25	26,480
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (c)		15	16,271

			174,225

Life Sciences Tools & Services — 0.0%
Life Technologies Corp., 6.00%, 3/01/20		15	15,358

Media — 0.8%
Clear Channel Worldwide Holdings, Inc. (c):
9.25%, 12/15/17		7	7,271
9.25%, 12/15/17		28	29,260
Comcast Corp., 6.45%, 3/15/37		30	30,551
Cox Communications, Inc., 7.13%, 10/01/12		30	33,530
News America, Inc.:
6.40%, 12/15/35		40	40,846
6.75%, 1/09/38		85	89,145
Time Warner Cable, Inc., 5.85%, 5/01/17		20	21,415

			252,018

Metals & Mining — 0.1%
Teck Resources Ltd., 10.75%, 5/15/19		25	30,625

Multi-Utilities — 0.1%
Xcel Energy, Inc., 6.50%, 7/01/36		20	21,127

Oil, Gas & Consumable Fuels — 1.5%
BP Capital Markets Plc, 3.13%, 3/10/12		45	46,616

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on net assets)

	Par
Corporate Bonds	(000)		Value

Oil, Gas & Consumable Fuels (concluded)
Canadian Natural Resources Ltd., 6.50%, 2/15/37	USD	20	$21,222
Cenovus Energy, Inc., 6.75%, 11/15/39 (c)		20	21,691
Chevron Corp., 3.95%, 3/03/14		30	31,331
ConocoPhillips, 4.60%, 1/15/15		50	53,624
MidAmerican Energy Holdings Co., 5.95%, 5/15/37		25	24,611
Motiva Enterprises LLC, 5.20%, 9/15/12 (c)		60	62,261
Nexen, Inc., 6.40%, 5/15/37		25	25,201
Petrobras International Finance Co.:
5.88%, 3/01/18		5	5,222
5.75%, 1/20/20		55	56,347
Shell International Finance B.V., 4.00%, 3/21/14		50	52,616
Tennessee Gas Pipeline Co., 7.00%, 10/15/28		5	5,285
Valero Energy Corp., 6.63%, 6/15/37		25	23,776
XTO Energy, Inc., 6.50%, 12/15/18		25	28,854

			458,657

Pharmaceuticals — 0.8%
Eli Lilly & Co.:
3.55%, 3/06/12		20	20,868
7.13%, 6/01/25		5	5,931
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13		25	27,098
Merck & Co., Inc., 4.00%, 6/30/15		50	52,368
Novartis Capital Corp., 2.90%, 4/24/15		25	24,825
Pfizer, Inc., 5.35%, 3/15/15		70	77,130
Roche Holdings, Inc. (c):
2.26%, 2/25/11 (b)		10	10,182
5.00%, 3/01/14		25	27,003
Wyeth, 6.00%, 2/15/36		10	10,570

			255,975

Real Estate Investment Trusts (REITs) — 0.0%
iStar Financial, Inc., 5.65%, 9/15/11		10	9,125

Road & Rail — 0.0%
The Hertz Corp., 8.88%, 1/01/14		5	5,138

Software — 0.1%
Oracle Corp., 5.75%, 4/15/18		20	21,936

Tobacco — 0.1%
Philip Morris International, Inc., 4.50%, 3/26/20		40	39,026

Wireless Telecommunication Services — 0.7%
CellCo Partnership:
3.75%, 5/20/11		110	113,424
8.50%, 11/15/18		50	62,383

	Par
Corporate Bonds	(000)		Value

Wireless Telecommunication Services (concluded)
Vodafone Group Plc, 4.15%, 6/10/14	USD	50	$51,921

			227,728

Total Corporate Bonds — 9.6%			3,022,385

Foreign Agency Obligations
Japan Finance Corp., 2.00%, 6/24/11		30	30,298
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13		5	5,322
Series E, 5.25%, 7/02/12		15	16,242
Series E, 4.38%, 1/15/13		10	10,721
Series E, 4.00%, 2/02/15		10	10,516
Mexico Government International Bond, 6.38%, 1/16/13		15	16,650
Province of Ontario Canada:
4.10%, 6/16/14		40	42,732
Series 1, 1.88%, 11/19/12		40	40,290
United Mexican States, Series A, 5.13%, 1/15/20		20	20,200

Total Foreign Agency Obligations — 0.6%			192,971

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 2.4%
CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1, 6.00%, 10/25/37		83	62,810
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5, Class 2A1, 0.45%, 4/25/46 (b)		16	8,260
Series 2006-0A5, Class 3A1, 0.45%, 4/25/46 (b)		36	19,507
Series 2007-J3, Class A10, 6.00%, 7/25/37		88	65,002
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.49%, 8/25/35 (b)		24	21,363
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 0.65%, 11/25/34 (b)		12	10,780
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.64%, 4/25/37 (b)		113	76,475
Structured Asset Securities Corp., Series 2005-GEL2, Class A, 0.53%, 4/25/35 (b)		9	7,803

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 5

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

	Par
Non-Agency Mortgage-Backed Securities	(000)		Value

Collateralized Mortgage Obligations (concluded)
WaMu Mortgage Pass-Through Certificates (b):
Series 2006-AR18, Class 1A1, 5.27%, 1/25/37	USD	63	$46,504
Series 2007-0A4, Class 1A, 1.25%, 5/25/47		21	12,195
Wells Fargo Mortgage-Backed Securities Trust (b):
Series 2005-AR15, Class 2A1, 5.10%, 9/25/35		183	170,000
Series 2006-AR2, Class 2A5, 4.99%, 3/25/36		175	144,911
Series 2006-AR3, Class A4, 5.66%, 3/25/36		111	85,409
Series 2006-AR12, Class 2A1, 6.07%, 9/25/36		26	21,987

			753,006

Commercial Mortgage-Backed Securities — 3.1%
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (b)		40	41,228
GE Capital Commercial Mortgage Corp., Series 2001-2, Class A4, 6.29%, 8/11/33		170	177,385
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class AAB, 4.70%, 12/10/41		194	194,128
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A4, 4.76%, 6/10/36		170	172,545
JPMorgan Chase Commercial Mortgage Securities Corp. (b):
Series 2006-CB15, Class A4, 5.81%, 6/12/43		250	257,932
Series 2006-LDP7, Class A4, 5.87%, 4/15/45		115	118,723
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A3, 5.21%, 10/15/44 (b)		40	40,521

			1,002,462

Total Non-Agency Mortgage-Backed Securities — 5.5%			1,755,468

Taxable Municipal Bonds
The Board of Trustees of The Leland Stanford Junior University, 4.25%, 5/01/16		15	15,494

	Par
Taxable Municipal Bonds	(000)		Value

Chicago Metropolitan Water Reclamation District-Greater Chicago Illinois, GO, Build America Bonds, 5.72%, 12/01/38	USD	15	$15,143
Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44		10	10,688
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		25	28,966
New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 3/15/39		25	24,557
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		15	15,489
State of California, GO:
Build America Bonds, 7.30%, 10/01/39		25	25,084
Various Purpose, Series 3, 5.45%, 4/01/15		75	76,980
State of Texas, GO, Build America Bonds, 5.52%, 4/01/39		45	44,723

Total Taxable Municipal Bonds — 0.8%			257,124

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.3%
Fannie Mae:
5.13%, 1/02/14		100	108,600
2.63%, 11/20/14		65	65,004
Freddie Mac, 1.13%, 12/15/11		180	180,411
Tennessee Valley Authority, 5.25%, 9/15/39		60	59,333

			413,348

Collateralized Mortgage Obligations — 0.2%
Fannie Mae Mortgage-Backed Securities, Series 2006-9, Class DA, 5.50%, 7/25/25		17	17,697
Freddie Mac Mortgage-Backed Securities, Series 3068, Class VA, 5.50%, 10/15/16		54	56,855

			74,552

Federal Deposit Insurance Corporation Guaranteed — 1.7%
Citibank NA, 1.75%, 12/28/12		75	75,213
Citigroup Funding, Inc.:
2.13%, 7/12/12		50	50,896
1.88%, 10/22/12		100	100,798
General Electric Capital Corp.:
2.00%, 9/28/12		50	50,681
2.13%, 12/21/12 (e)		140	141,832

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on net assets)

	Par
U.S. Government Sponsored Agency Securities	(000)		Value

Federal Deposit Insurance Corporation Guaranteed (concluded)
General Electric Capital Corp. (concluded):
2.63%, 12/28/12	USD	100	$102,691

			522,111

Interest Only Collateralized Mortgage Obligations — 0.2%
Ginnie Mae Mortgage-Backed Securities:
Series 2007-9, Class BI, 6.35%, 3/20/37		74	7,720
Series 2009-16, Class SL, 7.10%, 1/20/37		123	14,910
Series 2009-26, Class SC, 5.95%, 1/16/38		89	10,451
Series 2009-47, Class KS, 5.82%, 6/16/39		293	26,277

			59,358

Interest Only Mortgaged-Backed Securities — 0.3%
Fannie Mae Mortgage-Backed Securities, 4.83%, 8/01/38 (b)		77	80,860

Mortgaged-Backed Securities — 30.8%
Fannie Mae Mortgage Backed Securities (f):
4.00%, 4/01/25 - 4/15/40		200	198,407
4.50%, 7/01/39 - 5/15/40		2,800	2,804,407
5.00%, 1/01/23 - 4/15/40 (e)		1,800	1,862,053
5.50%, 4/15/25 - 6/15/40		1,760	1,852,906
6.00%, 12/01/31 - 5/15/40 (e)		1,116	1,193,085
6.50%, 4/15/40		300	325,125
Freddie Mac Mortgage-Backed Securities (f):
5.00%, 4/01/22 - 4/15/40		123	126,986
5.50%, 4/15/25 - 2/01/40		160	170,321
6.00%, 6/01/35 - 4/15/40		998	1,071,840
Ginnie Mae Mortgage-Backed Securities, 5.00%, 4/21/40 (f)		100	103,812

			9,708,942

Total U.S. Government Sponsored Agency Securities — 34.5%			10,859,171

U.S. Treasury Obligations

U.S. Treasury Bonds, 8.00%, 11/15/21		50	68,125
U.S. Treasury Notes:
0.88%, 2/29/12		155	191,495
3.63%, 2/15/20		1,435	1,410,560
8.13%, 5/15/21 (g)		150	205,430
3.50%, 2/15/39 (g)		215	173,982

	Par
U.S. Treasury Obligations	(000)		Value

U.S. Treasury STRIPS, 4.62%, 8/15/20 (h)	USD	215	$138,727

Total U.S. Treasury Obligations — 6.9%			2,188,318

Total Fixed Income Securities — 60.6%			19,122,549

Preferred Securities

Capital Trusts

Capital Markets — 0.0%
Credit Suisse Guernsey Ltd., 5.86% (b)(i)		5	4,688

Diversified Financial Services — 0.2%
JPMorgan Chase & Co., 7.90% (b)(i)		50	53,305

Insurance — 0.5%
Chubb Corp., 6.38%, 3/29/67 (b)		25	25,156
Lincoln National Corp., 7.00%, 5/17/66 (b)		25	22,750
MetLife, Inc., 6.40%, 12/15/66		45	40,275
Progressive Corp., 6.70%, 6/15/67 (b)		35	34,365
The Travelers Cos., Inc., 6.25%, 3/15/67 (b)		25	24,609

			147,155

Total Preferred Securities — 0.7%			205,148

Total Long-Term Investments (Cost — $36,276,368) — 124.1%			39,254,148

Short-Term Securities

Borrowed Bond Agreement — 0.5%
Barclays Capital Inc.,
0.14%, 6/30/10		137	136,750

	Shares

Money Market Fund — 0.0%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (j)(k)	10,435	10,435

Total Short-Term Securities (Cost — $147,185) — 0.5%		147,185

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 7

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

Options Purchased	Contracts		Value

Exchange-Traded Put Options Purchased — 0.0%
Euro-Dollar Future, Strike Price USD 98.75, Expires 9/13/10	8		$350

Over-the-Counter Call Swaptions Purchased — 0.2%
Receive a fixed rate of 1.12% and pay a floating rate based on 3-month LIBOR, Expires 4/26/10, Broker Morgan Stanley Capital Services, Inc.	1	(l)	357
Receive a fixed rate of 4.25% and pay a floating rate based on 3-month LIBOR, Expires 5/14/10, Broker Royal Bank of Scotland Plc	—	(l)(m)	931
Receive a fixed rate of 1.20% and pay a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker Citibank NA	1	(l)	3,041
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker Deutsche Bank AG	1	(l)	2,713
Receive a fixed rate of 3.90% and pay a floating rate based on 3-month LIBOR, Expires 11/16/10, Broker Goldman Sachs Bank USA	—	(l)(m)	1,780
Receive a fixed rate of 4.19% and pay a floating rate based on 3-month LIBOR, Expires 3/04/11, Broker Deutsche Bank AG	—	(l)(m)	5,815
Receive a fixed rate of 5.86% and pay a floating rate based on 3-month LIBOR, Expires 8/15/11, Broker JPMorgan Chase Bank NA	—	(l)(m)	47,847

			62,484

Over-the-Counter Put Swaptions Purchased — 0.1%
Pay a fixed rate of 1.92% and receive a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker Morgan Stanley Capital Services, Inc.	1	(l)	380
Pay a fixed rate of 1.95% and receive a floating rate based on 3-month LIBOR, Expires 9/18/10, Broker Citibank NA	1	(l)	371
Pay a fixed rate of 3.90% and receive a floating rate based on 3-month LIBOR, Expires 11/16/10, Broker Goldman Sachs Bank USA	—	(l)(m)	3,856

Options Purchased	Contracts		Value

Over-the-Counter Put Swaptions Purchased (concluded)
Pay a fixed rate of 4.19% and receive a floating rate based on 3-month LIBOR, Expires 3/04/11, Broker Deutsche Bank AG	—	(l)(m)	$7,783
Pay a fixed rate of 5.86% and receive a floating rate based on 3-month LIBOR, Expires 8/15/11, Broker JPMorgan Chase Bank NA	—	(l)(m)	4,349
Pay a fixed rate of 5.09% and receive a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker Credit Suisse International	—	(l)(m)	4,780
Pay a fixed rate of 4.71% and receive a floating rate based on 3-month LIBOR, Expires 11/18/13, Broker JPMorgan Chase Bank NA	—	(l)(m)	7,793

			29,312

Total Options Purchased (Cost — $99,147) — 0.3%			92,146

Total Investments Before Borrowed Bonds, TBA Sale Commitments and Outstanding Options Written (Cost — $36,522,700*) — 125.3%			39,493,479

	Par
Borrowed Bonds	(000)

U.S. Treasury Notes,
0.88%, 2/29/12	USD	100	(136,609)

Total Borrowed Bonds (Proceeds — $136,625) — (0.4)%			(136,609)

TBA Sale Commitments (f)
Fannie Mae Mortgage-Backed Securities :
4.50%, 7/01/39 — 5/15/40		1,400	(1,403,063)
5.00%, 1/01/23 — 4/15/40		1,000	(1,031,562)
5.50%, 4/15/25 — 6/15/40		600	(632,344)
6.00%, 12/01/31 — 5/15/40		600	(637,313)
6.50%, 4/15/40		100	(108,375)
Freddie Mac Mortgage-Backed Securities, 6.00%, 6/01/35 — 4/15/40		1,000	(1,072,969)

Total TBA Sale Commitments (Proceeds — $4,886,832) — (15.5)%			(4,885,626)

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on net assets)

Options Written	Contracts		Value

Exchange-Traded Put Options Written — (0.0)%
Euro-Dollar Future, Strike Price USD 98.25, Expires 9/13/10	8		$(150)

Over-the-Counter Call Swaptions Written — (0.3)%
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, Expires 4/19/10, Broker Goldman Sachs Bank USA	—	(l)(m)	(121)
Pay a fixed rate of 4.88% and receive a floating rate based on 3-month LIBOR, Expires 5/04/10, Broker Deutsche Bank AG	—	(l)(m)	(25,921)
Pay a fixed rate of 3.80% and receive a floating rate based on 3-month LIBOR, Expires 5/28/10, Broker Morgan Stanley Capital Services, Inc.	—	(l)(m)	(2,736)
Pay a fixed rate of 4.80% and receive a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker Citibank NA	—	(l)(m)	(15,060)
Pay a fixed rate of 4.12% and receive a floating rate based on 3-month LIBOR, Expires 8/26/10, Broker Goldman Sachs Bank USA	—	(l)(m)	(2,629)
Pay a fixed rate of 4.12% and receive a floating rate based on 3-month LIBOR, Expires 8/27/10, Broker Morgan Stanley Capital Services, Inc.	—	(l)(m)	(2,607)
Pay a fixed rate of 4.13% and receive a floating rate based on 3-month LIBOR, Expires 9/09/10, Broker Morgan Stanley Capital Services, Inc.	1	(l)	(15,836)
Pay a fixed rate of 5.40% and receive a floating rate based on 3-month LIBOR, Expires 12/14/10, Broker UBS AG	—	(l)(m)	(21,040)
Pay a fixed rate of 4.90% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG	—	(l)(m)	(10,186)
Pay a fixed rate of 4.92% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG	—	(l)(m)	(5,185)
Pay a fixed rate of 4.89% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG	—	(l)(m)	(4,818)

			(106,139)

Options Written	Contracts (l)		Value

Over-the-Counter Put Swaptions Written — (0.2)%
Receive a fixed rate of 3.90% and pay a floating rate based on 3-month LIBOR, Expires 4/19/10, Broker Goldman Sachs Bank USA	—	(l)(m)	$(501)
Receive a fixed rate of 4.88% and pay a floating rate based on 3-month LIBOR, Expires 5/04/10, Broker Deutsche Bank AG	—	(l)(m)	(6)
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, Expires 5/28/10, Broker Morgan Stanley Capital Services, Inc.	—	(l)(m)	(401)
Receive a fixed rate of 4.80% and pay a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker Citibank NA	—	(l)(m)	(138)
Receive a fixed rate of 4.12% and pay a floating rate based on 3-month LIBOR, Expires 8/26/10, Broker Goldman Sachs Bank USA	—	(l)(m)	(1,841)
Receive a fixed rate of 4.12% and pay a floating rate based on 3-month LIBOR, Expires 8/27/10, Broker Morgan Stanley Capital Services, Inc.	—	(l)(m)	(1,873)
Receive a fixed rate of 4.13% and pay a floating rate based on 3-month LIBOR, Expires 9/09/10, Broker Morgan Stanley Capital Services, Inc.	1	(l)	(12,219)
Receive a fixed rate of 5.40% and pay a floating rate based on 3-month LIBOR, Expires 12/14/10, Broker UBS AG	—	(l)(m)	(965)
Receive a fixed rate of 6.09% and pay a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker Credit Suisse International	—	(l)(m)	(2,386)
Receive a fixed rate of 4.90% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG	—	(l)(m)	(11,994)
Receive a fixed rate of 4.92% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG	—	(l)(m)	(5,907)
Receive a fixed rate of 4.89% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG	—	(m)	(7,612)

			(45,843)

Total Options Written (Premiums Received — $221,303) — (0.5)%			(152,132)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 9

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund (Percentages shown are based on Net Assets)

Value

Total Investments, Net of Borrowed Bonds , TBA Sale Commitments and Outstanding Options
Written — 108.9%	$34,319,112
Liabilities in Excess of Other Assets — (8.9)%	(2,799,273)

Net Assets — 100.0%	$31,519,839

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$36,801,116

Gross unrealized appreciation	$3,499,366
Gross unrealized depreciation	(807,003)

Net unrealized appreciation	$2,692,363

(a)	Non-income producing security.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(f)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)

BNP Paribas	$499,375	$(2,848)
Bank of America NA	$(518,015)	$2,063
Citigroup Global Markets, Inc.	$200,438	$836
Credit Suisse Securities LLC	$507,704	$(3,922)
Deutsche Bank Securities, Inc.	$115,734	$(1,461)
Goldman Sachs & Co.	$1,253,553	$(4,031)
Greenwich Financial Services	$(210,781)	$(766)
JPMorgan Securities, Ltd.	$934,281	$(5,750)
Morgan Stanley Capital Services, Inc.	$(341,934)	$(5,981)
Wells Fargo Bank, NA	$105,469	$(219)

(g)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(h)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$185,425	$58

(k)	Represents the current yield as of report date.

(l)	One contract represents a notional amount of $1 million.

(m)	Notional amount is less than $1 million.
•	Reverse repurchase agreements outstanding as of March 31, 2010 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counter-party	Rate	Date	Date	Amount	Amount

Barclays Capital, Inc.	0.19%	3/11/10	4/13/10	$1,055,117	$1,055,000
Credit Suisse International	0.19%	1/26/10	6/30/10	141,920	141,875
Barclays Capital, Inc.	0.20%	3/11/10	Open	138,532	138,516

Total				$1,335,569	$1,335,391

•	Foreign currency exchange contracts as of March 31, 2010 were as follows:

Currency		Currency		Counter-	Settlement	Unrealized
Purchased		Sold		party	Date	Appreciation

USD	45,309	EUR	33,500	Citibank NA	5/26/10	$60
•	Financial futures contracts purchased as of March 31, 2010 were as follows:

		Expiration	Notional		Unrealized
Contracts	Issue	Date	Value		Appreciation

6	5-Year U.S. Treasury Bond	June 2010	USD	687,888	$1,175
•	Financial futures contracts sold as of March 31, 2010 were as follows:

					Unrealized
		Expiration	Notional		Appreciation
Contracts	Issue	Date	Value		(Depreciation)

10	2-Year U.S. Treasury Bond	June 2010	USD	2,170,545	$1,014
3	10-Year U.S. Treasury Bond	June 2010	USD	347,579	(1,171)
1	Euro Dollar Future	December 2010	USD	247,785	(140)
1	Euro Dollar Future	June 2011	USD	246,010	(103)
1	Euro Dollar Future	March 2012	USD	243,697	159

Total					$(241)

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	Balanced Capital V.I. Fund
•	Interest rate swaps outstanding as of March 31, 2010 were as follows:

				Notional		Unrealized
Fixed	Floating			Amount		Appreciation
Rate	Rate	Counterparty	Expiration	(000)		(Depreciation)

1.10% (a)	3-month LIBOR	Goldman Sachs International	March 2012	USD	600	$(536)
1.14% (b)	3-month LIBOR	Credit Suisse International	March 2012	USD	600	78
5.02% (a)	3-month LIBOR	Deutsche Bank AG	October 2012	USD	500	43,858
2.25% (b)	3-month LIBOR	Deutsche Bank AG	December 2012	USD	150	(2,530)
2.85% (a)	3-month LIBOR	Credit Suisse International	July 2014	USD	300	5,160
3.05% (b)	3-month LIBOR	Credit Suisse International	August 2014	USD	600	(15,075)
3.26% (a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2014	USD	100	3,358
2.79% (b)	3-month LIBOR	JPMorgan Chase Bank NA	November 2014	USD	65	(614)
2.69% (a)	3-month LIBOR	Morgan Stanley Capital
		Services, Inc.	February 2015	USD	600	449
2.75% (b)	3-month LIBOR	Morgan Stanley Capital
		Services, Inc.	March 2015	USD	200	(372)
2.72% (b)	3-month LIBOR	JPMorgan Chase Bank NA	April 2015	USD	200	—
2.73% (b)	3-month LIBOR	Morgan Stanley Capital
		Services, Inc.	April 2015	USD	200	(128)
3.68% (a)	3-month LIBOR	Deutsche Bank AG	August 2019	USD	300	(981)
3.47% (a)	3-month LIBOR	Royal Bank of
		Scotland Plc	September 2019	USD	100	(2,184)
3.50% (a)	3-month LIBOR	Citibank NA	September 2019	USD	100	(1,892)
3.36% (a)	3-month LIBOR	Goldman Sachs International	October 2019	USD	100	(3,156)
3.43% (b)	3-month LIBOR	Deutsche Bank AG	October 2019	USD	100	2,548
3.73% (b)	3-month LIBOR	Citibank NA	October 2019	USD	200	382
3.70% (a)	3-month LIBOR	Credit Suisse International	December 2019	USD	300	(1,818)
3.89% (a)	3-month LIBOR	BNP Paribas	January 2020	USD	100	921
3.89% (a)	3-month LIBOR	Credit Suisse International	January 2020	USD	200	1,850
3.93% (a)	3-month LIBOR	BNP Paribas	January 2020	USD	100	1,286
3.71% (b)	3-month LIBOR	Deutsche Bank AG	February 2020	USD	200	1,401
3.75% (a)	3-month LIBOR	Citibank NA	February 2020	USD	100	(344)
3.75% (a)	3-month LIBOR	Royal Bank of
		Scotland Plc	February 2020	USD	200	(746)
3.79% (a)	3-month LIBOR	BNP Paribas	February 2020	USD	100	76
4.87% (b)	3-month LIBOR	Deutsche Bank AG	February 2020	USD	500	(23,769)
3.33% (a)	3-month LIBOR	Citibank NA	March 2020	USD	400	3,386
3.64% (b)	3-month LIBOR	Royal Bank of
		Scotland Plc	March 2020	USD	200	2,710
3.68% (a)	3-month LIBOR	BNP Paribas	March 2020	USD	200	(1,910)
3.68% (b)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	100	1,027
3.70% (b)	3-month LIBOR	Morgan Stanley Capital
		Services, Inc.	March 2020	USD	200	1,713
3.71% (b)	3-month LIBOR	Morgan Stanley Capital
		Services, Inc.	March 2020	USD	200	1,577
3.75% (b)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	200	1,025
3.77% (a)	3-month LIBOR	Citibank NA	March 2020	USD	200	(559)
3.83% (b)	3-month LIBOR	JPMorgan Chase Bank NA	March 2020	USD	100	(183)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 11

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund

					Notional	Unrealized
Fixed	Floating				Amount	Appreciation
Rate	Rate	Counterparty	Expiration		(000)	(Depreciation)

4.24% (c)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	USD	45	$(1,384)
4.42% (c)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	USD	155	(6,572)
4.35% (b)	3-month LIBOR	JPMorgan Chase Bank NA	July 2039	USD	100	2,424
4.44% (b)	3-month LIBOR	Royal Bank of Scotland Plc	January 2040	USD	100	1,166

Total						$11,642

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.

(c)	Pays fixed interest rate and receives floating rate at expiration date.
•	Credit default swaps on single-name issues — buy protection outstanding as of March 31, 2010 were as follows:

	Pay				Notional	Unrealized
Issuer	Rate	Counterparty	Expiration		Amount (000)	Depreciation

Centex Corp.	6.92%	JPMorgan Chase Bank NA	December 2010	USD	15	$(702)
Limited Brands, Inc.	1.07%	UBS AG	December 2010	USD	60	(184)
Radio Shack Corp.	1.16%	UBS AG	December 2010	USD	60	(84)
Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	June 2011	USD	60	(411)
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	10	(993)
Wendy’s International Inc.	2.90%	JPMorgan Chase Bank NA	December 2011	USD	20	(587)
NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	USD	5	(136)
Macy’s, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	USD	15	(2,082)
Macy’s, Inc.	8.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD	5	(749)
Ryland Group, Inc.	4.51%	JPMorgan Chase Bank NA	June 2012	USD	10	(730)
D.R. Horton, Inc.	5.04%	JPMorgan Chase Bank NA	June 2013	USD	30	(3,293)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	September 2013	USD	55	(300)
Masco Corp.	5.00%	JPMorgan Chase Bank NA	September 2013	USD	10	(821)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	35	(4,336)
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD	20	(2,499)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	USD	10	(406)
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	March 2014	USD	40	(1,090)
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs Bank USA	March 2014	USD	5	(1,524)
Toll Brothers Finance Corp.	2.00%	JPMorgan Chase Bank NA	March 2014	USD	10	(228)
Seagate Technology Holdings	1.00%	Credit Suisse International	June 2014	USD	5	(79)
Seagate Technology Holdings	5.00%	Morgan Stanley Capital Services, Inc.	June 2014	USD	15	(325)
D.R. Horton, Inc.	5.07%	JPMorgan Chase Bank NA	September 2014	USD	10	(1,338)
Macy’s, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2014	USD	5	(85)
Energy Future Holdings Corp.	5.00%	Morgan Stanley Capital Services, Inc.	December 2014	USD	40	(1,472)
Energy Future Holdings Corp.	5.00%	JPMorgan Chase Bank NA	December 2014	USD	5	(311)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	USD	20	(7,395)

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund

					Notional	Unrealized
	Pay				Amount	Appreciation
Issuer	Rate	Counterparty	Expiration		(000)	(Depreciation)

Huntsman International LLC	5.00%	Goldman Sachs Bank USA	March 2015	USD	5	$(1,525)
Pulte Homes, Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	USD	10	(496)
Lennar Corp.	5.86%	JPMorgan Chase Bank NA	June 2015	USD	15	(2,127)
First Data Corp.	5.00%	Credit Suisse International	December 2015	USD	10	(913)
First Data Corp.	5.00%	Goldman Sachs Bank USA	December 2015	USD	5	(435)
First Data Corp.	5.00%	JPMorgan Chase Bank NA	December 2015	USD	10	(913)
First Data Corp.	5.00%	Deutsche Bank AG	December 2015	USD	20	1,475
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	USD	40	(18,287)

Total						$(55,381)

•	Credit default swaps on traded indexes — buy protection outstanding as of March 31, 2010 were as follows:

	Received				Notional
	Fixed				Amount	Unrealized
Issuer	Rate	Counterparty	Expiration		(000)	Depreciation

Dow Jones CDX North America High Yield	5.00%	Credit Suisse International	December 2014	USD	496	$(10,136)
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 13

Schedule of Investments (continued)	BlackRock Balanced Capital V.I. Fund
The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investment in Securities:
Long-Term Investments:
Asset-Backed Securities	—	$776,964	$70,147	$847,111
Common Stocks	$19,926,451	—	—	19,926,451
Corporate Bonds	—	3,022,385	—	3,022,385
Foreign Agency Obligations	—	192,971	—	192,971
Non-Agency Mortgage-Backed Securities	—	1,755,468	—	1,755,468
Taxable Municipal Bonds	—	257,124	—	257,124
U.S. Government Sponsored Agency Securities	—	10,859,171	—	10,859,171
U.S. Treasury Obligations	—	2,188,318	—	2,188,318
Preferred Securities	—	205,148	—	205,148
Short-Term Securities:
Borrowed Bond Agreement	—	136,750	—	136,750
Money Market Fund	10,435	—	—	10,435
Liabilities:
Investment in Securities:
Long-Term Investments:
Borrowed Bonds	—	(136,609)	—	(136,609)
TBA Sale Commitments	—	(4,885,626)	—	(4,885,626)

Total	$19,936,886	$14,419,262	$22,950	$34,379,098

Derivative Financial Instruments1

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit contracts		$1,475	—	$1,475
Foreign currency exchange contracts		60	—	60
Interest rate contracts	$2,698	168,191	—	170,889
Liabilities:
Credit contracts		(66,992)	—	(66,992)
Interest rate contracts	(1,564)	(208,779)	$(7,956)	(218,299)

Total	$1,134	$(106,045)	$(7,956)	$(112,867)

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock Balanced Capital V.I. Fund
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Asset- Backed
Securities
Assets/Liabilities:
Balance, as of December 31, 2009	$21,000
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[1]	1,950
Purchases	—
Sales	—
Transfers in2	47,197
Transfers out[2]	—

Balance, as of March 31, 2010	$70,147

[1]	The change in unrealized appreciation/depreciation on securities still held at March 31, 2010 was $1,950.
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Interest Rate
Assets/Liabilities:	Contracts

Balance, as of December 31, 2009	$(4,301)
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation	(3,655)
Purchases	—
Sales	—
Transfers in2	—
Transfers out[2]	—

Balance, as of March 31, 2010	$(7,956)

[2]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 15

BlackRock Basic Value V.I. Fund
Schedule of Investments March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Above-Average Yield — 33.4%
Aerospace & Defense — 1.4%
Honeywell International, Inc.	170,100	$7,700,427

Capital Markets — 1.3%
The Bank of New York Mellon Corp. (a)	222,834	6,881,114

Chemicals — 1.8%
E.I. du Pont de Nemours & Co.	261,100	9,723,364

Commercial Banks — 0.6%
U.S. Bancorp	118,900	3,077,132

Diversified Financial Services — 3.4%
JPMorgan Chase & Co.	407,976	18,256,926

Diversified Telecommunication Services — 2.2%
AT&T Inc.	199,495	5,154,951
Verizon Communications, Inc. (a)	206,300	6,399,426

		11,554,377

Electric Utilities — 1.2%
The Southern Co. (a)	191,400	6,346,824

Food Products — 1.7%
General Mills, Inc.	128,100	9,068,199

Industrial Conglomerates — 3.8%
General Electric Co.	687,400	12,510,680
Tyco International Ltd.	200,700	7,676,775

		20,187,455

Metals & Mining — 1.6%
Alcoa, Inc. (a)	593,800	8,455,712

Multi-Utilities — 1.2%
Dominion Resources, Inc.	163,300	6,713,263

Oil, Gas & Consumable Fuels — 4.4%
Chevron Corp.	78,300	5,937,489
Exxon Mobil Corp. (a)	261,300	17,501,874

		23,439,363

Pharmaceuticals — 7.2%
Bristol-Myers Squibb Co.	603,000	16,100,100
Eli Lilly & Co. (a)	141,300	5,117,886
Merck & Co, Inc.	238,781	8,918,470
Pfizer, Inc.	491,020	8,420,993

		38,557,449

Semiconductors & Semiconductor Equipment — 1.6%
Analog Devices, Inc.	143,700	4,141,434
Maxim Integrated Products, Inc.	244,500	4,740,855

		8,882,289

Total Above-Average Yield		178,843,894

Below-Average Price/Earnings Ratio — 30.2%
Aerospace & Defense — 1.1%
Northrop Grumman Corp.	89,400	5,861,958

Capital Markets — 1.5%
Morgan Stanley	268,800	7,873,152

Computers & Peripherals — 2.5%
Hewlett-Packard Co.	255,531	13,581,473

Construction & Engineering — 1.5%
Fluor Corp.	168,800	7,850,888

Common Stocks	Shares	Value

Below-Average Price/Earnings Ratio (concluded)
Diversified Financial Services — 3.9%
Bank of America Corp.	831,844	$14,848,415
Citigroup, Inc.	1,536,000	6,220,800

		21,069,215

Energy Equipment & Services — 1.7%
Noble Corp.	217,700	9,104,214

Food Products — 5.6%
Kraft Foods, Inc.	481,033	14,546,438
Unilever NV — ADR	514,100	15,505,256

		30,051,694

Insurance — 6.9%
ACE Ltd.	122,700	6,417,210
MetLife, Inc.	179,600	7,783,864
Prudential Financial, Inc.	71,400	4,319,700
The Travelers Cos., Inc.	335,608	18,102,695

		36,623,469

Media — 2.5%
Viacom, Inc., Class B (b)	384,400	13,215,672

Metals & Mining — 0.8%
Nucor Corp.	98,200	4,456,316

Office Electronics — 2.2%
Xerox Corp.	1,185,900	11,562,525

Total Below-Average Price/Earnings Ratio		161,250,576

Low Price-to-Book Value — 20.4%
Aerospace & Defense — 1.9%
Raytheon Co.	181,100	10,344,432

Commercial Banks — 1.0%
Wells Fargo & Co.	178,600	5,558,032

Energy Equipment & Services — 3.2%
Halliburton Co.	572,700	17,255,451

Household Products — 2.4%
Kimberly-Clark Corp.	201,800	12,689,184

Insurance — 0.6%
Hartford Financial Services Group, Inc.	112,000	3,183,040

Machinery — 0.6%
Deere & Co.	55,000	3,270,300

Media — 2.7%
Comcast Corp. Special, Class A	331,200	5,951,664
Walt Disney Co.	236,300	8,249,233

		14,200,897

Metals & Mining — 0.9%
United States Steel Corp. (a)	72,800	4,624,256

Oil, Gas & Consumable Fuels — 1.8%
Anadarko Petroleum Corp.	128,600	9,365,938

Semiconductors & Semiconductor Equipment — 4.9%
LSI Corp. (b)	2,873,200	17,583,984
Lam Research Corp. (b)	102,200	3,814,104
Micron Technology, Inc. (a)(b)	443,600	4,609,004

		26,007,092

Portfolio Abbreviation
ADR          American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 1

BlackRock Basic Value V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Low Price-to-Book Value (concluded)
Specialty Retail — 0.4%
Limited Brands, Inc.	95,200	$2,343,824

Total Low Price-to-Book Value		108,842,446

Price-to-Cash Flow — 9.8%
Diversified Telecommunication Services — 2.5%
Qwest Communications International, Inc. (a)	2,570,200	13,416,444

Electrical Equipment — 0.4%
Sensata Technologies Holding NV (b)	111,900	2,009,724

Food & Staples Retailing — 0.9%
The Kroger Co.	232,500	5,035,950

Health Care Providers & Services — 1.2%
UnitedHealth Group, Inc.	201,100	6,569,937

Media — 1.6%
Time Warner, Inc.	276,233	8,637,806

Oil, Gas & Consumable Fuels — 3.2%
Devon Energy Corp.	25,100	1,617,193
Hess Corp.	104,300	6,523,965
Peabody Energy Corp.	190,600	8,710,420

		16,851,578

Total Price-to-Cash Flow		52,521,439

Special Situations — 5.4%
Health Care Equipment & Supplies — 1.3%
Covidien Plc	134,000	6,737,520

IT Services — 2.4%
International Business Machines Corp.	101,610	13,031,483

Semiconductors & Semiconductor Equipment — 1.7%
Intel Corp.	406,600	9,050,916

Total Special Situations		28,819,919

Total Long-Term Investments (Cost — $458,762,814) — 99.2%		530,278,274

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.12%, 12/31/99 (c)(d)	787,018	787,018

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.22% (c)(d)(e)	$40,943	40,943,450

Total Short-Term Securities (Cost — $41,730,468) — 7.8%		41,730,468

		Value

Total Investments (Cost — $500,493,282*) — 107.0%		$572,008,742
Liabilities in Excess of Other Assets — (7.0)%		(37,601,919)

Net Assets — 100.0%		$534,406,823

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$521,869,136

Gross unrealized appreciation	$68,448,768
Gross unrealized depreciation	(18,309,162)

Net unrealized appreciation	$50,139,606

(a)	Security, or a portion of security, is on loan.

(b)	Non-income producing security.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds,
TempFund, Institutional Class	$787,018	$651
BlackRock Liquidity Series, LLC
Money Market Series	$21,771,606	$3,637

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock Basic Value V.I. Fund
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments[1]	$530,278,274	—	—	$530,278,274
Short-Term Securities	787,018	$40,943,450	—	41,730,468

Total	$531,065,292	$40,943,450	—	$572,008,742

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 3

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Air Freight & Logistics — 2.0%
United Parcel Service, Inc., Class B	64,100	$4,128,681

Airlines — 2.7%
Delta Air Lines, Inc. (a)(b)	307,300	4,483,507
UAL Corp. (a)	52,700	1,030,285

		5,513,792

Beverages — 2.3%
The Coca-Cola Co.	85,900	4,724,500

Biotechnology — 3.3%
Amgen, Inc. (a)	64,300	3,842,568
Gilead Sciences, Inc. (a)	64,200	2,919,816

		6,762,384

Building Products — 0.1%
Masco Corp.	18,300	284,016

Capital Markets — 0.9%
The Goldman Sachs Group, Inc.	11,000	1,876,930

Chemicals — 0.7%
Ecolab, Inc.	33,600	1,476,720

Commercial Banks — 1.5%
Wells Fargo & Co.	99,500	3,096,440

Communications Equipment — 4.3%
Cisco Systems, Inc. (a)	142,100	3,698,863
F5 Networks, Inc. (a)	24,100	1,482,391
QUALCOMM, Inc.	85,100	3,573,349

		8,754,603

Computers & Peripherals — 11.4%
Apple, Inc. (a)	46,100	10,830,273
EMC Corp. (a)	61,500	1,109,460
Hewlett-Packard Co.	115,000	6,112,250
NetApp, Inc. (a)	96,900	3,155,064
Seagate Technology Holdings	103,600	1,891,736

		23,098,783

Diversified Financial Services — 2.0%
JPMorgan Chase & Co.	43,500	1,946,625
Moody’s Corp.	68,100	2,025,975

		3,972,600

Energy Equipment & Services — 1.3%
Schlumberger Ltd.	21,900	1,389,774
Transocean Ltd. (a)	14,185	1,225,300

		2,615,074

Food & Staples Retailing — 2.7%
Wal-Mart Stores, Inc.	77,700	4,320,120
Whole Foods Market, Inc. (a)	32,100	1,160,415

		5,480,535

Health Care Equipment & Supplies — 2.8%
St. Jude Medical, Inc. (a)	63,700	2,614,885
Zimmer Holdings, Inc. (a)	50,600	2,995,520

		5,610,405

Common Stocks	Shares	Value

Health Care Providers & Services — 2.1%
Express Scripts, Inc. (a)	41,600	$4,233,216

Health Care Technology — 1.3%
Cerner Corp. (a)(b)	30,400	2,585,824

Hotels Restaurants & Leisure — 4.0%
Darden Restaurants, Inc.	26,900	1,198,126
Las Vegas Sands Corp. (a)(b)	111,000	2,347,650
Starbucks Corp. (a)	93,200	2,261,964
Starwood Hotels & Resorts Worldwide, Inc.	50,700	2,364,648

		8,172,388

Household Products — 3.0%
The Procter & Gamble Co.	96,300	6,092,901

IT Services — 1.0%
MasterCard, Inc., Class A	7,900	2,006,600

Internet & Catalog Retail — 2.7%
Amazon.com, Inc. (a)	40,200	5,456,346

Internet Software & Services — 4.9%
Baidu.com, Inc. — ADR (a)	3,600	2,149,200
Google, Inc., Class A (a)	13,900	7,881,439

		10,030,639

Life Sciences Tools & Services — 2.2%
Covance, Inc. (a)	39,200	2,406,488
Life Technologies Corp. (a)	39,300	2,054,211

		4,460,699

Machinery — 7.7%
Cummins, Inc.	44,400	2,750,580
Danaher Corp.	65,900	5,266,069
Joy Global, Inc.	71,200	4,029,920
PACCAR, Inc.	85,000	3,683,900

		15,730,469

Media — 3.0%
CBS Corp., Class B	165,400	2,305,676
Comcast Corp., Class A	202,000	3,801,640

		6,107,316

Metals & Mining — 2.0%
Agnico-Eagle Mines Ltd.	13,600	757,112
Freeport-McMoRan Copper & Gold, Inc., Class B	15,900	1,328,286
United States Steel Corp.	31,000	1,969,120

		4,054,518

Multiline Retail — 1.8%
Kohl’s Corp. (a)	67,700	3,708,606

Oil, Gas & Consumable Fuels — 2.5%
Anadarko Petroleum Corp.	31,900	2,323,277
EOG Resources, Inc.	29,600	2,751,024

		5,074,301

Portfolio Abbreviation

ADR	American Depositary Receipts

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 1

Schedule of Investments (continued)	BlackRock Capital Appreciation V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Personal Products — 1.4%
Avon Products, Inc.	84,200	$2,851,854

Pharmaceuticals — 4.6%
Abbott Laboratories	83,900	4,419,852
Pfizer, Inc.	155,800	2,671,970
Teva Pharmaceutical Industries Ltd. — ADR	35,700	2,251,956

		9,343,778

Professional Services — 0.8%
Manpower, Inc.	27,000	1,542,240

Semiconductors & Semiconductor Equipment — 4.6%
Broadcom Corp., Class A	63,100	2,093,658
Cree, Inc. (a)	10,300	723,266
Lam Research Corp. (a)	50,900	1,899,588
Micron Technology, Inc. (a)	266,300	2,766,857
Nvidia Corp. (a)	103,300	1,795,354

		9,278,723

Software — 7.9%
Check Point Software Technologies Ltd. (a)	88,400	3,099,304
Microsoft Corp.	329,400	9,641,538
Salesforce.com, Inc. (a)	45,100	3,357,695

		16,098,537

Specialty Retail — 2.1%
CarMax, Inc. (a)	62,900	1,580,048
Home Depot, Inc.	82,800	2,678,580

		4,258,628

Tobacco — 1.4%
Philip Morris International, Inc.	54,700	2,853,152

Wireless Telecommunication Services — 0.5%
NII Holdings, Inc. (a)	25,100	1,045,666

Total Long-Term Investments (Cost — $161,108,732) — 99.5%		202,381,864

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (c)(d)	236,075	236,075

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.22% (c)(d)(e)	$7,476	7,476,000

Total Short-Term Securities (Cost — $7,712,075) — 3.8%		7,712,075

Value

Total Investments (Cost — $168,820,807*) — 103.3%	$210,093,939
Liabilities in Excess of Other Assets — (3.3)%	(6,657,969)

Net Assets — 100.0%	$203,435,970

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$172,227,148

Gross unrealized appreciation	$38,495,710
Gross unrealized depreciation	(628,919)

Net unrealized appreciation	$37,866,791

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(9,525,334)	$162
BlackRock Liquidity Series, LLC Money Market Series	$(2,363,750)	$6,069

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Capital Appreciation V.I. Fund
The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$202,381,864	—	—	$202,381,864
Short-Term Securities	236,075	$7,476,000	—	7,712,075

Total	$202,617,939	$7,476,000	—	$210,093,939

[1]	See above Schedule of Investments for values in each industry

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 3

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

	Shares	Value

Common Stocks
Australia — 0.7%
BHP Billiton Ltd.	536,411	$21,516,379
CSL Ltd.	198,446	6,628,356
Newcrest Mining Ltd.	107,462	3,239,960
Rio Tinto Ltd.	45,824	3,291,854
Telstra Corp. Ltd.	1,145,038	3,139,621
Woodside Petroleum Ltd.	153,288	6,596,783

		44,412,953

Austria — 0.0%
Telekom Austria AG	109,066	1,524,972

Belgium — 0.1%
RHJ International (a)	635,900	5,503,486
RHJ International — ADR (a)(b)	40,600	352,052

		5,855,538

Brazil — 2.4%
All America Latina Logistica SA	295,050	2,697,733
Banco Itau Holding Financeira SA (Preference Shares)	284,900	6,238,370
Banco Santander Brasil SA	242,600	2,988,931
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference Shares)	313,668	10,487,643
Cia Energetica de Minas Gerais — ADR	103,087	1,715,368
Cosan Ltd. (a)	502,800	4,741,404
Cyrela Brazil Realty SA	625,800	7,330,061
GVT Holding SA (a)	117,000	3,792,870
Hypermarcas SA (a)	1,032,200	12,595,237
MRV Engenharia e Participacoes SA	554,900	3,900,385
NET Servicos de Comunicacao SA (Preference Shares) (a)	247,900	3,206,174
Petroleo Brasileiro SA — ADR	1,308,400	51,799,556
Petroleo Brasileiro SA — ADR	112,740	5,015,802
SLC Agricola SA	491,000	4,036,562
Usinas Siderurgicas de Minas Gerais SA (Preference ‘A’ Shares)	65,900	2,268,989
Vale SA, Class A (Preference Shares)	362,800	10,067,861
Vivo Participacoes SA — ADR	385,300	10,445,483

		143,328,429

Canada — 2.6%
Agrium, Inc.	54,700	3,863,461
Alamos Gold, Inc. (a)	348,400	4,654,938
BCE, Inc.	14,700	431,445
Barrick Gold Corp.	441,186	16,915,071
Canadian Natural Resources Ltd.	94,300	6,981,972
Canadian Pacific Railway Ltd.	92,823	5,220,366
Canadian Pacific Railway Ltd.	99,578	5,612,017
Cenovus Energy, Inc.	5,800	152,018
Daylight Resources Trust	513,500	5,318,781
Eldorado Gold Corp. (a)	647,600	7,861,870
EnCana Corp.	5,800	179,974
Goldcorp, Inc.	526,100	19,581,442
Golden Star Resources Ltd. (a)	175,500	672,175
IAMGOLD Corp.	1,059,120	14,001,566
IAMGOLD, International African Mining Gold Corp.	291,941	3,880,474
Kinross Gold Corp.	1,016,920	17,391,720
Kinross Gold Corp.	278,065	4,752,131
New Gold, Inc. (a)	49,300	212,121
Potash Corp. of Saskatchewan, Inc.	24,200	2,888,270
Rogers Communications, Inc., Class B	23,300	795,822
Rogers Communications, Inc., Class B	116,900	3,989,797
Silver Wheaton Corp. (a)	190,500	2,987,040
Sino-Forest Corp. (a)	361,400	7,081,042
Suncor Energy, Inc.	112,500	3,658,618
TELUS Corp.	47,600	1,771,555
Talisman Energy, Inc.	40,800	697,776
Thomson Reuters Corp.	6,700	243,210
Vittera, Inc. (a)	150,200	1,418,223
Yamaha Gold, Inc.	1,549,190	15,329,454

		158,544,349

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts	KRW	South Korean Won
AUD	Australian Dollar	MSCI	Morgan Stanley Capital International
BRL	Brazilian Real	MYR	Malaysian Ringgit
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Frank	PLN	Polish Zloty
CNY	Chinese Yuan	SGD	Singapore Dollar
ETF	Exchange-Traded Funds	SPDR	Standard & Poor’s Depository Receipts
EUR	Euro	THB	Thai Bat
GBP	British Pound	TRY	Turkish Lira
GDR	Global Depositary Receipts	TWD	New Taiwan Dollar
HKD	Hong Kong Dollar	USD	US Dollar
JPY	Japanese Yen	ZAR	South African Rand

| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010 1

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Shares	Value

Common Stocks
Chile — 0.1%
Banco Santander Chile SA — ADR	42,300	$2,885,706
Sociedad Quimica y Minera de Chile SA	60,100	2,247,139

		5,132,845

China — 1.3%
Beijing Enterprises Holdings Ltd.	2,343,151	16,275,815
Chaoda Modern Agriculture Holdings Ltd.	9,822,618	10,452,740
China BlueChemical Ltd.	2,759,700	1,797,403
China Communications Services Corp. Ltd.	39,000	19,564
China Huiyan Juice Group Ltd.	960,000	688,012
China Life Insurance Co. Ltd.	998,300	4,783,963
China Life Insurance Co. Ltd. - ADR (c)	67,333	4,850,669
China Mobile Ltd.	869,900	8,365,339
China Shenhua Energy Co. Ltd., Class H	1,733,200	7,480,494
China South Locomotive and Rolling Corp.	1,178,800	923,206
China Unicom Ltd.	1,070,000	1,200,617
Denway Motors Ltd.	5,145,500	2,729,795
Dongfeng Motor Group Co. Ltd.	404,600	656,050
Guangshen Railway Co. Ltd.	4,255,000	1,702,129
Jiangsu Express	332,900	314,128
Ping An Insurance Group Co. of China Ltd.	286,400	2,462,076
Shanghai Industrial Holdings Ltd.	165,200	756,019
Tianjin Development Holdings Ltd.	9,760,700	5,784,283
Tianjin Port Development Holdings Ltd. (a)	18,762,800	5,623,648
Xiamen International Port Co. Ltd.	4,042,600	753,255
Zhongsheng Group Holdings Ltd. (a)	896,900	1,328,441

		78,947,646

Egypt — 0.0%
Telecom Egypt	933,994	2,890,952

Finland — 0.0%
Fortum Oyj	85,093	2,082,547

France — 0.5%
AXA SA	82,766	1,836,161
AXA SA — ADR	4,600	101,384
Cie Generale d’Optique Essilor International SA	149,684	9,558,810
France Telecom SA	351,372	8,416,353
Sanofi-Aventis	31,100	2,320,954
Sanofi-Aventis — ADR	1,400	52,304
Thales SA	30,300	1,216,647
Total SA	123,617	7,174,515

		30,677,128

Germany — 0.1%
Allianz AG, Registered Shares	19,967	2,499,024
Bayer AG	48,750	3,294,046
Bayer AG — ADR	600	40,590
Bayerische Motoren Werke AG	4,600	212,214

		6,045,874

Hong Kong — 0.6%
Cheung Kong Holdings Ltd.	346,000	4,449,229
Cheung Kong Infrastructure Holdings Ltd.	460,500	1,781,411
China Pacific Insurance Group Co. Ltd. (a)	427,100	1,892,293
China Telecom Corp., Ltd.	4,750,000	2,336,482
HSBC Holdings Plc Hong Kong Registered	338,000	3,434,080
Hutchison Whampoa Ltd.	605,943	4,425,392
The Link Real Estate Investment Trust	3,384,200	8,338,763
Ports Design Ltd.	13,000	32,950
Shougang Concord International Enterprises Co. Ltd.	6,220,500	1,311,020
Sinopharm Group Co.	566,700	2,542,544
Wharf Holdings Ltd.	799,537	4,498,363

		35,042,527

India — 0.7%
Adani Power Ltd. (a)	1,392,399	3,594,475
Bharat Heavy Electricals Ltd.	143,500	7,637,899
Container Corp. of India	45,100	1,324,868
Hindustan Lever Ltd.	290,500	1,550,059
Housing Development Finance Corp.	71,200	4,305,955
Larsen & Toubro Ltd.	102,900	3,736,022
Reliance Industries Ltd.	404,500	9,680,122
State Bank of India Ltd.	152,250	7,039,821

		38,869,221

Indonesia — 0.1%
Bumi Resources Tbk PT	13,350,036	3,288,423
Telekomunikasi Indonesia Tbk PT	5,750,800	5,125,281

		8,413,704

Ireland — 0.1%
Accenture Plc	9,155	384,052
Covidien Plc	92,178	4,634,710
Warner Chilcott Plc, Class A (a)	15,000	383,250

		5,402,012

Israel — 0.2%
AFI Development Plc — GDR (a)	313,400	705,150
Check Point Software Technologies Ltd. (a)	12,100	424,226
Teva Pharmaceutical Industries Ltd. — ADR	176,145	11,111,227

		12,240,603

Italy — 0.1%
Assicurazioni Generali SpA	35,900	862,137

2	| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Shares	Value

Common Stocks
Italy (concluded)
Intesa Sanpaolo SpA (a)	516,800	$1,924,608

		2,786,745

Japan — 6.0%
Aioi Insurance Co., Ltd.	1,996,000	10,526,557
Astellas Pharma, Inc.	89,000	3,223,865
The Bank of Kyoto Ltd.	154,500	1,424,634
Canon, Inc.	218,850	10,122,961
Coca-Cola Central Japan Co., Ltd.	84,997	1,039,533
Coca-Cola West Holdings Co., Ltd.	198,295	3,241,440
Daihatsu Motor Co., Ltd.	218,600	2,089,635
Daikin Industries Ltd.	21,200	868,805
Daiwa House Industry Co., Ltd.	309,400	3,497,157
Denso Corp.	102,600	3,062,029
East Japan Railway Co.	161,208	11,216,394
Fanuc Ltd.	30,150	3,204,505
Fuji Heavy Industries Ltd.	854,000	4,431,106
Fujitsu Ltd.	196,700	1,291,289
Futaba Industrial Co., Ltd.	208,500	1,811,621
Hitachi Chemical Co., Ltd.	180,100	3,901,596
Hokkaido Coca-Cola Bottling Co., Ltd.	71,300	343,175
Honda Motor Co., Ltd.	191,300	6,743,075
Hoya Corp.	330,900	9,111,002
JGC Corp.	355,000	6,337,023
KDDI Corp.	2,083	10,783,308
Kinden Corp.	234,000	2,053,394
Kirin Holdings Co., Ltd.	466,700	6,890,586
Kubota Corp.	1,004,700	9,173,163
Kuraray Co., Ltd.	161,100	2,170,862
Kyowa Hakko Kirin Co. Ltd.	287,300	2,967,233
Mikuni Coca-Cola Bottling Co., Ltd.	152,100	1,202,674
Mitsubishi Corp.	721,900	18,956,887
Mitsubishi Tanabe Pharma Corp.	122,000	1,723,944
Mitsubishi UFJ Financial Group, Inc.	1,275,100	6,683,632
Mitsui & Co., Ltd.	834,600	14,052,443
Mitsui OSK Lines Ltd.	461,700	3,320,112
Mitsui Sumitomo Insurance Group Holdings, Inc.	195,100	5,425,882
Murata Manufacturing Co., Ltd.	100,500	5,719,143
NGK Insulators Ltd.	111,400	2,277,265
NTT DoCoMo, Inc.	11,460	17,441,793
NTT Urban Development Co.	1,538	1,302,143
Nintendo Co., Ltd.	10,900	3,655,463
Nippon Telegraph & Telephone Corp.	147,100	6,189,607
Nipponkoa Insurance Co., Ltd.	1,269,900	8,088,567
Nomura Holdings, Inc.	590,700	4,334,349
Okumura Corp.	890,500	3,120,400
Rinnai Corp.	41,000	2,155,308
Rohm Co., Ltd.	61,600	4,609,185
Sekisui House Ltd.	819,000	8,197,397
Seven & I Holdings Co., Ltd.	362,100	8,759,592
Shimachu Co., Ltd.	45,800	978,807
Shin-Etsu Chemical Co., Ltd.	237,100	13,798,392
Shionogi & Co., Ltd.	177,800	3,384,124
Sony Corp. — ADR	11,100	425,352
Sony Financial Holdings, Inc.	400	1,314,861
Sumitomo Chemical Co., Ltd.	3,531,600	17,291,825
Sumitomo Electric Industries Ltd.	117,800	1,447,216
Sumitomo Mitsui Financial Group, Inc.	89,900	2,978,367
Suzuki Motor Corp.	527,300	11,642,790
TDK Corp.	52,300	3,486,579
Tadano Ltd.	98,500	533,535
Terumo Corp.	38,100	2,031,347
Toda Corp.	789,500	2,849,599
Toho Co., Ltd.	193,300	3,115,977
Tokio Marine Holdings, Inc.	632,400	17,828,097
Tokyo Gas Co., Ltd.	1,589,000	7,008,765
Toyota Industries Corp.	323,025	9,245,752
Toyota Motor Corp.	141,300	5,681,585
Ube Industries Ltd.	1,347,600	3,459,383
West Japan Railway Co.	940	3,238,688

		360,482,775

Kazakhstan — 0.2%
KazMunaiGas Exploration Production — GDR	470,900	11,617,103

Luxembourg — 0.0%
Millicom International Cellular SA	5,100	454,665

Malaysia — 0.2%
Axiata Group Bhd (a)	1,120,625	1,321,112
British American Tobacco Malaysia Bhd	167,200	2,261,157
Genting Malaysia Bhd	559,375	491,583
IOI Corp. Bhd	810,905	1,339,051
PLUS Expressways Bhd	3,533,908	3,663,694
Telekom Malaysia Bhd	1,434,000	1,511,187
Tenaga Nasional Bhd	1,353,203	3,325,826

		13,913,610

Mexico — 0.2%
America Movil, SA de CV — ADR	165,200	8,316,168
Fomento Economico Mexicano, SA de CV — ADR	37,600	1,787,128

		10,103,296

Netherlands — 0.1%
Koninklijke KPN NV	214,469	3,403,418
Koninklijke Philips Electronics NV	92,000	2,951,942
Koninklijke Philips Electronics NV	23,800	762,076
Unilever NV — ADR	12,200	367,952

		7,485,388

Norway — 0.1%
DnB NOR ASA (a)	52,500	600,461
Statoil ASA	197,900	4,605,007

		5,205,468

| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010 3

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Shares	Value

Common Stocks
Philippines — 0.1%
First Gen Corp. (a)	111,618	$27,113
Philippine Long Distance Telephone Co. — ADR	47,700	2,541,456

		2,568,569

Russia — 1.0%
AO VimpelCom — ADR	342,500	6,305,425
Kuzbassrazrezugol (a)	3,353,475	1,500,680
MMC Norilsk Nickel — ADR (a)	405,917	7,472,932
Novorossiysk Commercial Sea Port — GDR	553,500	7,582,950
OAO Rosnft Oil Co. — GDR (a)	285,700	2,265,601
Polyus Gold Co. ZAO — ADR	419,800	10,809,850
RusHydro — ADR (a)	2,394,172	12,641,228
Sberbank	3,167,900	9,281,947
Surgutneftegaz — ADR	158,200	1,567,762
Uralkali — GDR	7,100	149,029

		59,577,404

Singapore — 0.7%
CapitaLand Ltd.	156,250	442,386
DBS Group Holdings Ltd.	305,000	3,109,706
Fraser and Neave Ltd.	1,235,000	4,230,528
Keppel Corp. Ltd.	1,045,500	6,809,694
MobileOne Ltd.	1,261,130	1,874,898
Noble Group Ltd.	246,560	538,331
Oversea-Chinese Banking Corp.	1,257,800	7,816,879
Parkway Holdings Ltd. (a)	1,979,100	4,745,956
Parkway Life Real Estate Investment Trust	58,300	56,660
Sembcorp Marine Ltd.	529,300	1,581,464
Singapore Press Holdings Ltd.	757,000	2,065,085
Singapore Telecommunications Ltd.	3,268,530	7,393,570
United Overseas Bank Ltd.	172,500	2,363,856

		43,029,013

South Africa — 0.1%
Anglo Platinum Ltd. (a)	7,727	783,936
Gold Fields Ltd. — ADR	88,100	1,111,822
Impala Platinum Holdings Ltd.	27,500	807,319
Katanga Mining Ltd. (a)	328,568	249,099
Sasol Ltd.	7,300	302,554

		3,254,730

South Korea — 0.8%
Cheil Industries, Inc.	27,053	1,528,082
Korean Reinsurance Co.	41,008	362,275
KT Corp. — ADR (c)	272,040	5,647,550
KT&G Corp.	78,800	4,359,267
LG Corp.	47,200	2,963,100
LG Display Co., Ltd.	89,200	3,152,085
LS Corp.	26,900	2,348,446
Meritz Fire & Marine Insurance Co., Ltd.	38,122	247,538
POSCO	9,287	4,340,644
POSCO — ADR	40,600	4,750,606
Paradise Co., Ltd.	179,018	502,233
SK Telecom Co., Ltd.	38,420	5,901,414
Samsung Electronics Co., Ltd.	12,360	8,936,210
Samsung Fine Chemicals Co., Ltd.	70,400	3,161,258

		48,200,708

Spain — 0.1%
Iberdrola Renovables	59,700	247,597
Telefonica SA	203,782	4,828,542

		5,076,139

Switzerland — 0.9%
Credit Suisse Group AG	12,200	626,836
Credit Suisse Group AG	83,955	4,321,366
Nestle SA, Registered Shares	310,020	15,886,046
Noble Corp.	9,865	412,554
Novartis AG, Registered Shares	105,732	5,719,462
Roche Holding AG	33,475	5,436,693
Transocean Ltd. (a)	70,388	6,080,115
Tyco Electronics Ltd.	48,471	1,331,983
Tyco International Ltd.	42,991	1,644,406
UBS AG (a)	271,300	4,413,483
Weatherford International Ltd. (a)	165,852	2,630,413
Zurich Financial Services AG	19,538	5,011,374

		53,514,731

Taiwan — 0.8%
Asustek Computer, Inc.	1,062,992	1,851,073
Catcher Technology Co., Ltd.	314,600	772,557
Cheng Shin Rubber Industry Co., Ltd.	638,000	1,359,045
Chunghwa Telecom Co., Ltd.	1,705,639	3,333,318
Chunghwa Telecom Co., Ltd. — ADR	331,593	6,442,852
Compal Electronics, Inc.	752,000	984,070
Delta Electronics, Inc.	1,985,141	6,285,908
Far EasTone Telecommunications Co., Ltd.	2,410,000	2,884,438
HON HAI Precision Industry Co., Ltd.	765,637	3,315,215
HTC Corp.	504,550	5,894,599
MediaTek, Inc.	167,000	2,898,539
Taiwan Cement Corp.	3,219,218	3,037,580
Taiwan Semiconductor Manufacturing Co., Ltd.	2,946,115	5,708,809

		44,768,003

Thailand — 0.1%
Hana Microelectronics Pcl	1,117,100	749,685
PTT Chemical Pcl	75,100	220,643
PTT Public Company THB10	339,200	2,748,427
Siam Commercial Bank Pcl	1,734,200	4,934,171

		8,652,926

Turkey — 0.3%
BIM Birlesik Magazalar AS	63,400	3,295,610
Tupas Turkiye Petrol Rafine	151,900	3,450,363

4	| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Shares	Value

Common Stocks
Turkey (concluded)
Turk Telekomunikasyon AS	888,300	$2,988,679
Turkcell Iletisim Hizmet AS	382,100	2,312,850
Turkiye Garanti Bankasi AS	1,111,400	5,210,114

		17,257,616

United Kingdom — 1.5%
Anglo American Plc (a)	124,600	5,423,720
Antofagasta Plc	130,300	2,057,500
AstraZeneca Group Plc — ADR	14,600	652,912
BP Plc	863,368	8,171,897
BP Plc — ADR	188,000	10,729,160
British American Tobacco Plc	105,283	3,629,676
Diageo Plc — ADR	192,800	13,004,360
Ensco International Plc — ADR	10,400	465,712
Guinness Peat Group Plc	2,717,114	1,639,556
HSBC Holdings Plc	1,411,700	14,306,015
HSBC Holdings Plc — ADR	73,800	3,740,922
Lloyds TSB Group Plc (a)	5,250,258	4,985,442
Prudential Plc	103,400	855,391
Royal Dutch Shell Plc — ADR	23,814	1,377,878
Shire Pharmaceuticals Plc — ADR	4,300	283,628
Standard Chartered Plc	130,600	3,559,799
Unilever Plc	110,291	3,228,725
Unilever Plc — ADR	34,300	1,004,304
Vodafone Group Plc	3,315,618	7,668,741
Vodafone Group Plc — ADR	219,080	5,102,373

		91,887,711

United States — 27.9%
3Com Corp. (a)	1,119,678	8,610,324
3M Co.	110,600	9,242,842
ACE Ltd.	315,386	16,494,688
The AES Corp. (a)	23,552	259,072
AOL, Inc. (a)	7,834	198,044
AT&T Inc.	1,389,188	35,896,618
Abbott Laboratories	280,629	14,783,536
Advance Auto Parts, Inc.	9,819	411,612
Advanced Micro Devices, Inc. (a)	343,000	3,179,610
Aetna, Inc.	314,650	11,047,361
Alliance Resource Partners LP	58,082	2,434,217
The Allstate Corp.	72,551	2,344,123
Altria Group, Inc.	268,908	5,517,992
Amdocs Ltd. (a)	14,289	430,242
American Commercial Lines, Inc. (a)	96,124	2,412,712
American Water Works Co, Inc.	65,584	1,427,108
AmerisourceBergen Corp.	99,814	2,886,621
Amgen, Inc. (a)	133,664	7,987,761
Amphenol Corp., Class A	18,452	778,490
Anadarko Petroleum Corp.	136,420	9,935,469
Analog Devices, Inc.	31,975	921,519
Apache Corp.	85,900	8,718,850
Arch Capital Group Ltd. (a)	43,942	3,350,577
Ascent Media Corp., Class A (a)	479	13,053
Axis Capital Holdings Ltd.	2,900	90,654
BMC Software, Inc. (a)	20,131	764,978
Bank of America Corp.	1,885,229	33,651,338
The Bank of New York Mellon Corp.	579,831	17,905,181
Baxter International, Inc.	44,190	2,571,858
Biogen Idec, Inc. (a)	7,492	429,741
Boeing Co. (c)	237,000	17,208,570
Boston Scientific Corp. (a)	430,623	3,109,098
Bristol-Myers Squibb Co.	1,751,342	46,760,831
Broadcom Corp., Class A	61,863	2,052,614
Bunge Ltd.	90,410	5,571,968
CA, Inc.	471,239	11,059,979
CF Industries Holdings, Inc.	32,479	2,961,435
CMS Energy Corp.	105,026	1,623,702
CNA Financial Corp. (a)	2,300	61,456
CVS Caremark Corp.	208,714	7,630,584
Cablevision Systems Corp., Class A	18,300	441,762
Cardinal Health, Inc.	12,317	443,782
CareFusion Corp. (a)	15,829	418,360
CenturyTel, Inc.	29,485	1,045,538
Cephalon, Inc. (a)	6,300	427,014
Chesapeake Energy Corp.	115,439	2,728,978
Chevron Corp.	408,237	30,956,612
Chubb Corp.	116,652	6,048,406
Cigna Corp.	132,109	4,832,547
Cisco Systems, Inc. (a)	766,135	19,942,494
Citigroup, Inc.	4,057,545	16,433,057
The Coca-Cola Co.	83,300	4,581,500
Cognizant Technology Solutions Corp. (a)	31,511	1,606,431
Colgate-Palmolive Co.	96,771	8,250,695
Comcast Corp., Class A	922,493	17,361,318
Comerica, Inc.	12,212	464,544
Complete Production Services, Inc. (a)	176,875	2,042,906
Computer Sciences Corp. (a)	27,229	1,483,708
Comverse Technology, Inc. (a)	372,310	3,090,173
ConAgra Foods, Inc.	82,144	2,059,350
ConocoPhillips	296,645	15,179,325
Consol Energy, Inc.	445,709	19,013,946
Constellation Brands, Inc., Class A (a)	60,600	996,264
Corning, Inc.	986,478	19,936,720
Crown Holdings, Inc. (a)	90,600	2,442,576
DIRECTV, Class A (a)	131	4,429
DISH Network Corp.	91,012	1,894,870
DTE Energy Co.	9,600	428,160
Darden Restaurants, Inc.	10,000	445,400
DaVita, Inc. (a)	81,412	5,161,521
Dell, Inc. (a)	350,932	5,267,489
Devon Energy Corp.	122,900	7,918,447
Discover Financial Services, Inc.	550	8,195
Discovery Communications, Inc., Class A (a)	4,813	162,631
Discovery Communications, Inc., Class C (a)	4,895	143,962
The Dow Chemical Co.	319,943	9,460,715

| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010 5

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Shares	Value

Common Stocks
United States (continued)
Dr. Pepper Snapple Group, Inc.	57,174	$2,010,810
E.I. du Pont de Nemours & Co.	216,273	8,054,007
EMC Corp. (a)	354,750	6,399,690
EXCO Resources, Inc.	325,400	5,980,852
Eastman Chemical Co.	6,500	413,920
Eaton Corp.	6,282	475,987
eBay, Inc. (a)	156,861	4,227,404
El Paso Corp.	1,030,828	11,174,176
Electronic Arts, Inc. (a)	252,244	4,706,873
Eli Lilly & Co.	99,242	3,594,545
Endo Pharmaceuticals Holdings, Inc. (a)	28,000	663,320
Endurance Specialty Holdings Ltd.	130,971	4,865,573
Entergy Corp.	70,400	5,727,040
Everest Re Group Ltd.	24,990	2,022,441
Exelon Corp.	104,834	4,592,778
Extreme Networks, Inc. (a)	10,021	30,764
Exxon Mobil Corp.	959,053	64,237,370
FMC Corp.	232,366	14,067,438
FPL Group, Inc.	170,123	8,222,045
Family Dollar Stores, Inc.	6,400	234,304
Fidelity National Information Services, Inc.	32,798	768,785
Fidelity National Title Group, Inc., Class A	561,842	8,326,498
Fluor Corp.	4,400	204,644
Forest Laboratories, Inc. (a)	41,100	1,288,896
Freeport-McMoRan Copper & Gold, Inc., Class B	80,997	6,766,489
The Gap, Inc.	12,417	286,957
Garmin Ltd.	12,127	466,647
General Communication, Inc., Class A (a)	93,231	537,943
General Electric Co.	2,023,927	36,835,471
General Mills, Inc.	57,558	4,074,531
Genzyme Corp. (a)	138,201	7,162,958
Gilead Sciences, Inc. (a)	147,056	6,688,107
Global Industries Ltd. (a)	729,550	4,683,711
The Goldman Sachs Group, Inc.	61,330	10,464,738
Google, Inc., Class A (a)	35,821	20,310,865
H&R Block, Inc.	19,100	339,980
H.J. Heinz Co.	59,200	2,700,112
Halliburton Co.	192,425	5,797,765
Hanesbrands, Inc. (a)	7,587	211,070
Harris Corp.	14,221	675,355
Hartford Financial Services Group, Inc.	75,000	2,131,500
HealthSouth Corp. (a)	130,540	2,441,098
Hess Corp.	94,247	5,895,150
Hewitt Associates, Inc., Class A (a)	9,803	389,963
Hewlett-Packard Co.	267,477	14,216,403
Hologic, Inc. (a)	601,503	11,151,866
Hospira, Inc. (a)	8,200	464,530
Humana, Inc. (a)	117,657	5,502,818
ITT Corp.	7,100	380,631
Intel Corp.	492,054	10,953,122
International Business Machines Corp.	231,302	29,664,481
International Game Technology	255,413	4,712,370
International Paper Co.	77,479	1,906,758
Intuit, Inc. (a)	12,900	442,986
JDS Uniphase Corp. (a)	45,189	566,218
JPMorgan Chase & Co.	869,667	38,917,598
Johnson & Johnson	546,724	35,646,405
KBR, Inc.	119,475	2,647,566
Kimberly-Clark Corp.	6,000	377,280
King Pharmaceuticals, Inc. (a)	42,252	496,884
Kraft Foods, Inc.	434,002	13,124,220
L-3 Communications Holdings, Inc.	1,800	164,934
LSI Corp. (a)	32,608	199,561
Lexmark International, Inc., Class A (a)(c)	121,500	4,383,720
Liberty Media Corp., Series A (a)	13	711
Liberty Media Holding Corp. — Capital (a)	8	291
Liberty Media Holding Corp. - Interactive (a)	7,000	107,170
Life Technologies Corp. (a)	69,600	3,637,992
Limited Brands, Inc.	17,600	433,312
Lockheed Martin Corp.	125,699	10,460,671
Lorillard, Inc.	32,049	2,411,367
Lubrizol Corp.	4,894	448,878
MEMC Electronic Materials, Inc. (a)	23,583	361,527
Manpower, Inc.	1,400	79,968
Marathon Oil Corp.	297,400	9,409,736
Marco Polo Investment Holdings Ltd. (a)	263	—
Mattel, Inc.	209,320	4,759,937
McDermott International, Inc. (a)	458,489	12,342,524
McDonald’s Corp.	97,300	6,491,856
The McGraw-Hill Cos., Inc.	7,400	263,810
McKesson Corp.	76,637	5,036,584
Mead Johnson Nutrition Co.	184,161	9,581,897
MeadWestvaco Corp.	14,971	382,509
Medco Health Solutions, Inc. (a)	131,141	8,466,463
Medtronic, Inc.	356,200	16,039,686
Merck & Co, Inc.	658,302	24,587,580
MetLife, Inc.	93,299	4,043,579
Mettler Toledo International, Inc. (a)	18,718	2,044,006
Microsoft Corp.	1,672,456	48,952,787
Molson Coors Brewing Co., Class B	10,100	424,806
Morgan Stanley	172,934	5,065,237
Motorola, Inc.	642,844	4,512,765
Murphy Oil Corp.	38,800	2,180,172
Mylan, Inc. (c)	163,625	3,715,924
NCB Holdings Ltd. (a)	2,150	—
NII Holdings, Inc. (a)	12,300	512,418
NRG Energy, Inc. (a)	57,520	1,202,168
Nabors Industries Ltd. (a)	44,927	881,917
National Oilwell Varco, Inc.	212,230	8,612,293

6	| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Shares	Value

Common Stocks
United States (continued)
National Semiconductor Corp.	27,403	$395,973
Newmont Mining Corp.	359,800	18,324,614
News Corp., Class A	316,908	4,566,644
Northern Trust Corp.	228,515	12,627,739
Northrop Grumman Corp.	114,250	7,491,372
Novell, Inc. (a)	80,069	479,613
Occidental Petroleum Corp.	143,351	12,118,894
Oracle Corp.	701,697	18,026,596
PPG Industries, Inc.	6,300	412,020
PPL Corp.	89,856	2,489,910
Pall Corp.	30,200	1,222,798
Parker Hannifin Corp.	7,100	459,654
PartnerRe Ltd.	25,300	2,016,916
PerkinElmer, Inc.	86,622	2,070,266
Perrigo Co.	104,500	6,136,240
Pfizer, Inc.	1,777,544	30,484,880
PharMerica Corp. (a)	2,658	48,429
Philip Morris International, Inc.	174,531	9,103,537
Pitney Bowes, Inc.	17,509	428,095
Platinum Underwriters Holdings Ltd.	53,734	1,992,457
Polo Ralph Lauren Corp.	5,100	433,704
Polycom, Inc. (a)	265,700	8,125,106
Praxair, Inc.	23,244	1,929,252
Precision Castparts Corp.	44,925	5,692,447
Pride International, Inc. (a)	11,500	346,265
Principal Financial Group, Inc.	65,885	1,924,501
The Procter & Gamble Co.	378,796	23,966,423
The Progressive Corp.	155,730	2,972,886
QUALCOMM, Inc.	510,970	21,455,630
Qwest Communications International, Inc.	1,318,022	6,880,075
R.R. Donnelley & Sons Co.	16,701	356,566
Ralcorp Holdings, Inc. (a)	12,327	835,524
Raytheon Co.	68,093	3,889,472
RenaissanceRe Holdings Ltd.	54,938	3,118,281
Reynolds American, Inc.	2,800	151,144
Ross Stores, Inc.	8,892	475,455
RusHydro	4,690,979	246,276
Ryder System, Inc.	6,945	269,188
SUPERVALU, Inc.	30,438	507,706
Safeway, Inc.	18,335	455,808
SanDisk Corp. (a)	14,300	495,209
Sara Lee Corp.	635,268	8,849,283
Schlumberger Ltd.	185,256	11,756,346
Seagate Technology Holdings	21,700	396,242
Seahawk Drilling, Inc. (a)	513	9,670
Sears Holdings Corp. (a)(c)	4,400	477,092
Smith International, Inc.	30,800	1,318,856
Sohu.com, Inc. (a)	17,800	971,880
The Southern Co.	35,511	1,177,545
Spirit Aerosystems Holdings, Inc., Class A (a)	392,934	9,186,797
Sprint Nextel Corp. (a)	518,407	1,969,947
The St. Joe Co. (a)(c)	175,772	5,686,224
State Street Corp.	189,718	8,563,871
Stryker Corp.	7,900	452,038
TJX Cos., Inc.	10,200	433,704
Target Corp.	8,300	436,580
Tellabs, Inc.	38,618	292,338
Teradata Corp. (a)	24,245	700,438
Texas Instruments, Inc.	226,277	5,536,998
Thermo Fisher Scientific, Inc. (a)	117,950	6,067,348
Time Warner Cable, Inc.	21,555	1,149,097
Time Warner, Inc.	85,683	2,679,307
Total System Services, Inc.	35,125	550,057
Transatlantic Holdings, Inc.	31,300	1,652,640
The Travelers Cos., Inc.	185,257	9,992,763
U.S. Bancorp	484,065	12,527,602
URS Corp. (a)	9,100	451,451
Unifi, Inc. (a)	242,210	881,644
Union Pacific Corp.	282,500	20,707,250
United Technologies Corp.	32,885	2,420,665
UnitedHealth Group, Inc.	361,041	11,795,209
UnumProvident Corp.	19,100	473,107
Valero Energy Corp.	156,889	3,090,713
Validus Holdings Ltd.	81,352	2,239,621
VeriSign, Inc. (a)	16,932	440,401
Verizon Communications, Inc.	911,272	28,267,657
Viacom, Inc., Class B (a)	326,591	11,228,199
WABCO Holdings, Inc.	600	17,952
Wal-Mart Stores, Inc.	402,816	22,396,570
Waters Corp. (a)	72,519	4,897,933
Watson Pharmaceuticals, Inc. (a)	10,600	442,762
WellPoint, Inc. (a)	239,272	15,404,331
Wells Fargo & Co.	1,112,939	34,634,662
Western Digital Corp. (a)	40,084	1,562,875
Whirlpool Corp.	4,900	427,525
Windstream Corp.	76,238	830,232
Xerox Corp.	751,501	7,327,135
Xilinx, Inc.	16,477	420,164
XL Capital Ltd., Class A	807,745	15,266,380
XTO Energy, Inc.	109,711	5,176,165

		1,669,442,546

Total Common Stocks – 50.7%		3,038,690,446

| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010 7

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)
Fixed Income Securities

		Par
		(000)	Value

Asset-Backed Securities
United States — 0.0%
Latitude CLO Ltd., Series 2005-1I, Class SUB, 13.00%, 12/15/17 (d)	USD	300	$15,000

Total Asset-Backed Securities – 0.0%			15,000

Corporate Bonds

Brazil — 0.1%
BES Investimento do Brasil SA, 5.63%, 3/25/15 (b)		1,499	1,475,305
Banco Santander Brasil SA, 4.50%, 4/06/15 (b)(e)		2,406	2,400,466
Cosan Finance Ltd., 7.00%, 2/01/17 (b)		285	294,263

			4,170,034

Canada — 0.5%
Daylight Resources Trust, 6.25%, 12/31/14 (f)	CAD	1,733	1,800,143
PetroBakken Energy Ltd., 3.13%, 2/08/16 (f)	USD	12,600	12,410,118
Rogers Wireless Communications, Inc., 7.63%, 12/15/11	CAD	325	347,857
Sino-Forest Corp. (b):
5.00%, 8/01/13 (f)	USD	9,500	11,471,250
10.25%, 7/28/14		3,035	3,361,262

			29,390,630

Cayman Islands — 0.1%
Siem Industries, Inc., 0.00% 7/12/17 (d)(f)		5,400	5,498,961

China — 0.5%
Celestial Nutrifoods Ltd., 50.38%, 6/12/11 (d)(f)	SGD	11,400	5,500,554
China Petroleum & Chemical Corp., 5.60%, 4/24/14 (d)(f)	HKD	44,000	6,233,699
GOME Electrical Appliances Holdings Ltd., 8.70%, 5/18/14 (d)(f)	CNY	70,400	10,442,579
Pine Agritech Ltd., 24.05%, 7/27/12 (d)(f)	USD	55,900	5,568,790

			27,745,622

Europe — 0.2%
European Investment Bank:
12.66%, 9/21/10 (b)(d)	BRL	6,160	3,204,787
4.38%, 4/15/13	EUR	4,550	6,634,754
Series 1158/0100, 3.63%, 10/15/11		652	916,287

			10,755,828

France — 0.0%
Compagnie Generale des Etablissements Michelin, Series ML, 7.56%, 1/01/17 (d)(f)		1,473	2,182,154

Germany — 0.0%
Fresenius Finance Jersey Ltd., 5.63%, 8/14/11 (f)		350	545,767

Hong Kong — 0.4%
CITIC Resources Finance Ltd., 6.75%, 5/15/14 (b)	USD	3,437	3,505,740
FU JI Food and Catering Services Holdings Ltd., 40.22%, 10/18/10 (a)(d)(f)(g)	CNY	13,100	345,449
Hongkong Land CB 2005 Ltd., 2.75%, 12/21/12 (f)	USD	900	1,224,000
Hutchison Whampoa International, Ltd.:
(03/33), 6.25%, 1/24/14		1,310	1,435,088
(09), 7.63%, 4/09/19 (b)		3,775	4,402,246
(09/16), 4.63%, 9/11/15		3,967	4,084,820
(09/16), 4.63%, 9/11/15 (b)		6,900	7,091,489
(09/19), 5.75%, 9/11/19 (b)		946	981,999
Noble Group Ltd., 8.50%, 5/30/13 (b)		1,762	1,980,048

			25,050,879

India — 0.8%
Gujarat NRE Coke Ltd., 34.05%, 4/12/11 (d)(f)		500	750,000
Housing Development Finance Corp., 6.08%, 9/27/10 (d)(f)		2,400	4,512,000
Jaiprakash Associates Ltd., 9.21%, 9/12/12 (d)(f)		1,363	1,717,380
Punj Lloyd Ltd., 18.46%, 4/08/11 (d)(f)		1,100	1,259,500
REI Agro Ltd., 5.50%, 11/13/14 (b)(f)		6,845	7,101,688
Reliance Communications Ltd. (d)(f):
58.87%, 5/10/11		5,800	6,887,500
14.90%, 3/01/12		17,500	19,715,307
Suzlon Energy Ltd., 28.95%, 6/12/12 (d)(f)		2,825	2,948,517
Tata Motors Ltd., 13.80%, 7/12/12 (d)(f)		200	242,125
Tata Steel Ltd., 1.00%, 9/05/12 (f)		3,600	4,268,236

			49,402,253

Ireland — 0.3%
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, 9.13%, 4/30/18 (b)		13,411	15,137,666

Japan — 0.2%
The Bank of Kyoto Ltd., 1.11%, 3/31/14 (d)(f)	JPY	91,000	996,220
The Mie Bank Ltd., 1.00%, 10/31/11 (f)		17,000	179,713
Nagoya Railroad Co. Ltd., 1.22%, 3/30/12 (d)(f)		14,000	156,487
Suzuki Motor Corp., Series 9, 3.39%, 3/29/13 (d)(f)		530,000	5,843,555

			7,175,975

8	| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

		Par
		(000)	Value

Corporate Bonds
Kazakhstan — 0.2%
KazMunaiGaz Finance Sub BV, 9.13%, 7/02/18 (b)	USD	10,833	$13,121,471

Luxembourg — 0.4%
ALROSA Finance SA, 8.88%, 11/17/14		3,433	3,741,970
Acergy SA, Series ACY, 2.25%, 10/11/13 (f)		1,400	1,469,882
Evraz Group SA:
8.88%, 4/24/13 (b)		1,250	1,310,937
8.25%, 11/10/15		585	601,088
9.50%, 4/24/18 (b)		3,480	3,736,650
Gaz Capital SA:
2.89%, 11/15/12	JPY	300,000	3,044,902
6.61%, 2/13/18	EUR	2,276	3,237,332
TNK-BP Finance SA:
7.50%, 7/18/16 (b)	USD	1,679	1,825,912
Series 2, 7.50%, 7/18/16		1,015	1,103,813
UBS Luxembourg SA for OJSC Vimpel Communications:
8.25%, 5/23/16		2,900	3,157,375
8.25%, 5/23/16 (b)		421	458,364

			23,688,225

Malaysia — 0.7%
Berjaya Land Bhd, 8.00%, 8/15/11 (f)	MYR	8,080	2,444,686
Cherating Capital Ltd., 2.00%, 7/05/12 (f)(h)	USD	5,800	6,554,000
IOI Resources, 7.09%, 1/15/13 (d)(f)		7,550	7,682,125
Johor Corp., Series P3, 1.00%, 7/31/12	MYR	22,247	7,843,056
Rafflesia Capital Ltd., 1.25%, 10/04/11 (f)(h)	USD	11,000	13,655,800
YTL Power Finance Cayman Ltd., 11.86%, 5/09/10 (d)(f)		4,900	6,550,692

			44,730,359

Mexico — 0.2%
Petroles Mexicanos, 6.00%, 3/05/20 (b)		9,480	9,693,644

Netherlands — 0.1%
ASM International NV (f):
4.25%, 12/06/11		70	91,091
4.25%, 12/06/11 (b)		265	349,137
Pargesa Netherlands NV, 1.75%, 6/15/14 (f)	CHF	4,425	3,934,406

			4,374,634

Norway — 0.1%
Subsea 7, Inc. (f):
2.80%, 6/06/11	USD	5,000	5,112,500
7.52%, 6/29/17 (d)		2,000	2,058,618

			7,171,118

Philippines — 0.0%
First Gen Corp., 2.50%, 2/11/13 (f)		2,000	2,290,000

Singapore — 1.1%
CapitaLand Ltd. (f):
2.10%, 11/15/16	SGD	8,500	6,045,606
3.13%, 3/05/18		22,250	16,183,119
2.95%, 6/20/22		26,750	16,881,077
Keppel Land Ltd., 2.50%, 6/23/13 (f)		3,400	2,446,636
Olam International Ltd., 6.00%, 10/15/16 (f)	USD	5,400	6,033,604
Wilmar International Ltd., 16.06%, 12/18/12 (d)(f)		4,200	5,669,761
Yanlord Land Group Ltd., 5.85%, 7/13/14 (f)	SGD	10,000	7,594,982
Ying Li International Real Estate Ltd., 4.00%, 3/03/15 (f)		9,750	5,993,781

			66,848,566

South Korea — 0.4%
Korea Electric Power Corp.:
5.13%, 4/23/34	USD	5,723	5,964,058
7.72%, 4/01/96 (i)		4,406	2,797,810
Zeus Cayman, 3.83%, 8/19/13 (d)(f)	JPY	1,262,000	13,100,354

			21,862,222

Sweden — 0.0%
Svensk Exportkredit AB, 10.50%, 9/29/15 (h)	TRY	1,397	878,707

Trinidad — 0.0%
Petroleum Co. of Trinidad & Tobago Ltd., 9.75%, 8/14/19 (b)	USD	1,398	1,590,225

United Arab Emirates — 0.5%
Abu Dhabi National Energy Co., 6.50%, 10/27/36		817	767,980
Aldar Funding Ltd., 5.77%, 11/10/11 (f)		2,500	2,531,250
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (f)		32,370	29,396,168

			32,695,398

United Kingdom — 0.5%
Lloyds TSB Bank Plc, 13.00% (h)(j)	GBP	6,858	11,863,971
Petropavlovsk 2010 Ltd., 4.00%, 2/18/15 (f)	USD	6,500	7,221,500
Shire Plc, 2.75%, 5/09/14 (f)		12,870	12,591,146

			31,676,617

United States — 5.8%
The AES Corp., 8.38%, 3/01/11	GBP	213	328,075
Advanced Micro Devices, Inc., 6.00%, 5/01/15 (f)	USD	49,785	47,731,369
Amgen, Inc., 0.38%, 2/01/13 (f)		17,206	17,442,582
Amylin Pharmaceuticals, Inc., 3.00%, 6/15/14 (f)		3,828	3,411,705
Archer-Daniels-Midland Co., 0.88%, 2/15/14 (f)		1,533	1,519,586
Cell Genesys, Inc., 3.13%, 5/01/13 (f)		46	22,135

| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010 9

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

		Par
		(000)	Value

Corporate Bonds
United States (continued)
Central European Distribution Corp., 3.00%, 3/15/13 (f)	USD	727	$649,756
Chesapeake Energy Corp. (f):
2.50%, 5/15/37		14,243	11,679,260
2.25%, 12/15/38		17,478	12,715,245
China Milk Products Group Ltd., 25.46%, 1/05/12 (d)(f)		4,800	2,399,141
Consol Energy, Inc., 8.00%, 4/01/17 (b)(e)		9,975	10,249,312
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96		375	284,063
Greenbrier Cos., Inc., 2.38%, 5/15/26 (f)		1,413	1,088,010
Helix Energy Solutions Group, Inc., 3.25%, 12/15/25 (f)		2,282	2,050,948
Hologic, Inc., 2.00%, 12/15/37 (f)(k)		23,576	21,100,520
IOI Capital Bhd, Series IOI, 3.85%, 12/18/11 (d)(f)		5,975	7,356,719
Intel Corp. (f):
2.95%, 12/15/35		10,636	10,436,575
3.25%, 8/01/39 (b)		13,575	16,273,031
Kinetic Concepts, Inc., 3.25%, 4/15/15 (b)(f)		1,220	1,372,500
King Pharmaceuticals, Inc., 1.25%, 4/01/26 (f)		2,386	2,192,138
Kraft Foods, Inc.:
2.63%, 5/08/13		6,661	6,711,077
4.13%, 2/09/16		11,820	11,977,289
LifePoint Hospitals, Inc. (f):
3.50%, 5/15/14		857	854,858
3.25%, 8/15/25		4,838	4,711,003
McMoRan Exploration Co. (f):
5.25%, 10/06/11		1,965	2,100,094
5.25%, 10/06/11 (b)		325	347,344
Medtronic, Inc. (f):
1.50%, 4/15/11		1,452	1,475,595
1.63%, 4/15/13		11,330	11,981,475
Mylan, Inc., 1.25%, 3/15/12 (f)		10,435	11,582,850
Nabi Biopharmaceuticals, 2.88%, 4/15/25 (f)		200	190,000
Omnicare, Inc., Series OCR, 3.25%, 12/15/35 (f)		3,041	2,573,446
Omnicom Group, Inc. (d)(f):
0.04%, 7/31/32		3,771	3,752,145
0.02%, 7/01/38		2,421	2,396,790
Paka Capital Ltd., 4.64%, 3/12/13 (d)(f)		2,700	2,777,625
Pemex Project Funding Master Trust, 5.50%, 2/24/25	EUR	7,530	10,020,439
Preferred Term Securities, Ltd. (a)(f)(g):
XXIV, 5.97%, 3/22/37 (b)	USD	400	4
XXV, 5.76%, 6/22/37		500	5
XXVI, 6.19%, 9/22/37		500	5
XXVII, 6.29%, 12/22/37		500	5
Ranbaxy Laboratories Ltd., 32.88%, 3/18/11 (d)(f)		2,128	2,575,882
SBA Communications Corp. (f):
1.88%, 5/01/13		3,076	3,252,870
4.00%, 10/01/14 (b)		1,974	2,679,705
SanDisk Corp., 1.00%, 5/15/13 (f)		14,506	12,529,557
Sino-Forest Corp., 5.00%, 8/01/13 (f)		2,000	2,428,600
SonoSite, Inc., 3.75%, 7/15/14 (f)		1,933	2,041,731
Suzlon Energy Ltd. (d)(f):
17.32%, 10/11/12		3,325	3,391,500
6.01%, 7/25/14		6,225	5,643,442
TNK-BP Finance SA (b):
6.63%, 3/20/17		8,040	8,261,100
7.88%, 3/13/18		10,144	11,120,360
Tenet Healthcare Corp., 9.25%, 2/01/15		600	629,250
Transocean, Inc. (f):
1.50%, 12/15/37		38,348	37,437,235
Series A, 1.63%, 12/15/37		10,949	10,907,941
Series C, 1.50%, 12/15/37		2,710	2,594,825
Uno Restaurant Corp., 10.00%, 2/15/11 (a)(b)(g)		220	47,300

			349,296,017

Total Corporate Bonds — 13.1%			786,972,972

Floating Rate Loan Interests

United States — 0.1%
PT Bumi Resources Term Loan, 10.23%, 10/08/12		6,000	6,000,000

Total Floating Rate Loan Interests — 0.1%			6,000,000

Foreign Agency Obligations

Australian Government Bonds, 5.75%, 6/15/11	AUD	14,669	13,646,367
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/17	BRL	6,300	6,706,993
Series F, 10.00%, 1/01/17		115,442	58,247,114
Series F, 10.00%, 1/01/21		19,759	9,627,699
Bundesrepublik Deutschland:
4.00%, 7/04/16	EUR	32,813	48,146,977
4.25%, 7/04/17		21,375	31,748,391
3.50%, 7/04/19		19,394	27,136,355
Series 07, 4.00%, 1/04/18		8,000	11,674,978
Series 08, 4.25%, 7/04/18		11,100	16,443,706
Bundesschatzanweisungen, Series 1, 4.75%, 6/11/10		14,211	19,342,569

10	| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

		Par
		(000)	Value

Foreign Agency Obligations
Caisse d’Amortissement de la Dette Sociale:
3.25%, 4/25/13	EUR	2,650	$3,742,156
4.00%, 10/25/14		3,735	5,407,381
Canadian Government Bond:
4.00%, 9/01/10	CAD	2,355	2,352,125
4.00%, 9/01/10		3,500	3,495,727
4.00%, 6/01/16		8,512	8,792,926
Deutsche Bundesrepublik Inflation Linked, Series I/L, 1.50%, 4/15/16	EUR	4,658	6,662,741
Export-Import Bank of Korea, 4.13%, 9/09/15	USD	10,925	10,958,977
Federal Republic of Germany, 1.50%, 9/21/12 (b)		19,166	19,260,622
Japanese Government CPI Linked Bond:
Series 5, 0.80%, 9/10/15	JPY	1,046,679	10,887,743
Series 6, 0.80%, 12/10/15		979,696	10,145,920
Series 7, 0.80%, 3/10/16		2,241,061	23,180,085
Series 8, 1.00%, 6/10/16		1,278,750	13,255,285
Series 16, 1.40%, 6/10/18		597,916	6,236,259
Japanese Government Two Year Bond, Series 272, 0.70%, 9/15/10		1,493,700	16,018,027
Korea Development Bank/Republic of Korea, 4.38%, 8/10/15	USD	11,875	12,052,543
Kreditanstalt fuer Wiederaufbau, 3.25%, 6/27/13 (f)	EUR	12,200	17,560,598
Magyar Nemzeti Vagonkezel Zrt, 4.40%, 9/25/14 (f)		3,300	4,831,573
Malaysia Government Bond:
3.76%, 4/28/11	MYR	31,107	9,658,809
Series 3/06, 3.87%, 4/13/10		21,303	6,534,725
Netherland Government Bond, 3.75%, 7/15/14	EUR	4,000	5,789,892
New Zealand Government Bond, Series 216, 4.50%, 2/14/16	NZD	1,175	1,248,391
Poland Government Bond, 3.00%, 8/24/16	PLN	21,915	8,689,950
Socialist Republic of Vietnam, 6.75%, 1/29/20	USD	2,174	2,217,480
Turkey Government Bond:
10.00%, 1/09/13	TRY	4,268	2,851,426
10.50%, 1/15/20		5,661	3,769,027
Ukraine Government International Bond, 6.58%, 11/21/16	USD	773	737,365
United Kingdom Gilt, 4.25%, 3/07/11	GBP	21,710	34,046,530

Total Foreign Agency Obligations — 8.2%			493,105,432

Structured Notes
Taiwan — 0.0%
UBS AG (Total Return TWD Linked Notes), 0.00%, 12/01/10 (b)(d)	USD	119	119,662

Total Structured Notes — 0.0%			119,662

U.S. Treasury Obligations

U.S. Treasury Inflation Indexed Bonds:
2.50%, 7/15/16		31,173	36,537,519
2.38%, 1/15/17		12,190	14,141,231
1.63%, 1/15/18		9,486	10,036,619
2.38%, 1/15/27		13,600	15,227,859
U.S. Treasury Notes:
2.88%, 6/30/10		23,764	23,922,744
2.75%, 7/31/10		37,007	37,322,152
4.88%, 5/31/11 (l)		25,500	26,791,932
0.88%, 1/31/12		10,847	10,834,287
4.88%, 6/30/12		4,500	4,872,303
1.38%, 2/15/13		101,499	101,022,675
1.38%, 3/15/13		9,850	9,792,279
2.13%, 11/30/14		27,476	27,115,377
2.38%, 12/31/14		55,786	56,186,587
2.25%, 1/31/15		45,115	44,625,096
2.38%, 2/28/15		54,124	53,752,168
2.38%, 3/31/15		25,874	25,801,294
2.63%, 2/29/16		13,460	13,228,650
2.75%, 2/15/19		35,358	32,819,402

Total U.S. Treasury Obligations — 9.1%			544,030,174

Total Fixed Income Securities — 30.5%			1,830,243,240

	Shares

Investment Companies
South Korea — 0.1%
iShares MSCI South Korea Index Fund (m)	122,800	6,140,000

United States — 2.9%
Consumer Staples Select Sector SPDR Fund	207,900	5,802,489
ETFS Platinum Trust (a)	46,500	7,639,485
Financial Select Sector SPDR Fund (c)	915,500	14,620,535
Health Care Select Sector SPDR Fund	208,000	6,672,640
iShares Dow Jones U.S. Telecommunications Sector Index Fund (m)	111,400	2,230,228
iShares MSCI Brazil (Free) Index Fund (m)	56,500	4,161,790
iShares Silver Trust (a)(m)	769,698	13,192,624
SPDR Gold Trust (a)	795,827	86,705,351
SPDR KBW Bank ETF	36,900	952,389

| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010 11

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

	Shares	Value

Investment Companies
United States (concluded)
SPDR KBW Regional Banking ETF	133,051	$3,488,597
Technology Select Sector SPDR Fund (c)	534,700	12,346,223
Telecom HOLDRs Trust	25,300	613,272
Utilities Select Sector SPDR Fund	405,300	12,009,039
Vanguard Telecommunication Services ETF	3,500	196,735

		170,631,397

Vietnam — 0.0%
Vietnam Enterprise Investments Ltd. — R Shares (a)	380,361	684,650
Vinaland Ltd. (a)	1,971,800	1,745,043

		2,429,693

Total Investment Companies — 3.0%		179,201,090

Preferred Securities

		Par
		(000)

Capital Trusts
Singapore — 0.0%
DBS Capital Funding Corp., 7.66% (h)(j)	USD	356	365,612

Total Capital Trusts — 0.0%			365,612

	Shares

Preferred Stocks
Brazil — 0.0%
Cia Brasileira, Class B (a)	7,744	258,924

Germany — 0.1%
Volkswagen AG	50,600	4,640,509

United States — 0.2%
Bunge Ltd., 4.88% (f)	7,797	691,984
El Paso Corp. (f):
4.99%	6,807	6,670,860
4.99% (b)	510	499,800
Mylan, Inc., 6.50% (f)	3,058	4,158,880
XL Capital Ltd., 10.75% (f)	17,583	506,566

		12,528,090

Total Preferred Stocks — 0.3%		17,427,523

Total Preferred Securities — 0.3%		17,793,135

Rights
Germany — 0.0%
Volkswagen AG (Expires 4/13/10)	36,000	23,825

United States — 0.0%
Hydro-WGC (Expires 7/01/10)	9,490,618	127,298

Total Rights — 0.0%		151,123

Warrants (n)

Canada — 0.0%
Kinross Gold Corp. (Expires 9/03/13)	37,568	105,049
New Gold, Inc. (Expires 4/03/12)	80,000	2,757

		107,806

United States — 0.1%
Bank of America Corp. (Expires 1/16/19)	399,900	3,803,049
Ford Motor Co. (Expires 1/01/13)	560,613	2,713,367
JPMorgan Chase & Co. (Expires 10/28/18)	141,600	2,176,392

		8,692,808

Total Warrants — 0.1%		8,800,614

Total Long-Term Investments (Cost — $3,950,395,276) — 84.6%		5,074,879,648

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (m)(o)	1,455,026	1,455,026

Beneficial
Interest
(000)

BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (m)(o)(p)	USD	35,955	35,954,650

	Par
	(000)

U.S. Treasury Obligations — 15.9%
U.S. Treasury Bills (q):
0.05%, 4/01/10	13,600	13,600,000
0.08%, 4/08/10	37,805	37,804,282
0.03%, 4/15/10	95,827	95,821,153
0.04%, 4/22/10	78,477	78,470,094
0.05%, 4/29/10	47,818	47,812,405
0.08%, 5/06/10	85,626	85,614,355
0.11%, 5/13/10	74,700	74,687,376

12	| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

		Par
		(000)	Value

Short-Term Securities
U.S. Treasury Bills (concluded) (q):
0.08%, 5/20/10	USD	64,982	$64,969,199
0.10%, 5/27/10		40,410	40,400,140
0.12%, 6/03/10		55,567	55,552,719
0.14%, 6/10/10		123,389	123,354,945
0.14%, 6/17/10		151,071	151,024,168
0.12%, 6/24/10		38,510	38,497,869
0.15%, 7/01/10		41,695	41,678,656

			949,287,361

Total Short-Term Securities (Cost — $986,715,845) — 16.5%			986,697,037

Total Investments Before Structured Options, Investments Sold Short and Outstanding Options Written (Cost — $5,474,860,702*) — 101.1%			6,061,576,685

	Units

Over-the-Counter Structured Options
Credit Suisse Euro Stoxx Index Link, Expires 9/30/10, Broker Credit Suisse International (r)	8,472	(69,770)

Total Over-the-Counter Structured Options (Cost — $0) — (0.0)%		(69,770)

	Shares

Investments Sold Short
United States — (0.1)%
D.R. Horton, Inc.	192,184	(2,421,518)
Lowe’s Cos., Inc.	112,000	(2,714,880)
Masco Corp.	59,219	(919,079)

Total Investments Sold Short (Proceeds — $5,033,511) — (0.1)%		(6,055,477)

	Contracts

Options Written
Exchange-Traded Call Options Written — (0.1)%
Advanced Micro Devices, Inc., Strike Price USD 8, Expires 7/17/10	3,430	(552,230)
Agrium, Inc., Strike Price USD 60, Expires 1/22/11	478	(743,290)
CF Industries Holdings, Inc., Strike Price USD 85, Expires 5/15/10	296	(254,560)
Corning, Inc.:
Strike Price USD 16, Expires 5/15/10	1,328	(564,400)
Strike Price USD 19, Expires 5/15/10	672	(109,872)
Dell, Inc., Strike Price USD 15, Expires 1/15/11	1,622	(296,826)
Goldman Sachs Group, Inc., Strike Price USD 185, Expires 4/17/10	133	(3,458)
JPMorgan Chase & Co., Strike Price USD 44, Expires 6/19/10	1,697	(462,433)
Mattel, Inc., Strike Price USD 22.50, Expires 7/17/10	2,093	(298,252)
MetLife, Inc., Strike Price USD 41, Expires 6/19/10	317	(115,705)
Microsoft Corp., Strike Price USD 28, Expires 4/17/10	1,324	(184,036)
Millicom International Cellular SA, Strike Price USD 85, Expires 4/17/10	51	(26,520)
Transocean Ltd., Strike Price USD 85, Expires 1/22/11	236	(225,380)
UnitedHealth Group, Inc., Strike Price USD 30, Expires 6/19/10	1,546	(552,695)
WellPoint, Inc., Strike Price USD 60, Expires 6/19/10	676	(408,980)

		(4,798,637)

Exchange-Traded Put Options Written — (0.0)%
Goldman Sachs Group, Inc., Strike Price USD 155, Expires 4/17/10	133	(4,123)

Total Options Written (Premiums Received — $3,886,713) — (0.1)%		(4,802,760)

Total Investments, Net of Structured Options, Investments Sold Short and Outstanding Options Written — 100.9%		6,050,648,678
Liabilities in Excess of Other Assets — (0.9)%		(53,052,678)

Net Assets — 0.0%		$5,997,596,000

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$5,517,021,410

Gross unrealized appreciation	$619,542,450
Gross unrealized depreciation	(75,056,945)

Net unrealized appreciation	$544,485,505

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security, or a portion of security, is on loan.

(d)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010 13

BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments (continued)
(e)	When-issued security. Unsettled when-issued transactions were as follows:

	Market	Unrealized
Counterparty	Value	Appreciation

Bank of America NA	$10,249,312	$274,312
Deutsche Bank Securities	$2,400,466	—

(f)	Convertible security.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Variable rate security. Rate shown is as of report date.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the current yield.

(j)	Security is perpetual in nature and has no stated maturity date.

(k)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(l)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(m)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase	Sales	Realized
Affiliate	Cost	Cost	Loss	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$824,833 [1]	—	—	$200
BlackRock Liquidity Series, LLC, Money Market Series	—	$(88,914,100)[2]	—	$18,439
iShares Dow Jones U.S. Telecommunications Sector Index Fund	—	—	—	$16,480
iShares MSCI Brazil (Free) Index Fund	—	—	—	$130,386
iShares MSCI South Korea Index Fund	—	—	—	$14,030
iShares Silver Trust	$423,323	—	—	—

[1]	Represents net purchase cost.

[2]	Represents net sale cost.

(n)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(o)	Represents the current yield as of report date.

(p)	Security was purchased with the cash collateral from loaned securities.

(q)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(r)	CSFB DJ EuroStoxx Structured Option is issued in units. Each unit represents a structure based on the DJ EuroStoxx 50 Index, with an initial reference strike of 2,941.22. Each unit contains (a) one written put on the index at a strike price of 2,779.453 and (b) one call option on the index with a strike of 2,970.632. The Fund holds 8,472 units of the structure. On March 31, 2010, the EuroStoxx 50 Index was 2,931.16. At this time, the value of the structured option was ($69,770) based on a price of $($8.2354) per unit. The option expires on September 30, 2010.

| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010 14

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
•	Foreign currency exchange contracts as of March 31, 2010 were as follows:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

CHF	5,753,556	EUR	4,019,250	UBS AG	4/01/10	$$28,080
CHF	78,657	USD	74,714	Brown Brothers Harriman & Co.	4/01/10	(116)
EUR	4,019,250	CHF	5,832,213	UBS Securities	4/01/10	(102,709)
EUR	4,111,834	JPY	513,598,905	Barclays Bank, Plc	4/01/10	60,057
EUR	3,795,600	USD	5,205,589	Barclays Bank, Plc	4/01/10	(79,033)
EUR	4,828,773	USD	6,494,699	Credit Suisse International	4/01/10	27,320
EUR	9,605,800	USD	13,209,416	UBS Securities	4/01/10	(235,268)
HKD	19,950	USD	2,569	Morgan Stanley Capital Services, Inc.	4/01/10	—
JPY	511,512,149	EUR	4,111,834	Barclays Bank, Plc	4/01/10	(82,354)
JPY	2,086,756	USD	22,304	Brown Brothers Harriman & Co.	4/01/10	17
TWD	12,586,000	USD	396,597	Brown Brothers Harriman & Co.	4/01/10	(287)
USD	5,101,286	EUR	3,795,600	Barclays Bank, Plc	4/01/10	(25,270)
USD	12,897,708	EUR	9,605,800	UBS AG	4/01/10	(76,441)
USD	724,142	GBP	479,755	Brown Brothers Harriman & Co.	4/01/10	(3,885)
JPY	47,237,125	USD	507,926	Goldman Sachs Bank USD	4/02/10	(2,662)
THB	6,156,582	USD	190,459	Brown Brothers Harriman & Co.	4/02/10	(59)
USD	139,727	JPY	12,987,633	Brown Brothers Harriman & Co.	4/02/10	807
BRL	1,773,302	USD	994,840	Brown Brothers Harriman & Co.	4/05/10	1,301
THB	1,001,630	USD	30,986	Brown Brothers Harriman & Co.	4/05/10	(59)
BRL	3,038,655	USD	1,708,261	Brown Brothers Harriman & Co.	4/06/10	(1,665)
EUR	93,577	USD	126,535	UBS Securities	4/06/10	(144)
EUR	15,629,384	USD	21,178,566	JPMorgan Chase Bank NA	4/08/10	(68,592)
GBP	2,926,129	USD	4,392,119	Credit Suisse International	4/08/10	48,043
KRW	14,950,440,000	USD	13,051,454	Deutsche Bank AG	4/08/10	157,922
KRW	7,524,330,000	USD	6,583,657	UBS AG	4/08/10	64,421
USD	2,346,289	ZAR	17,244,640	UBS AG	4/08/10	(17,807)
EUR	26,073,138	USD	35,456,870	Credit Suisse International	4/09/10	(240,901)
EUR	9,471,400	USD	12,639,867	Deutsche Bank AG	4/09/10	152,783
EUR	10,835,000	USD	14,465,148	UBS AG	4/09/10	169,264
JPY	921,936,424	USD	10,033,044	Credit Suisse International	4/09/10	(171,299)
USD	2,700,000	JPY	249,995,700	Credit Suisse International	4/09/10	25,853
USD	11,400,000	JPY	1,059,231,000	JPMorgan Chase Bank NA	4/15/10	69,242
EUR	4,019,250	CHF	5,752,953	UBS AG	4/16/10	(28,083)
EUR	9,605,800	USD	12,897,996	UBS AG	4/16/10	76,290
EUR	3,795,600	USD	5,101,419	Barclays Bank, Plc	4/16/10	25,192
JPY	513,568,066	EUR	4,111,834	Barclays Bank, Plc	4/16/10	(59,989)
CNY	29,681,400	USD	4,440,000	JPMorgan Chase Bank NA	10/31/10	(80,880)

Total						$(370,911)

| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010 15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
•	Financial futures contracts purchased as of March 31, 2010 were as follows:

						Unrealized
			Expiration	Notional		Appreciation
Contracts	Issue	Exchange	Date	Value		(Depreciation)

32	H-Shares Index	Hong Kong	April 2010	USD	2,488,650	$65,621
48	Hang Seng Index Future	Hong Kong	April 2010	USD	6,533,161	29,224
46	MSCI Singapore IX ETS Future	Singapore	April 2010	USD	2,251,903	(15,940)
32	Taiwan MSCI Simex Index	Singapore	April 2010	USD	892,928	10,112
45	Dax Index 25 Euro	Eurex	June 2010	USD	9,075,607	256,341
2,578	DJ Euro Stoxx 50	Eurex	June 2010	USD	98,312,094	959,604
252	FTSE 100 Index	NYSE LIFFE — London	June 2010	USD	21,408,979	46,088
80	S&P 500 Index	Chicago Mercantile	June 2010	USD	23,349,075	(45,075)
38	S&P TSE 60 Index	Montreal	June 2010	USD	5,249,820	9,905
10	SPI 200 Index	Sydney	June 2010	USD	1,107,663	11,641
282	Yen Denom Nikkei	Chicago Mercantile	June 2010	USD	16,345,597	455,558

Total						$1,783,079

•	Financial futures contracts sold as of March 31, 2010 were as follows:

			Expiration	Notional		Unrealized
Contracts	Issue	Exchange	Date	Value		Appreciation

78	IBEX 35 Plus Index	Meff Renta Variable (Madrid)	April 2010	USD	11,715,836	$294,174

•	Total return swaps outstanding as of March 31, 2010 were as follows:

Interest				Notional		Unrealized
Payable				Amount		Appreciation
Rate		Counter-party	Expiration	(000)		(Depreciation)

(0.60	)% (1)	BNP Paribas SA	September 2010	USD	25,877	$1,650,313	(2)
(0.47	)% (3)	Deutsche Bank AG	September 2010	USD	12,076	770,146	(2)
(0.49	)%(4)	BNP Paribas SA	September 2010	USD	8,890	566,973	(2)
0.02	%(5)	BNP Paribas SA	September 2010	USD	14,194	83,502	(6)
0.74	%(7)	JPMorgan Chase Bank NA	December 2010	USD	9,516	259,578	(8)
0.62	%(9)	BNP Paribas SA	January 2011	USD	8,700	(134,116	)(8)
(0.46	)%(10)	JPMorgan Chase Bank NA	February 2011	USD	12,470	800,387	(2)
(0.46	)%(10)	JPMorgan Chase Bank NA	February 2011	USD	2,115	43,991	(2)

Total						$4,040,774

(1)	Based on the 3-month LIBOR minus 0.85%.

(2)	Based on the change in the return of the MSCI Daily Total Return Net Europe (excluding United Kingdom) USD Index.

(3)	Based on the 3-month LIBOR minus 0.72%.

(4)	Based on the 3-month LIBOR minus 0.74%.

(5)	Based on the 3-month LIBOR minus 0.24%.

(6)	Based on the change in the return of the MSCI Daily Total Return Net EAFE USD Index.

(7)	Based on the 3-month LIBOR plus 0.48%.

(8)	Based on the change in the return of the MSCI Daily Total Return Net Emerging Markets USD Index.

(9)	Based on the 3-month LIBOR plus 0.37%.

(10)	Based on the 3-month LIBOR minus 0.71%.

16	| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks
Australia	—	$44,412,953	—	$44,412,953
Austria	—	1,524,972	—	1,524,972
Belgium	$352,052	5,503,486	—	5,855,538
Brazil	143,328,429	—	—	143,328,429
Canada	158,544,349	—	—	158,544,349
Chile	5,132,845	—	—	5,132,845
China	4,850,669	74,096,977	—	78,947,646
Egypt	—	2,890,952	—	2,890,952
Finland	—	2,082,547	—	2,082,547
France	153,688	30,523,440	—	30,677,128
Germany	40,590	6,005,284	—	6,045,874
Hong Kong	—	35,042,527	—	35,042,527
India	—	38,869,221	—	38,869,221
Indonesia	—	8,413,704	—	8,413,704
Ireland	5,402,012	—	—	5,402,012
Israel	12,240,603	—	—	12,240,603
Italy	—	2,786,745	—	2,786,745
Japan	425,352	360,057,423	—	360,482,775
Kazakhstan	11,617,103	—	—	11,617,103
Luxembourg	454,665	—	—	454,665
Malaysia	—	13,913,610	—	13,913,610
Mexico	10,103,296	—	—	10,103,296
Netherlands	1,130,028	6,355,360	—	7,485,388
Norway	—	5,205,468	—	5,205,468
Philippines	2,541,456	27,113	—	2,568,569
Russia	59,577,404	—	—	59,577,404
Singapore	—	43,029,013	—	43,029,013
South Africa	1,360,921	1,893,809	—	3,254,730
South Korea	10,398,156	37,802,552	—	48,200,708
Spain	—	5,076,139	—	5,076,139
Switzerland	12,726,307	40,788,424	—	53,514,731
Taiwan	6,442,852	38,325,151	—	44,768,003
Thailand	—	8,652,926	—	8,652,926
Turkey	—	17,257,616	—	17,257,616
United Kingdom	36,361,249	55,526,462	—	91,887,711
United States	1,667,008,329	2,434,217	—	1,669,442,546
Asset-Backed Securities	—	—	$15,000	15,000
Corporate Bonds	—	680,640,141	106,332,831	786,972,972
Floating Rate Loan Interests	—	—	6,000,000	6,000,000
Foreign Agency Obligations	—	484,415,482	8,689,950	493,105,432

| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010 17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets (concluded):
Investments in Securities:
Long-Term Investments (concluded):
Structured Notes	—	—	$119,662	$119,662
U.S. Treasury Obligations	—	$544,030,174	—	544,030,174
Investment Companies	$179,201,090	—	—	179,201,090
Capital Trusts	—	365,612	—	365,612
Preferred Stocks	9,305,955	7,862,644	258,924	17,427,523
Rights	—	151,123	—	151,123
Warrants	8,800,614	—	—	8,800,614
Short-Term Securities	1,455,026	985,242,011	—	986,697,037
Liabilities:
Investments in Securities:
Investments Sold Short	(6,055,477)	—	—	(6,055,477)

Total	$2,342,899,563	$3,591,205,278	$121,416,367	$6,055,521,208

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$906,592	—	$906,592
Equity contracts	$2,138,268	4,174,890	$249	6,313,407
Liabilities:
Foreign currency exchange contracts	—	(1,277,503)	—	(1,277,503)
Equity contracts	(4,863,775)	(134,116)	—	(4,997,891)

Total	$(2,725,507)	$3,669,863	$249	$944,605

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

18	| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation V.I. Fund
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Investments in Securities
	Asset-			Foreign
	Backed	Corporate	Floating Rate	Agency	Structured	Preferred
	Securities	Bonds	Loan Interests	Obligations	Notes	Stock	Total

Balance, as of December 31, 2009	$6,000	$99,937,671	$6,000,000	$8,348,349	$193,637	$491,702	$114,977,359
Accrued discounts/ premiums	304	763,158	—	(8,466)	76	—	755,072
Net realized gain (loss)	—	1,553,185	—	—	336	6	1,553,527
Net change in Unrealized appreciation/ depreciation[2]	8,696	(265,324)	—	350,067	(113)	(117,484)	(24,158)
Purchases	—	8,774,930	—	—			8,774,930
Sales	—	(12,220,144)	—	—	(74,274)	(115,300)	(12,409,718)
Transfers in3	—	12,410,118	—	—	—	—	12,410,118
Transfers out[3]	—	(4,620,763)	—	—	—	—	(4,620,763)

Balance, as of March 31, 2010	$15,000	$106,332,831	$6,000,000	$8,689,950	$119,662	$258,924	$121,416,367

[2]	The change in unrealized appreciation/depreciation on securities still held at March 31, 2010 was $(1,155,091).

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.
The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used to determine fair value:

Equity contracts

Assets:
Balance, as of December 31, 2009	$7,346,847
Accrued discounts/premiums	—
Net realized gain (loss)	5,789,320
Net change in unrealized appreciation/ depreciation	(7,346,598)
Purchases	—
Sales	(5,789,320)
Transfers in [3]	—
Transfers out [3]	—

Balance, as of March 31, 2010	$249

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010 19

BlackRock Global Opportunities V.I. Fund
Schedule of Investments March 31, 2010 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 1.1%
Australia & New Zealand Banking Group Ltd.	7,800	$181,291
BHP Billiton Ltd. — ADR	4,700	377,504
CSL Ltd.	2,900	96,864

		655,659

Belgium — 0.6%
Anheuser-Busch InBev NV	6,800	342,026

Bermuda — 0.8%
Invesco Ltd.	12,300	269,493
Validus Holdings Ltd.	8,900	245,017

		514,510

Brazil — 1.6%
BM&F Bovespa SA	15,500	104,068
Banco Santander Brasil SA — ADR	9,200	114,356
Cia de Bebidas das Americas (Preference Shares) — ADR	2,200	201,652
Cia Siderurgica Nacional SA — ADR	5,600	223,608
Usinas Siderurgicas de Minas Gerais SA (Preference ‘A’ Shares)	8,800	302,991

		946,675

Canada — 3.6%
Canadian Natural Resources Ltd.	4,200	310,849
Enbridge Inc.	9,800	467,397
Pan American Silver Corp.	16,000	370,400
Potash Corp. of Saskatchewan, Inc.	2,600	310,310
The Toronto-Dominion Bank	3,200	238,508
TransCanada Corp.	13,000	476,404

		2,173,868

China — 0.4%
Focus Media Holding Ltd. — ADR (a)	12,700	231,902

Finland — 0.9%
Fortum Oyj	9,700	237,396
Nokia Oyj — ADR	21,500	334,110

		571,506

France — 2.9%
AXA SA	8,100	179,698
BNP Paribas SA	1,740	133,366
Cie de Saint-Gobain SA	5,300	254,527
Renault SA (a)	4,700	219,595
Societe Generale SA	2,400	150,624
Total SA	9,000	522,344

Common Stocks	Shares	Value

France (concluded)
Unibail — Rodamco	1,400	$283,431

		1,743,585

Germany — 3.4%
Bayerische Motoren Werke AG	5,000	230,667
Deutsche Boerse AG	2,400	177,572
Deutsche Lufthansa AG	27,900	462,432
Deutsche Telekom AG	22,600	305,411
RWE AG	3,700	328,237
Siemens AG	5,800	579,522

		2,083,841

Hong Kong — 1.7%
Cheung Kong Holdings Ltd.	27,000	347,194
China Construction Bank, Class H	183,900	150,345
China Mobile Ltd.	23,100	222,140
Industrial and Commercial Bank of China Ltd.	205,500	156,340
Wing Hang Bank Ltd.	15,400	140,692

		1,016,711

India — 1.2%
Bharti Tele-Ventures Ltd.	29,100	202,469
Punjab National Bank Ltd.	10,700	241,085
Sterlite Industries India Ltd. — ADR	16,900	314,509

		758,063

Ireland — 0.7%
Accenture Plc	7,200	302,040
Covidien Plc	3,000	150,840

		452,880

Israel — 0.5%
Teva Pharmaceutical Industries Ltd. — ADR	4,900	309,092

Italy — 1.0%
Eni SpA	14,100	330,734
Intesa Sanpaolo SpA (a)	70,900	264,038

		594,772

Japan — 8.4%
Amada Co., Ltd.	46,800	393,020
Asahi Breweries Ltd.	10,900	204,532
Canon, Inc.	9,000	416,297
Fujitsu Ltd.	39,400	258,652
Honda Motor Co., Ltd.	17,100	602,753
Itochu Corp.	47,000	412,527
JTEKT Corp.	12,900	152,714
Japan Tobacco, Inc.	130	483,970
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 1

BlackRock Global Opportunities V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Japan (concluded)
Marubeni Corp.	73,800	$459,346
Mitsubishi Heavy Industries Ltd.	85,100	353,020
Mitsubishi UFJ Financial Group, Inc.	47,500	248,979
Mitsui & Co., Ltd.	25,400	427,668
NTN Corp.	10,100	45,689
Nomura Holdings, Inc.	38,700	283,967
Sumitomo Mitsui Financial Group, Inc.	3,400	112,641
Tokio Marine Holdings, Inc.	9,800	276,273

		5,132,048

Luxembourg — 0.7%
ArcelorMittal	10,400	455,994

Malaysia — 0.3%
CIMB Group Holdings Bhd	49,100	211,545

Mexico — 0.3%
Fomento Economico Mexicano, SA de CV — ADR	4,400	209,132

Netherlands — 1.8%
Aegon NV (a)	41,400	282,614
Corio NV	2,500	166,839
Royal Dutch Shell Plc, Class A	22,200	641,992

		1,091,445

New Zealand — 0.3%
Telecom Corp. of New Zealand Ltd.	137,500	211,448

Russia — 0.4%
AO VimpelCom — ADR	11,900	219,079

Singapore — 1.5%
CapitaLand Ltd.	54,100	153,172
DBS Group Holdings Ltd.	17,000	173,328
Singapore Telecommunications Ltd.	135,800	307,186
Wilmar International Ltd.	63,000	301,101

		934,787

South Africa — 0.4%
Naspers Ltd.	5,700	247,145

South Korea — 1.7%
Hyosung Corp.	4,198	301,697
Korea Zinc Co., Ltd.	1,400	249,706
Samsung Electronics Co., Ltd.	650	469,946

		1,021,349

Spain — 1.8%
Banco Santander SA	31,600	419,145
Inditex SA	4,200	277,013
Telefonica SA	16,400	388,592

		1,084,750

Sweden — 1.4%
Atlas Copco AB, Class A	15,900	246,427
Nordea Bank AB	27,500	271,070

Common Stocks	Shares	Value

Sweden (concluded)
Svenska Cellulosa AB	25,600	$360,952

		878,449

Switzerland — 2.8%
ACE Ltd.	5,900	308,570
Nestle SA, Registered Shares	8,100	415,060
Novartis AG, Registered Shares	10,700	578,805
Roche Holding AG	2,600	422,268

		1,724,703

Taiwan — 0.9%
Chunghwa Telecom Co., Ltd. — ADR	12,090	234,909
Mega Financial Holding Co., Ltd.	298,100	172,814
Siliconware Precision Industries Co., Ltd. — ADR	24,900	149,649

		557,372

Thailand — 0.2%
Bangkok Bank Pcl, Foreign Shares	32,600	138,448

United Kingdom — 5.5%
BG Group Plc	23,900	413,895
BP Plc	23,400	221,484
Barclays Plc	72,800	396,409
GlaxoSmithKline Plc	30,900	593,117
HSBC Holdings Plc	29,425	298,190
Standard Chartered Plc	2,500	68,143
Tesco Plc	55,300	365,619
Unilever Plc	10,100	295,674
Vodafone Group Plc — ADR	17,300	402,917
WPP Plc	30,200	312,503

		3,367,951

United States — 48.1%
AT&T Inc.	11,800	304,912
Abbott Laboratories	2,900	152,772
Adobe Systems, Inc. (a)	8,100	286,497
Aetna, Inc.	4,500	157,995
American Electric Power Co., Inc.	8,200	280,276
Ameriprise Financial, Inc.	8,700	394,632
Amgen, Inc. (a)	2,600	155,376
Apache Corp.	2,900	294,350
Apple, Inc. (a)	2,400	563,832
Applied Materials, Inc.	17,000	229,160
Arch Capital Group Ltd. (a)	2,500	190,625
Arch Coal, Inc.	11,000	251,350
Becton Dickinson & Co.	3,900	307,047
Bristol-Myers Squibb Co.	20,000	534,000
Bunge Ltd.	3,800	234,194
CF Industries Holdings, Inc.	3,600	328,248
The Charles Schwab Corp.	11,400	213,066
Chevron Corp.	5,700	432,231
Cisco Systems, Inc. (a)	20,200	525,806
Citigroup, Inc.	53,400	216,270
Colgate-Palmolive Co.	5,800	494,508
Comerica, Inc.	5,700	216,828
ConAgra Foods, Inc.	13,200	330,924

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

BlackRock Global Opportunities V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)
ConocoPhillips	7,200	$368,424
Corning, Inc.	23,500	474,935
Deere & Co.	9,900	588,654
DIRECTV, Class A (a)	9,100	307,671
Dominion Resources, Inc.	6,700	275,437
The Dow Chemical Co.	12,300	363,711
eBay, Inc. (a)	16,600	447,370
E.I. du Pont de Nemours & Co.	5,600	208,544
EMC Corp. (a)	20,700	373,428
Energizer Holdings, Inc. (a)	3,500	219,660
Exxon Mobil Corp.	11,100	743,478
FMC Corp.	6,300	381,402
Federal Realty Investment Trust	2,600	189,306
General Electric Co.	51,600	939,120
General Mills, Inc.	3,800	269,002
Gilead Sciences, Inc. (a)	3,200	145,536
Goodrich Corp.	7,300	514,796
Google, Inc., Class A (a)	800	453,608
Halliburton Co.	2,400	72,312
Hewlett-Packard Co.	9,700	515,555
Home Depot, Inc.	9,300	300,855
Hudson City Bancorp, Inc.	10,900	154,344
Intel Corp.	15,400	342,804
International Business Machines Corp.	3,800	487,350
International Paper Co.	15,300	376,533
Johnson & Johnson	3,700	241,240
KeyCorp	47,700	369,675
Kohl’s Corp. (a)	5,300	290,334
Las Vegas Sands Corp. (a)	14,900	315,135
Liberty Global, Inc. (a)	11,100	323,676
Manpower, Inc.	4,400	251,328
Medco Health Solutions, Inc. (a)	1,900	122,664
Merck & Co., Inc.	5,600	209,160
Microsoft Corp.	30,400	889,808
Monster Worldwide, Inc. (a)	15,700	260,777
Morgan Stanley	6,600	193,314
The Mosaic Co.	4,900	297,773
NII Holdings, Inc. (a)	5,600	233,296
News Corp., Class A	22,200	319,902
Nike, Inc., Class B	4,300	316,050
Norfolk Southern Corp.	5,500	307,395
Occidental Petroleum Corp.	3,700	312,798
Oracle Corp.	14,700	377,643
Parametric Technology Corp. (a)	18,000	324,900
People’s United Financial, Inc.	8,400	131,376
PepsiCo, Inc.	8,100	535,896
Pfizer, Inc.	11,200	192,080
Piper Jaffray Cos. (a)	2,900	116,870
Principal Financial Group, Inc.	1,200	35,052
Progress Energy, Inc.	11,800	464,448
QUALCOMM, Inc.	5,200	218,348
Sempra Energy	6,500	324,350
St. Jude Medical, Inc. (a)	3,800	155,990
Stanley Black & Decker, Inc.	5,227	300,082

Common Stocks	Shares	Value

United States (concluded)
State Street Corp.	3,100	$139,934
Stryker Corp.	5,800	331,876
SunTrust Banks, Inc.	13,800	369,702
T. Rowe Price Group, Inc.	4,100	225,213
Target Corp.	5,800	305,080
Temple-Inland, Inc.	14,500	296,235
Texas Instruments, Inc.	13,400	327,898
Thermo Fisher Scientific, Inc. (a)	6,300	324,072
U.S. Bancorp	12,600	326,088
United Parcel Service, Inc., Class B	9,800	631,218
Urban Outfitters, Inc. (a)	7,900	300,437
Wal-Mart Stores, Inc.	8,300	461,480
Yum! Brands, Inc.	8,000	306,640

		29,385,967

Total Common Stocks — 96.9%		59,266,702

Preferred Stocks
Germany — 0.6%
Volkswagen AG	3,800	348,497

Total Preferred Stocks — 0.6%		348,497

Rights
Germany — 0.0%
Volkswagen AG (expires 4/13/10)	3,500	2,316

Total Rights — 0.0%		2,316

Total Long-Term Investments
(Cost — $53,035,743) — 97.5%		59,617,515

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.12% (b)(c)	501,896	501,896

Total Short-Term Securities (Cost — $501,896) — 0.8%		501,896

Total Investments Before Outstanding Options Written (Cost — $53,537,639*) — 98.3%		60,119,411

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 3

BlackRock Global Opportunities V.I. Fund
Schedule of Investments (continued)	(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options — 0.0%
General Electric Co., Strike Price USD 20, expires 6/01/10	16,500	$(4,455)

Exchange-Traded Put Options — 0.0%
E.I. du Pont de Nemours & Co., Strike Price USD 37, expires 4/17/10	5,500	(3,107)

Total Options Written
(Premiums Received — $9,787) — 0.0%		(7,562)

Total Investments, Net of Outstanding Options Written — 98.3%		60,111,849
Other Assets Less Liabilities — 1.7%		1,042,632

Net Assets — 100.0%		$61,154,481

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$54,162,786

Gross unrealized appreciation	$6,631,533
Gross unrealized depreciation	(674,908)

Net unrealized appreciation	$5,956,625

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$124,457	$335

(c)	Represents the current yield as of report date.
•	Foreign currency exchange contracts as of March 31, 2010 were as follows:

						Unrealized
Currency		Currency		Counter-	Settlement	Appreciation
Purchased		Sold		party	Date	(Depreciation)

USD	39,966	JPY	3,702,000	Citibank NA	4/01/10	$368
JPY	8,877,000	USD	94,983	Citibank NA	4/05/10	(30)
GBP	13,000	USD	19,686	Deutsche Bank AG	4/06/10	41
AUD	615,000	USD	555,480	BNP Paribas	4/27/10	7,227
AUD	1,965,000	USD	1,801,335	Citibank NA	4/27/10	(3,417)
CAD	579,000	USD	561,772	Citibank NA	4/27/10	8,302
CAD	117,000	USD	110,149	Deutsche Bank AG	4/27/10	5,048
				Morgan Stanley
CAD	1,182,000	USD	1,125,098	Capital Services, Inc.	4/27/10	38,679
CHF	578,000	USD	535,128	Citibank NA	4/27/10	13,167
DKK	147,000	USD	27,862	Morgan Stanley Capital Services, Inc.	4/27/10	(1,197)
EUR	3,443,000	USD	4,703,885	Citibank NA	4/27/10	(53,461)
EUR	392,000	USD	531,888	Deutsche Bank AG	4/27/10	(2,418)
GBP	203,000	USD	315,220	Citibank NA	4/27/10	(7,219)
GBP	68,000	USD	101,857	Deutsche Bank AG	4/27/10	1,316
GBP	1,871,000	USD	3,030,880	Morgan Stanley Capital Services Inc.	4/27/10	(192,110)
HKD	5,224,000	USD	672,619	Citibank NA	4/27/10	346
HKD	1,907,000	USD	245,733	Deutsche Bank AG	4/27/10	(70)
JPY	71,555,000	USD	790,666	Citibank NA	4/27/10	(25,176)
JPY	42,907,000	USD	473,016	Deutsche Bank AG	4/27/10	(14,001)
JPY	19,021,000	USD	211,449	Royal Bank of Scotland	4/27/10	(7,964)
JPY	68,095,000	USD	753,955	UBS AG	4/27/10	(25,480)

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Global Opportunities V.I. Fund
Foreign currency exchange contracts (concluded)

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

NOK	1,000,000	USD	171,154	Citibank NA	4/27/10	$(3,103)
SEK	3,448,000	USD	488,513	Citibank NA	4/27/10	(10,963)
SEK	1,953,000	USD	276,130	Deutsche Bank AG	4/27/10	(5,639)
USD	233,023	AUD	261,000	Citibank NA	4/27/10	(5,785)
USD	12,413	AUD	14,000	Deutsche Bank AG	4/27/10	(397)
USD	1,485,510	AUD	1,690,000	Goldman Sachs	4/27/10	(60,791)
USD	208,990	CAD	214,000	Citibank NA	4/27/10	(1,710)
USD	417,110	CAD	425,000	RBS Greenwich	4/27/10	(1,337)
USD	928,735	CHF	971,000	Citibank NA	4/27/10	7,637
USD	555,266	EUR	415,000	BNP Paribas	4/27/10	(5,270)
USD	3,487,097	EUR	2,499,500	Citibank NA	4/27/10	111,049
USD	311,161	EUR	221,000	Deutsche Bank AG	4/27/10	12,658
USD	454,984	GBP	334,000	Morgan Stanley Capital Services Inc.	4/27/10	3,854
USD	450,552	GBP	290,000	Citibank NA	4/27/10	10,550
USD	428,288	GBP	279,000	Deutsche Bank AG	4/27/10	4,976
USD	608,592	JPY	55,491,500	Citibank NA	4/27/10	14,949
USD	1,147,748	JPY	104,581,000	Deutsche Bank AG	4/27/10	28,949
USD	317,116	SEK	2,291,500	Citibank NA	4/27/10	(258)
USD	83,590	SEK	604,000	Morgan Stanley Capital Services Inc.	4/27/10	(64)
USD	145,524	SEK	1,049,500	Royal Bank of Scotland	4/27/10	168
USD	527,257	SGD	734,000	Deutsche Bank AG	4/27/10	2,649

Total						$(155,927)

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 5

Schedule of Investments (concluded)	BlackRock Global Opportunities V.I. Fund
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks:
Australia	$377,504	$278,155	—	$655,659
Belgium	—	342,026	—	342,026
Bermuda	514,510	—	—	514,510
Brazil	946,675	—	—	946,675
Canada	2,173,868	—	—	2,173,868
China	231,902	—	—	231,902
Finland	334,110	237,396	—	571,506
France	—	1,743,585	—	1,743,585
Germany	—	2,083,841	—	2,083,841
Hong Kong	—	1,016,711	—	1,016,711
India	314,509	443,554	—	758,063
Ireland	452,880	—	—	452,880
Israel	309,092	—	—	309,092
Italy	—	594,772	—	594,772
Japan	—	5,132,048	—	5,132,048
Luxembourg	—	455,994	—	455,994
Malaysia	—	211,545	—	211,545
Mexico	209,132	—	—	209,132
Netherlands	—	1,091,445	—	1,091,445
New Zealand	—	211,448	—	211,448
Russia	219,079	—	—	219,079
Singapore	—	934,787	—	934,787
South Africa	—	247,145	—	247,145
South Korea	—	1,021,349	—	1,021,349
Spain	—	1,084,750	—	1,084,750
Sweden	—	878,449	—	878,449
Switzerland	308,570	1,416,133	—	1,724,703
Taiwan	384,558	172,814	—	557,372
Thailand	—	138,448	—	138,448
United Kingdom	402,917	2,965,034	—	3,367,951
United States	29,385,967	—	—	29,385,967
Preferred Stocks:
Germany	348,497	—	—	348,497
Rights:
Germany	2,316	—	—	2,316
Short-Term Securities	501,896	—	—	501,896

Total	$37,417,982	$22,701,429	—	$60,119,411

Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$271,933	—	$271,933
Liabilities:
Foreign currency exchange contracts	—	(427,860)	—	(427,860)
Equity contracts	$(7,562)	—	—	(7,562)

Total	$(7,562)	$(155,927)	—	$(163,489)

[1]	Derivative financial instruments are foreign currency exchange contracts and options written. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Government Income V.I. Fund (Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)	Value

Carrington Mortgage Loan Trust, Series 2006-NC1, Class A2, 0.41%, 1/25/36 (a)	$2,132	$2,104,396

Total Asset-Backed Securities — 1.0%		2,104,396

Corporate Bonds

Capital Markets — 0.6%
CDP Financial, Inc., 3.00%, 11/25/14 (b)	1,295	1,275,107

Commercial Banks — 1.7%
Dexia Credit Local SA, 2.00%, 3/05/13 (b)	665	660,691
Eksportfinans ASA:
1.88%, 4/02/13	1,760	1,753,190
3.00%, 11/17/14	990	993,803
Royal Bank of Scotland Group Plc, 2.63%, 5/11/12 (b)	245	250,137

		3,657,821

Thrifts & Mortgage Finance — 0.4%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (b)	880	891,222

Total Corporate Bonds — 2.7%		5,824,150

Foreign Agency Obligations

Kreditanstalt fuer Wiederaufbau, 2.75%, 10/21/14	1,345	1,347,847
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13	95	101,121
Series E, 5.25%, 7/02/12	320	346,508
Province of Ontario Canada:
4.10%, 6/16/14	50	53,414
Series 1, 1.88%, 11/19/12	785	790,700

Total Foreign Agency Obligations — 1.2%		2,639,590

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.7%
Countrywide Alternative Loan Trust, Series 2008-2R:
Class 3A1, 6.00%, 8/25/37	1,444	984,868
Class 4A1, 6.25%, 8/25/37	2,743	2,204,354

	Par
Non-Agency Mortgage-Backed Securities	(000)	Value

Collateralized Mortgage Obligations (concluded)
Residential Funding Mortgage Securities I, Series 2007-S2, Class A3, 6.00%, 2/25/37	$491	$473,836

Total Non-Agency Mortgage-Backed Securities — 1.7%		3,663,058

U.S. Government Sponsored Agency Securities

Agency Obligations — 2.4%
Fannie Mae, 2.63%, 11/20/14	1,390	1,390,089
Freddie Mac, 1.13%, 12/15/11	3,740	3,748,542

		5,138,631

Collateralized Mortgage Obligations — 4.2%
Freddie Mac Mortgage-Backed Securities, Series 3207, Class NB, 6.00%, 11/15/30	900	922,286
Ginnie Mae Mortgage-Backed Securities, Class Z (a):
Series 2004-43, 4.50%, 6/16/44	4,213	3,513,605
Series 2004-45, 5.69%, 6/16/45	4,520	4,643,850

		9,079,741

Federal Deposit Insurance Corporation Guaranteed — 2.3%
Citibank NA, 1.75%, 12/28/12	1,555	1,559,421
General Electric Capital Corp.:
2.00%, 9/28/12	1,300	1,317,697
2.13%, 12/21/12 (c)	1,950	1,975,512

		4,852,630

Interest Only Collateralized Mortgage Obligations — 4.5%
Fannie Mae Mortgage-Backed Securities (a):
Series 2006-58, Class SI, 6.31%, 7/25/36	5,696	671,134
Series 2010-2, Class SG, 6.22%, 10/25/39	10,157	1,243,553
Freddie Mac Mortgage-Backed Securities, Series 3153, Class SI, 6.36%, 5/15/36 (a)	6,703	836,477
Ginnie Mae Mortgage-Backed Securities:
Series 2002-83, Class IO, 1.57%, 10/16/42 (a)	37,989	612,820
Series 2003-17, Class IO, 1.24%, 3/16/43 (a)	66,978	1,472,295
Series 2003-109, Class IO, 1.10%, 11/16/43 (a)	34,442	813,256
Portfolio Abbreviation

LIBOR	London InterBank Offered Rate

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 1

Schedule of Investments (continued)	BlackRock Government Income V.I. Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored	Par
Agency Securities	(000)	Value

Interest Only Collateralized Mortgage Obligations (concluded)
Ginnie Mae Mortgage-Backed Securities (concluded):
Series 2004-9, Class IO, 1.38%, 3/16/34 (a)	$19,118	$458,580
Series 2004-77, Class IO, 1.07%, 9/16/44 (a)	45,566	1,120,143
Series 2006-49, Class SA, 6.22%, 2/20/36 (a)	3,132	309,714
Series 2007-23, Class ST, 5.96%, 4/20/37 (a)	2,710	266,881
Series 2009-26, Class SC, 5.95%, 1/16/38 (a)	3,543	416,306
Series 2009-79, Class IC, 6.00%, 8/20/39	10,208	1,498,594

		9,719,753

Mortgaged-Backed Securities — 217.5%
Fannie Mae Mortgage-Backed Securities:
4.00%, 4/01/25 - 4/15/40 (d)	8,800	8,716,468
4.50%, 3/15/40 - 5/15/40 (d)	160,200	160,572,402
5.00%, 4/15/25 - 4/15/40 (d)	44,742	46,305,610
5.08%, 11/01/35 (a)	2,332	2,437,168
5.50%, 11/01/21 - 6/15/40 (c)(d)	90,484	95,432,135
6.00%, 4/01/35 - 5/15/40 (d)	37,915	40,368,118
6.50%, 4/15/40 - 5/15/40 (d)	35,500	38,385,625
8.00%, 1/01/31	2	2,807
Freddie Mac Mortgage-Backed Securities:
4.50%, 4/01/40 (d)	11,000	11,024,068
5.00%, 4/15/25 - 4/15/40 (d)	7,036	7,314,881
5.50%, 4/15/40 (d)	100	105,594
6.00%, 6/01/37 - 5/15/40 (d)	23,018	24,668,867
8.00%, 12/01/29 - 7/01/30 (e)	182	208,876
Ginnie Mae Mortgage-Backed Securities (d):
4.50%, 4/15/40	2,100	2,124,610
5.00%, 4/15/40 - 4/21/40	11,000	11,429,375
5.50%, 1/15/34 - 4/15/40	16,070	17,025,496

		466,122,100

Total U.S. Government Sponsored Agency Securities — 230.9%		494,912,855

U.S. Treasury Obligations
U.S. Treasury Bonds:
8.75%, 8/15/20 (c)(e)	750	1,060,079
8.13%, 8/15/21	2,985	4,095,981
8.00%, 11/15/21 (f)	16,700	22,753,750

	Par
U.S. Treasury Obligations	(000)	Value

U.S. Treasury Notes:
0.88%, 2/29/12	$10,840	$10,817,561
8.88%, 8/15/17	600	819,656
3.63%, 2/15/20 (f)	67,340	66,193,132
8.75%, 5/15/20 (e)	5,450	7,681,094

Total U.S. Treasury Obligations — 52.9%		113,421,253

Total Long-Term Investments (Cost — $623,348,473) — 290.4%		622,565,302

Short-Term Securities

Borrowed Bond Agreements — 0.4%
Barclays Capital Inc., 0.12%, 6/30/10	821	820,500

	Shares

Money Market Fund — 10.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.12% (g)(h)	23,014,101	23,014,101

Total Short-Term Securities (Cost — $23,834,601) — 11.1%		23,834,601

Options Purchased	Contracts

Exchange-Traded Put Options Purchased — 0.0%
Euro-Dollar Future, Strike Price USD 98.75, Expires 9/01/10	154		6,738

Over-the-Counter Call Swaptions Purchased — 0.2%
Receive a fixed rate of 1.12% and pay a floating rate based on 3-month LIBOR, Expires 4/26/10, Broker Morgan Stanley Capital Services, Inc.	14	(i)	7,344
Receive a fixed rate of 1.20% and pay a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker Citibank NA	20	(i)	66,229
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker Deutsche Bank AG	20	(i)	59,074
Receive a fixed rate of 2.91% and pay a floating rate based on 3-month LIBOR, Expires 1/31/11, Broker JPMorgan Chase Bank NA	10	(i)	150,987

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Government Income V.I. Fund (Percentages shown are based on Net Assets)

Options Purchased	Contracts		Value

Over-the-Counter Call Swaptions Purchased (concluded)
Receive a fixed rate of 4.19% and pay a floating rate based on 3-month LIBOR, Expires 3/04/11, Broker Deutsche Bank AG	3	(i)	$87,234

			370,868

Over-the-Counter Put Swaptions Purchased — 0.6%
Pay a fixed rate of 5.25% and receive a floating rate based on 3-month LIBOR, Expires 5/07/10, Broker JPMorgan Chase Bank NA	24	(i)	48
Pay a fixed rate of 1.92% and receive a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker Morgan Stanley Capital Services, Inc.	20	(i)	8,271
Pay a fixed rate of 1.95% and receive a floating rate based on 3-month LIBOR, Expires 9/18/10, Broker Citibank NA	20	(i)	8,075
Pay a fixed rate of 2.91% and receive a floating rate based on 3-month LIBOR, Expires 1/31/11, Broker JPMorgan Chase Bank NA	10	(i)	99,081
Pay a fixed rate of 4.19% and receive a floating rate based on 3-month LIBOR, Expires 3/04/11, Broker Deutsche Bank AG	3	(i)	116,739
Pay a fixed rate of 5.04% and receive a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker JPMorgan Chase Bank NA	19	(i)	933,641
Pay a fixed rate of 5.09% and receive a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker Credit Suisse International	3	(i)	138,620

			1,304,475

Total Options Purchased (Cost — $2,181,278) — 0.8%			1,682,081

Total Investments Before Borrowed Bonds, TBA Sales Commitments and Options Written Outstanding (Cost — $649,364,352*) — 302.3%			648,081,984

	Par
Borrowed Bonds	(000)	Value

U.S. Treasury Notes, 8.88%, 8/15/17	USD 600	$(819,656)

Total Borrowed Bonds (Proceeds — $819,750) — (0.4)%		(819,656)

TBA Sale Commitments (d)
Fannie Mae Mortgage-Backed Securities:
4.50%, 3/15/40 - 5/15/40	153,800	(154,136,514)
5.00%, 4/15/25 - 4/15/40	33,300	(34,381,078)
5.50%, 11/01/21 - 6/15/40	61,500	(64,815,219)
6.00%, 4/01/35 - 5/15/40	34,600	(36,751,705)
6.50%, 4/15/40 - 5/15/40	30,000	(32,512,500)
Freddie Mac Mortgage-Backed Securities:
5.00%, 4/15/25 - 4/15/40	7,000	(7,257,563)
6.00%, 6/01/37 - 5/15/40	12,000	(12,875,628)
Ginnie Mae Mortgage-Backed Securities, 5.50%, 1/15/34 - 4/15/40	16,000	(16,907,616)

Total TBA Sale Commitments (Proceeds — $360,330,684) — (167.7)%		(359,637,823)

Options Written	Contracts

Exchange-Traded Put Options Written — 0.0%
Euro-Dollar Future, Strike Price USD 98.25, Expires 9/01/10	154		(2,888)

Over-the-Counter Call Swaptions Written — (0.5)%
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, Expires 4/19/10, Broker Goldman Sachs Bank USA	3	(i)	(3,035)
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, Expires 5/07/10, Broker JPMorgan Chase Bank NA	2	(i)	(4,470)
Pay a fixed rate of 4.80% and receive a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker Citibank NA	4	(i)	(323,781)
Pay a fixed rate of 4.12% and receive a floating rate based on 3-month LIBOR, Expires 8/21/10, Broker Goldman Sachs Bank USA	2	(i)	(63,084)
Pay a fixed rate of 4.12% and receive a floating rate based on 3-month LIBOR, Expires 8/21/10, Broker Morgan Stanley Capital Services, Inc.	2	(i)	(59,968)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 3

Schedule of Investments (continued)	BlackRock Government Income V.I. Fund (Percentages shown are based on Net Assets)

Options Written	Contracts		Value

Over-the-Counter Call Swaptions Written (concluded)
Pay a fixed rate of 3.43% and receive a floating rate based on 3-month LIBOR, Expires 3/19/11, Broker JPMorgan Chase Bank NA	3	(i)	$(25,545)
Pay a fixed rate of 4.49% and receive a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG	3	(i)	(102,333)
Pay a fixed rate of 5.01% and receive a floating rate based on 3-month LIBOR, Expires 1/07/13, Broker Deutsche Bank AG	3	(i)	(190,437)
Pay a fixed rate of 4.90% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG	3	(i)	(152,787)
Pay a fixed rate of 4.89% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG	2	(i)	(91,548)

			(1,016,988)

Over-the-Counter Put Swaptions Written — (0.7)%
Receive a fixed rate of 3.90% and pay a floating rate based on 3-month LIBOR, Expires 4/19/10, Broker Goldman Sachs Bank USA	3	(i)	(12,520)
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month LIBOR, Expires 5/07/10, Broker JPMorgan Chase Bank NA	2	(i)	(6,653)
Receive a fixed rate of 4.80% and pay a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker Citibank NA	4	(i)	(2,976)
Receive a fixed rate of 4.12% and pay a floating rate based on 3-month LIBOR, Expires 8/21/10, Broker Goldman Sachs Bank USA	2	(i)	(44,191)
Receive a fixed rate of 4.12% and pay a floating rate based on 3-month LIBOR, Expires 8/21/10, Broker Morgan Stanley Capital Services, Inc.	2	(i)	(43,072)

Options Written	Contracts		Value

Over-the-Counter Put Swaptions Written (concluded)
Receive a fixed rate of 3.43% and pay a floating rate based on 3-month LIBOR, Expires 3/19/11, Broker JPMorgan Chase Bank NA	3	(i)	$(248,568)
Receive a fixed rate of 4.49% and pay a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG	3	(i)	(132,252)
Receive a fixed rate of 6.04% and pay a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker JPMorgan Chase Bank NA	19	(i)	(464,284)
Receive a fixed rate of 6.09% and pay a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker Credit Suisse International	3	(i)	(69,179)
Receive a fixed rate of 5.01% and pay a floating rate based on 3-month LIBOR, Expires 1/07/13, Broker Deutsche Bank AG	3	(i)	(182,087)
Receive a fixed rate of 4.90% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG	3	(i)	(179,913)
Receive a fixed rate of 4.89% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG	2	(i)	(144,620)

			(1,530,315)

Total Options Written (Premiums Received — $3,457,855) — (1.2)%			(2,550,191)

Total Investments, Net of Borrowed Bonds, TBA Sales Commitments and Options Written Outstanding — 133.0%			285,074,314
Liabilities in Excess of Other Assets — (33.0)%			(70,702,757)

Net Assets — 100.0%			$214,371,557

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$649,364,352

Gross unrealized appreciation	$3,752,796
Gross unrealized depreciation	(5,035,164)

Net unrealized depreciation	$(1,282,368)

(a)	Variable rate security. Rate shown is as of report date.

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Government Income V.I. Fund

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of security has been pledged as collateral in connection with swaps.

(d)	Represents or includes a to-be-announced (“TBA”) transaction. Net unsettled TBA transactions as of report date were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)

BNP Paribas	$28,788,820	$(131,658)
Banc of America Securities	$(66,530)	$36,053
Citigroup Global Markets, Inc.	$(13,828,319)	$(100,182)
Credit Suisse Securities LLC	$(20,699,696)	$170,436
Deutsche Bank Securities, Inc.	$(3,492,195)	$(26,466)
Goldman Sachs & Co.	$36,171,741	$(240,331)
Greenwich Financial Services	$(4,215,624)	$(8,124)
JPMorgan Securities, Inc.	$30,752,818	$(100,557)
Morgan Stanley & Co.	$(28,149,366)	$78,767
Nomura Securities International, Inc.	$(8,733,738)	$(184,972)
UBS Securities	$(5,570,435)	$12,659
Wells Fargo Bank NA	$3,164,064	$(6,561))

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$21,390,622	$2,614

(h)	Represents the current yield as of report date.

(i)	One contract represents a notional amount of $1 million.

•	Financial futures contracts purchased as of March 31, 2010 were as follows:

		Expiration	Notional	Unrealized
Contracts	Issue	Date	Value	Depreciation

288	10-Year U.S. Treasury Bond	June 2010	$33,624,909	$(144,909)
30	30-Year U.S. Treasury Bond	June 2010	$3,655,815	(56,752)

Total				$(201,661)

•	Financial futures contracts sold as of March 31, 2010 were as follows:

				Unrealized
		Expiration	Notional	Appreciation
Contracts	Issue	Date	Value	(Depreciation)

434	2-Year U.S. Treasury Bond	June 2010	$94,194,267	$36,610
105	5-Year U.S. Treasury Bond	June 2010	$12,127,875	69,281
30	30-Year U.S. Treasury Bond	June 2010	$3,520,617	36,867
23	Euro Dollar future	June 2010	$5,727,280	(1,445)
23	Euro Dollar future	September 2010	$5,714,630	(4,608)
23	Euro Dollar future	December 2010	$5,696,167	(6,108)
18	Euro Dollar future	March 2011	$4,444,306	(4,127)
17	Euro Dollar future	June 2011	$4,179,785	(2,595)
17	Euro Dollar future	September 2011	$4,164,523	(3,877)
17	Euro Dollar future	December 2011	$4,149,961	(3,352)
3	Euro Dollar future	March 2012	$731,129	516

Total				$117,162

•	Interest rate swaps outstanding as of March 31, 2010 were as follows:

				Notional	Unrealized
Fixed	Floating			Amount	Appreciation
Rate	Rate	Counterparty	Expiration	(000)	(Depreciation)

1.62% (b)	3-month LIBOR	JPMorgan Chase Bank NA	June 2011	$5,500	$(63,647)
1.31% (a)	3-month LIBOR	Deutsche Bank AG	October 2011	$25,000	165,050
1.12% (b)	3-month LIBOR	BNP Paribas	January 2012	$16,500	(22,362)
1.14% (a)	3-month LIBOR	BNP Paribas	February 2012	$8,400	10,360
1.10% (a)	3-month LIBOR	Goldman Sachs International	March 2012	$10,800	(9,905)
1.14% (b)	3-month LIBOR	Credit Suisse International	March 2012	$20,000	3,078
3.11% (a)	3-month LIBOR	JPMorgan Chase Bank NA	June 2014	$4,800	139,328

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 5

Schedule of Investments (continued)	BlackRock Government Income V.I. Fund

				Notional	Unrealized
Fixed Rate	Floating Rate	Counterparty	Expiration	Amount (000)	Appreciation (Depreciation)

3.16% (a)	3-month LIBOR	Deutsche Bank AG	June 2014	$3,300	$102,034
2.91% (a)	3-month LIBOR	JPMorgan Chase Bank NA	July 2014	$15,300	310,468
2.90% (b)	3-month LIBOR	Credit Suisse International	August 2014	$6,800	(124,620)
3.05% (b)	3-month LIBOR	Credit Suisse International	August 2014	$13,000	(325,608)
2.79% (b)	3-month LIBOR	JPMorgan Chase Bank NA	November 2014	$1,415	(13,259)
2.60% (a)	3-month LIBOR	JPMorgan Chase Bank NA	December 2014	$11,000	1,046
2.69% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2015	$5,300	3,610
2.72% (b)	3-month LIBOR	JPMorgan Chase Bank NA	April 2015	$4,100	—
2.73% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2015	$3,900	(2,489)
3.80% (a)	3-month LIBOR	Deutsche Bank AG	June 2019	$4,000	32,845
3.90% (a)	3-month LIBOR	JPMorgan Chase Bank NA	July 2019	$21,000	320,616
3.68% (a)	3-month LIBOR	Deutsche Bank AG	August 2019	$6,100	(20,522)
3.50% (a)	3-month LIBOR	Citibank NA	September 2019	$2,800	(53,237)
3.43% (b)	3-month LIBOR	Deutsche Bank AG	October 2019	$1,400	35,789
4.80% (b)	3-month LIBOR	Deutsche Bank AG	October 2019	$33,000	(1,462,921)
3.50% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2019	$800	17,197
3.40% (b)	3-month LIBOR	Deutsche Bank AG	December 2019	$2,300	69,692
3.50% (a)	3-month LIBOR	Deutsche Bank AG	December 2019	$900	(20,179)
3.89% (a)	3-month LIBOR	BNP Paribas	January 2020	$2,100	19,131
3.89% (a)	3-month LIBOR	Credit Suisse International	January 2020	$3,100	28,364
3.93% (a)	3-month LIBOR	BNP Paribas	January 2020	$2,600	33,176

				Notional	Unrealized
Fixed Rate	Floating Rate	Counterparty	Expiration	Amount (000)	Appreciation (Depreciation)

3.71% (b)	3-month LIBOR	Deutsche Bank AG	February 2020	$10,000	$71,013
3.75% (a)	3-month LIBOR	Citibank NA	February 2020	$5,000	(17,693)
3.78% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	$2,000	1,229
3.66% (b)	3-month LIBOR	Goldman Sachs International	March 2020	$3,900	47,514
3.68% (a)	3-month LIBOR	BNP Paribas	March 2020	$3,200	(30,858)
3.68% (b)	3-month LIBOR	Deutsche Bank AG	March 2020	$1,200	12,431
3.70% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	$2,700	23,383
3.71% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	$2,900	23,142
3.77% (a)	3-month LIBOR	Citibank NA	March 2020	$2,800	(8,095)
3.75% (b)	3-month LIBOR	Deutsche Bank AG	March 2020	$1,400	7,308
3.83% (b)	3-month LIBOR	JPMorgan Chase Bank NA	March 2020	$1,200	(2,079)
4.35% (b)	3-month LIBOR	JPMorgan Chase Bank NA	July 2039	$2,000	48,711
4.52% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2040	$1,100	2,012

Total					$(648,947)

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.
•	Reverse repurchase agreements outstanding as of March 31, 2010 were as follows:

Counter -party	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Credit Suisse Securities (USA) LLC	0.19%	1/26/10	6/30/10	$4,476,784	$4,473,125
RBS Securities, Inc.	0.14%	1/26/10	3/31/10	3,838,705	3,837,750

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Government Income V.I. Fund

Counter -party	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Amount

Credit Suisse Securities (USA) LLC	0.14%	3/19/10	3/31/10	23,548,099	$23,547,000
Barclays Capital, Inc.	(0.12)%	3/30/10	4/01/10	39,734,768	39,734,900

Total				$71,598,365	$71,592,775

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following tables summarize the inputs used as of March 31, 2010 in determining the fair value of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long Term Investments[1]	—	$622,565,302	—	$622,565,302
Short-Term Securities	$23,014,101	820,500	—	23,834,601
Liabilities:
Investments in Securities:
Borrowed Bonds	—	(819,656)	—	(819,656))
TBA Sale Commitments	—	(359,637,823)	—	(359,637,823)

Total	$23,014,101	$262,928,323	—	$285,942,424

[1]	See above Schedule of Investments for values in each security type.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 7

Schedule of Investments (concluded)	BlackRock Government Income V.I. Fund
Derivative Financial Instruments2

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Interest rate contracts	$150,012	$3,203,870	—	$3,353,882
Liabilities:
Interest rate contracts	(230,661)	(4,724,777)	—	(4,955,438)

Total	$(80,649)	$(1,520,907)	—	$(1,601,556)

[2]	Derivative financial instruments are swaps, financial futures contracts, options purchased and options written. Financial futures contracts and swaps are valued at the unrealized appreciation/ depreciation on the instrument and options purchased and options written are shown at value.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 8

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock High Income V.I. Fund
(Percentages shown are based on Net Assets)

	Shares	Value

Common Stocks (a)
Auto Components — 0.1%
Lear Corp.	1,758	$139,497

Construction Materials — 0.0%
Nortek, Inc.	500	20,000

Electrical Equipment — 0.0%
Medis Technologies Ltd.	33,870	2,405

Paper & Forest Products — 0.2%
Ainsworth Lumber Co. Ltd.	53,062	130,611
Ainsworth Lumber Co. Ltd. (b)	59,550	146,581

		277,192

Wireless Telecommunication Services — 0.2%
FiberTower Corp.	59,958	278,805

Total Common Stocks — 0.6%		717,899

		Par
		(000)

Corporate Bonds
Airlines — 1.1%
Continental Airlines, Inc., Series 2001-1-C, 7.03%, 12/15/12	USD	651	657,044
Delta Air Lines, Inc., Series B, 9.75%, 12/17/16		320	329,600
United Air Lines, Inc., 12.75%, 7/15/12		300	329,625

			1,316,269

Auto Components — 1.3%
Delphi International Holdings Unsecured, 12.00%, 10/06/14		2	1,938
The Goodyear Tire & Rubber Co., 8.63%, 12/01/11		338	351,520
Icahn Enterprises LP (b):
4.00%, 8/15/13 (c)(d)		155	137,175
8.00%, 1/15/18		1,100	1,060,125

			1,550,758

Biotechnology — 0.3%
QHP Pharma, 10.25%, 3/15/15 (b)		345	348,596

Building Products — 1.2%
Associated Materials LLC, 9.88%, 11/15/16		220	237,600
Building Materials Corp. of America, 7.00%, 2/15/20 (b)		190	192,375
CPG International I, Inc., 10.50%, 7/01/13		600	601,500
Goodman Global Group, Inc., 12.88%, 12/15/14 (b)(e)		145	84,825
Ply Gem Industries, Inc., 11.75%, 6/15/13		350	369,250

			1,485,550

Capital Markets — 0.2%
E*Trade Financial Corp. (c)(e):
3.33%, 8/31/19 (b)		172	274,555
Series A, 4.05%, 8/31/19		3	4,789

			279,344

Chemicals — 3.9%
American Pacific Corp., 9.00%, 2/01/15		435	431,194
Georgia Gulf Corp., 9.00%, 1/15/17 (b)		115	120,319
Hexion Finance Escrow LLC, 8.88%, 2/01/18 (b)		400	394,000
Hexion U.S. Finance Corp., 9.75%, 11/15/14		325	331,500
Huntsman International LLC (b):
5.50%, 6/30/16		380	344,850
8.63%, 3/15/20		190	190,950
Innophos, Inc., 8.88%, 8/15/14		510	525,300
Koppers, Inc., 7.88%, 12/01/19 (b)		215	221,450
LBI Escrow Corp., 8.00%, 11/01/17 (b)(f)		1,060	1,099,750
MacDermid, Inc., 9.50%, 4/15/17 (b)		445	457,237
Nalco Co., 8.25%, 5/15/17 (b)		265	281,562
Nova Chemicals Corp., 8.63%, 11/01/19 (b)		370	381,100

			4,779,212

Commercial Services & Supplies — 2.6%
ARAMARK Corp., 3.75%, 2/01/15 (d)		365	339,450
Corrections Corp. of America, 6.75%, 1/31/14		325	331,094
DI Finance, Series B, 9.50%, 2/15/13		166	168,075
International Lease Finance Corp., 8.63%, 9/15/15 (b)		500	511,128
Mobile Services Group, Inc., 9.75%, 8/01/14		450	465,750
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		385	408,100
Scientific Games International, Inc., 9.25%, 6/15/19		5	5,288
West Corp.:
9.50%, 10/15/14		475	488,062
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar
USD	US Dollar

| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010 1

Schedule of Investments (continued)	BlackRock High Income V.I. Fund
(Percentages shown are based on Net Assets)

		Par
		(000)	Value

Corporate Bonds
Commercial Services & Supplies (concluded)
West Corp. (concluded):
11.00%, 10/15/16	USD	475	$503,500

			3,220,447

Construction Materials — 0.6%
Nortek, Inc., 11.00%, 12/01/13		502	538,633
Texas Industries, Inc., 7.25%, 7/15/13		150	147,375

			686,008

Consumer Finance — 1.3%
Credit Acceptance Corp., 9.13%, 2/01/17 (b)		340	349,350
Ford Motor Credit Co. LLC, 8.00%, 12/15/16		1,200	1,264,348

			1,613,698

Containers & Packaging — 4.9%
Ball Corp.:
7.38%, 9/01/19		235	247,631
6.75%, 9/15/20		235	239,113
Berry Plastics Corp.:
8.88%, 9/15/14		240	234,300
8.25%, 11/15/15		345	347,156
Cascades, Inc., 7.75%, 12/15/17 (b)		265	266,988
Crown Americas LLC, 7.63%, 5/15/17 (b)		550	573,375
Graphic Packaging International, Inc., 9.50%, 6/15/17		545	581,787
Greif, Inc., 7.75%, 8/01/19		135	140,400
Impress Holdings BV, 3.38%, 9/15/13 (b)(d)		1,180	1,138,700
Owens-Brockway Glass Container, Inc.:
8.25%, 5/15/13		125	126,563
7.38%, 5/15/16		290	304,500
Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)		320	238,800
Pregis Corp., 12.38%, 10/15/13		680	690,200
Rock-Tenn Co., 5.63%, 3/15/13		230	236,325
Sealed Air Corp., 7.88%, 6/15/17 (b)		365	396,326
Solo Cup Co., 10.50%, 11/01/13		340	358,700

			6,120,864

Diversified Financial Services — 7.3%
CIT Group Funding Co. of Delaware LLC:
10.25%, 5/01/16		134	139,124
10.25%, 5/01/17		44	45,733
CIT Group, Inc.:
7.00%, 5/01/16		637	587,572
7.00%, 5/01/17		2,972	2,741,400
GMAC, Inc.:
6.88%, 9/15/11		1,200	1,219,500
6.00%, 12/15/11		300	300,750
6.88%, 8/28/12		80	81,100
2.45%, 12/01/14 (d)		141	124,154
6.75%, 12/01/14		410	407,950
8.30%, 2/12/15 (b)		750	787,500
8.00%, 3/15/20 (b)		240	246,000
8.00%, 11/01/31		520	496,600
Leucadia National Corp., 8.13%, 9/15/15		850	880,812
Reynolds Group DL Escrow, Inc., 7.75%, 10/15/16 (b)		705	724,387
Southern Star Central Corp., 6.75%, 3/01/16 (b)		240	242,700

			9,025,282

Diversified Telecommunication Services — 3.6%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		425	413,312
ITC Deltacom, Inc., 10.50%, 4/01/16 (b)(f)		260	259,025
Level 3 Financing, Inc., 10.00%, 2/01/18 (b)		100	95,500
New Communications Holdings, Inc. (b)(f):
7.88%, 4/15/15		200	205,500
8.25%, 4/15/17		190	193,325
8.50%, 4/15/20		190	191,425
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		85	91,163
Qwest Communications International, Inc.:
7.50%, 2/15/14		155	157,713
8.00%, 10/01/15 (b)		300	319,500
Series B, 7.50%, 2/15/14		1,055	1,073,462
Qwest Corp., 8.38%, 5/01/16		510	573,750
TW Telecom Holdings, Inc., 8.00%, 3/01/18 (b)		130	132,925
Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)		415	448,200
Windstream Corp.:
8.13%, 8/01/13		110	115,225
7.88%, 11/01/17		190	187,150

			4,457,175

Electric Utilities — 1.4%
Elwood Energy LLC, 8.16%, 7/05/26		142	134,419
FPL Energy National Wind Portfolio, LLC, 6.13%, 3/25/19 (b)		314	301,703
Homer City Funding LLC, 8.14%, 10/01/19		135	132,349
IPALCO Enterprises, Inc.:
8.63%, 11/14/11		200	213,000
7.25%, 4/01/16 (b)		200	207,500

2	| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010

Schedule of Investments (continued)	BlackRock High Income V.I. Fund
(Percentages shown are based on Net Assets)

		Par
		(000)	Value

Corporate Bonds
Electric Utilities (concluded)
NSG Holdings LLC, 7.75%, 12/15/25 (b)	USD	880	$792,000

			1,780,971

Energy Equipment & Services — 1.9%
Cie Generale de Geophysique-Veritas, 9.50%, 5/15/16		100	107,000
Compagnie Generale de Geophysique-Veritas, 7.75%, 5/15/17		695	695,000
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (b)		970	979,700
North American Energy Alliance LLC, 10.88%, 6/01/16 (b)		280	298,200
North American Energy Partners, Inc., 8.75%, 12/01/11		170	170,000
Parker Drilling Co., 9.13%, 4/01/18 (b)		100	102,375

			2,352,275

Food & Staples Retailing — 0.5%
Duane Reade, Inc., 11.75%, 8/01/15		90	113,963
Rite Aid Corp.:
9.75%, 6/12/16		220	236,500
10.25%, 10/15/19		260	277,550

			628,013

Food Products — 0.6%
B&G Foods, Inc., 7.63%, 1/15/18		110	112,063
Reddy Ice Corp., 11.25%, 3/15/15 (b)		220	231,000
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)		340	379,100
TreeHouse Foods, Inc., 7.75%, 3/01/18		80	83,000

			805,163

Health Care Equipment & Supplies — 1.1%
DJO Finance LLC:
10.88%, 11/15/14		475	515,969
10.88%, 11/15/14 (b)		300	325,875
Hologic, Inc., 2.00%, 12/15/37 (c)(g)		530	474,350

			1,316,194

Health Care Providers & Services — 2.7%
Community Health Systems, Inc., Series WI, 8.88%, 7/15/15		590	610,650
HCA, Inc., 7.25%, 9/15/20 (b)		825	836,344
LifePoint Hospitals, Inc., 3.50%, 5/15/14 (c)		55	54,863
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		575	619,562
10.00%, 5/01/18		235	263,200
8.88%, 7/01/19		375	405,937
Vanguard Health Holding Co. II LLC, 8.00%, 2/01/18 (b)		350	340,375
Viant Holdings, Inc., 10.13%, 7/15/17 (b)		251	250,373

			3,381,304

Health Care Technology — 0.8%
IMS Health, Inc., 12.50%, 3/01/18 (b)		890	1,035,738

Hotels, Restaurants & Leisure — 0.7%
Greektown Holdings, LLC, 10.75%, 12/01/13 (a)(b)(h)		251	22,590
HRP Myrtle Beach Operations LLC, 0.00%, 4/01/12 (a)(b)		750	75
Scientific Games Corp., 0.75%, 12/01/24 (c)(i)		180	171,225
Travelport LLC:
4.88%, 9/01/14 (d)		150	147,000
9.88%, 9/01/14		110	114,950
Tropicana Entertainment LLC, Series WI, 9.63%, 12/15/14 (a)(h)		95	83
Virgin River Casino Corp., 9.00%, 1/15/12 (a)(h)		300	150,000
Waterford Gaming LLC, 8.63%, 9/15/14 (b)		406	221,270

			827,193

Household Durables — 1.4%
Ashton Woods USA LLC, 15.78%, 6/30/15 (b)(i)		497	198,640
Beazer Homes USA, Inc.:
6.88%, 7/15/15		185	162,800
12.00%, 10/15/17		320	364,800
KB Home:
6.38%, 8/15/11		18	18,405
9.10%, 9/15/17		120	126,600
Pulte Homes, Inc., 6.38%, 5/15/33		30	24,000
Standard Pacific Corp.:
6.25%, 4/01/14		60	55,350
7.00%, 8/15/15		75	69,375
10.75%, 9/15/16		670	712,712

			1,732,682

IT Services — 1.1%
Alliance Data Systems Corp., 1.75%, 8/01/13 (c)		830	843,487
First Data Corp.:
9.88%, 9/24/15		40	34,500
9.88%, 9/24/15		235	200,338
11.25%, 3/31/16		355	284,000

			1,362,325

Independent Power Producers & Energy Traders — 5.1%
AES Eastern Energy LP:
Series 99-B, 9.67%, 1/02/29		330	357,638
Series 1999-A, 9.00%, 1/02/17		1,209	1,245,348
AES Gener SA, 7.50%, 3/25/14		500	544,490

| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010 3

Schedule of Investments (continued)	BlackRock High Income V.I. Fund
(Percentages shown are based on Net Assets)

		Par
		(000)	Value

Corporate Bonds
Independent Power Producers & Energy Traders (concluded)
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)	USD	690	$705,525
Dynegy Holdings, Inc., 8.38%, 5/01/16		135	112,050
Energy Future Holdings Corp.:
10.88%, 11/01/17		470	348,975
11.25%, 11/01/17 (j)		740	508,551
10.00%, 1/15/20 (b)		790	823,575
NRG Energy, Inc.:
7.25%, 2/01/14		995	1,002,462
7.38%, 2/01/16		15	14,888
8.50%, 6/15/19		585	592,312

			6,255,814

Industrial Conglomerates — 1.7%
Sequa Corp. (b):
11.75%, 12/01/15		690	690,000
13.50%, 12/01/15 (j)		1,403	1,445,531

			2,135,531

Insurance — 0.2%
USI Holdings Corp., 4.13%, 11/15/14 (b)(d)		220	187,550

Leisure Equipment & Products — 0.3%
Brunswick Corp., 11.25%, 11/01/16 (b)		205	233,187
Easton-Bell Sports, Inc., 9.75%, 12/01/16 (b)		145	152,613
True Temper Sports, Inc., 8.38%, 9/15/11 (a)(h)		975	98

			385,898

Machinery — 1.8%
ESCO Corp., 8.63%, 12/15/13 (b)		410	412,050
Navistar International Corp.:
3.00%, 10/15/14 (c)		390	434,850
9.38%, 10/15/14		60	66,900
8.25%, 11/01/21		500	510,000
Oshkosh Corp., 8.25%, 3/01/17 (b)		160	165,200
RBS Global, Inc., 8.88%, 9/01/16		175	161,437
Titan International, Inc.:
8.00%, 1/15/12		310	310,000
5.63%, 1/15/17 (b)(c)		120	131,400

			2,191,837

Marine — 0.9%
Horizon Lines, Inc., 4.25%, 8/15/12 (c)		795	696,619
Navios Maritime Holdings, Inc., 8.88%, 11/01/17 (b)		260	269,100
Trico Shipping AS, 11.88%, 11/01/14 (b)		170	162,350

			1,128,069

Media — 9.5%
Affinion Group, Inc., 10.13%, 10/15/13		1,235	1,265,875
CCH II LLC, 13.50%, 11/30/16		319	383,234
CCO Holdings LLC, 8.75%, 11/15/13		540	553,500
CMP Susquehanna Corp., 3.20%, 5/15/14 (b)(d)		60	1,200
Cablevision Systems Corp., Series B, 8.00%, 4/15/12		420	448,875
Charter Communications Operating, LLC (b):
10.38%, 4/30/14		30	30,825
10.88%, 9/15/14		80	89,500
Clear Channel Worldwide Holdings, Inc. (b):
9.25%, 12/15/17		423	439,391
9.25%, 12/15/17		1,394	1,456,730
DISH DBS Corp., 7.00%, 10/01/13		515	535,600
Gannett Co. Inc., 8.75%, 11/15/14 (b)		155	165,269
Harland Clarke Holdings Corp.:
6.00%, 5/15/15 (d)		140	115,150
9.50%, 5/15/15		160	150,000
Intelsat Corp.:
9.25%, 8/15/14		140	143,500
9.25%, 6/15/16		610	638,975
Intelsat Subsidiary Holding Co. Ltd.:
8.88%, 1/15/15		80	82,600
8.88%, 1/15/15 (b)		160	164,400
Liberty Global, Inc., 4.50%, 11/15/16 (b)(c)		230	295,550
McClatchy Co., 11.50%, 2/15/17 (b)		250	255,313
NTL Cable Plc, 8.75%, 4/15/14		15	15,356
Network Communications, Inc., 10.75%, 12/01/13		50	25,750
Nielsen Finance LLC:
10.00%, 8/01/14		1,035	1,084,163
17.71%, 8/01/16 (i)		40	38,000
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(c)(h)		599	569,327
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		1,315	1,262,400
UPC Germany GmbH, 8.13%, 12/01/17 (b)		1,300	1,340,625
UPC Holding BV, 9.88%, 4/15/18 (b)		200	210,000

			11,761,108

Metals & Mining — 4.6%
Aleris International, Inc. (a)(h):
9.00%, 12/15/14		410	41
10.00%, 12/15/16		375	1,688
Arch Western Finance LLC, 6.75%, 7/01/13		235	235,881
Drummond Co., Inc.:
9.00%, 10/15/14 (b)		400	412,000
7.38%, 2/15/16		410	399,750

4	| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010

Schedule of Investments (continued)	BlackRock High Income V.I. Fund
(Percentages shown are based on Net Assets)

		Par
		(000)	Value

Corporate Bonds
Metals & Mining (concluded)
FMG Finance Property Ltd. (b):
10.00%, 9/01/13	USD	55	$59,194
10.63%, 9/01/16		485	558,962
GoldCorp., Inc., 2.00%, 8/01/14 (b)(c)		95	105,688
McJunkin Red Man Corp., 9.50%, 12/15/16 (b)		565	577,006
Murray Energy Corp., 10.25%, 10/15/15 (b)		295	302,375
Novelis, Inc., 7.25%, 2/15/15		765	738,225
Ryerson, Inc.:
7.62%, 11/01/14 (d)		200	186,000
12.00%, 11/01/15		40	42,000
Steel Dynamics, Inc., 7.38%, 11/01/12		775	806,000
Teck Resources Ltd.:
10.25%, 5/15/16		165	196,350
10.75%, 5/15/19		370	453,250
United States Steel Corp., 7.38%, 4/01/20		250	250,625
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		335	370,175

			5,695,210

Multi-Utilities — 0.2%
CMS Energy Corp., 8.75%, 6/15/19		170	191,945

Multiline Retail — 1.1%
Dollar General Corp.:
10.63%, 7/15/15		105	115,238
11.88%, 7/15/17 (j)		1,085	1,261,312

			1,376,550

Oil, Gas & Consumable Fuels — 10.1%
Arch Coal, Inc., 8.75%, 8/01/16 (b)		130	137,475
Atlas Energy Operating Co. LLC:
12.13%, 8/01/17		245	280,525
10.75%, 2/01/18		110	121,000
Bill Barrett Corp., 9.88%, 7/15/16		130	140,075
Chesapeake Energy Corp.:
6.38%, 6/15/15		65	63,863
2.25%, 12/15/38 (c)		400	291,000
Cimarex Energy Co., 7.13%, 5/01/17		420	428,400
Coffeyville Resources LLC, 9.00%, 4/01/15 (b)(f)		140	142,450
Concho Resources, Inc., 8.63%, 10/01/17		160	169,600
Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)		605	615,587
Consol Energy, Inc., 8.25%, 4/01/20 (b)(f)		1,020	1,048,050
Crosstex Energy LP, 8.88%, 2/15/18 (b)		500	515,625
Denbury Resources, Inc.:
7.50%, 12/15/15		250	255,000
9.75%, 3/01/16		320	352,000
8.25%, 2/15/20		450	477,000
El Paso Corp.:
8.25%, 2/15/16		345	368,287
7.00%, 6/15/17		600	612,353
Forest Oil Corp.:
8.50%, 2/15/14		130	137,150
7.25%, 6/15/19		95	95,475
HilCorp. Energy I LP/HilCorp. Finance Co., 8.00%, 2/15/20 (b)		185	179,450
Linn Energy LLC/Linn Energy Finance Corp., 8.63%, 4/15/20 (b)(f)		350	350,437
Massey Energy Co.:
6.88%, 12/15/13		105	106,444
3.25%, 8/01/15 (c)		250	242,500
Newfield Exploration Co., 6.63%, 4/15/16		180	183,150
Niska Gas Storage US LLC, 8.88%, 3/15/18 (b)		770	787,325
OPTI Canada, Inc., 9.00%, 12/15/12 (b)		690	710,700
Penn Virginia Corp., 10.38%, 6/15/16		50	54,250
Petrohawk Energy Corp.:
10.50%, 8/01/14		345	380,794
7.88%, 6/01/15		225	229,219
Range Resources Corp.:
6.38%, 3/15/15		750	753,750
8.00%, 5/15/19		200	213,500
Roseton-Danskammer 2001, Series B, 7.67%, 11/08/16		575	558,831
Sabine Pass LNG LP, 7.50%, 11/30/16		165	145,613
Sandridge Energy, Inc., 9.88%, 5/15/16 (b)		185	190,088
Southwestern Energy Co., 7.50%, 2/01/18		205	222,425
Swift Energy Co., 7.13%, 6/01/17		305	289,750
Teekay Corp., 8.50%, 1/15/20		330	344,850
Whiting Petroleum Corp., 7.25%, 5/01/13		300	303,750

			12,497,741

Paper & Forest Products — 3.5%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(j)		469	373,059
Boise Cascade LLC, 7.13%, 10/15/14		195	180,375
Boise Paper Holdings LLC (b):
9.00%, 11/01/17		170	178,500
8.00%, 4/01/20		75	75,000
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		215	238,650
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		345	376,050

| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010 5

Schedule of Investments (continued)	BlackRock High Income V.I. Fund
(Percentages shown are based on Net Assets)

		Par
		(000)	Value

Corporate Bonds
Paper & Forest Products (concluded)
Glatfelter, 7.13%, 5/01/16 (b)	USD	105	$103,162
NewPage Corp.:
10.00%, 5/01/12		585	405,844
11.38%, 12/31/14		2,070	2,059,650
Verso Paper Holdings LLC:
11.50%, 7/01/14 (b)		185	199,800
Series B, 4.00%, 8/01/14 (d)		185	157,712

			4,347,802

Pharmaceuticals — 1.0%
Angiotech Pharmaceuticals, Inc., 4.00%, 12/01/13 (d)		525	427,875
Elan Finance Plc, 8.88%, 12/01/13		75	77,250
Novasep Holding SAS, 9.75%, 12/15/16 (b)		732	698,957

			1,204,082

Real Estate Management & Development — 0.5%
Forest City Enterprises, Inc., 7.63%, 6/01/15		650	604,500

Road & Rail — 0.2%
Avis Budget Car Rental LLC, 9.63%, 3/15/18 (b)		250	261,250

Semiconductors & Semiconductor Equipment — 0.8%
Advanced Micro Devices, Inc., 8.13%, 12/15/17 (b)		260	267,800
STATS ChipPAC Ltd.:
7.50%, 7/19/10		85	85,744
6.75%, 11/15/11		190	188,337
Spansion, Inc., 3.79%, 6/01/13 (a)(b)(h)		480	482,400

			1,024,281

Software — 0.0%
BMS Holdings, Inc., 7.89%, 2/15/12 (b)(j)		247	4,939

Specialty Retail — 1.9%
Asbury Automotive Group, Inc., 8.00%, 3/15/14		850	852,125
General Nutrition Centers, Inc., 10.75%, 3/15/15		150	153,000
Group 1 Automotive, Inc., 2.25%, 6/15/36 (c)(g)		300	247,875
Sonic Automotive, Inc., 9.00%, 3/15/18 (b)		180	184,500
United Auto Group, Inc., 7.75%, 12/15/16		885	851,812

			2,289,312

Textiles, Apparel & Luxury Goods — 0.2%
Levi Strauss & Co., 8.88%, 4/01/16		290	303,050

Tobacco — 0.6%
Vector Group Ltd., 11.00%, 8/15/15		700	735,000

Wireless Telecommunication Services — 5.7%
Cricket Communications, Inc.:
9.38%, 11/01/14		30	30,525
10.00%, 7/15/15		690	717,600
7.75%, 5/15/16		340	352,750
Digicel Group Ltd. (b):
8.88%, 1/15/15		445	437,213
9.13%, 1/15/15 (j)		693	680,872
8.25%, 9/01/17		100	99,000
10.50%, 4/15/18		200	207,500
FiberTower Corp., 9.00%, 1/01/16 (b)		223	183,618
iPCS, Inc., 2.37%, 5/01/13 (d)		795	735,375
MetroPCS Wireless, Inc.:
9.25%, 11/01/14		30	30,525
9.25%, 11/01/14		1,330	1,359,925
NII Holdings, Inc., 2.75%, 8/15/25 (c)		120	121,800
Nextel Communications, Inc.:
Series D, 7.38%, 8/01/15		170	161,500
Series E, 6.88%, 10/31/13		770	750,750
Series F, 5.95%, 3/15/14		150	139,875
SBA Telecommunications, Inc., 8.00%, 8/15/16 (b)		240	252,600
Sprint Capital Corp., 6.88%, 11/15/28		1,020	821,100

			7,082,528

Total Corporate Bonds — 90.4%			111,769,058

Floating Rate Loan Interests (d)

Auto Components — 0.5%
Allison Transmission, Inc., Term Loan, 2.98% — 3.01%, 8/07/14		485	460,754
Dana Holding Corp., Term Advance, 4.48% — 4.55%, 1/30/15		180	176,944

			637,698

Automobiles — 1.0%
Ford Motor Co., Tranche B-1 Term Loan:
3.23% — 3.26%, 12/15/13		1,187	1,144,299
3.26%, 12/15/13		49	46,508

			1,190,807

Chemicals — 0.5%
CF Industries Bridge Loan, 10.00%, 10/10/15		660	660,000

Consumer Finance — 0.3%
DaimlerChrysler Financial Services Americas LLC, Term Loan (First Lien), 4.23%, 8/03/12		359	357,071

6	| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010

Schedule of Investments (continued)	BlackRock High Income V.I. Fund
(Percentages shown are based on Net Assets)

		Par
		(000)	Value

Floating Rate Loan Interests (d)
Food & Staples Retailing — 0.4%
Rite Aid Corp., Tranche 4 Term Loan, 9.50%, 6/10/15	USD	450	$469,875

Health Care Providers & Services — 0.4%
HCA Inc., Tranche A-1 Term Loan, 1.79%, 11/16/12		312	302,742
Harden Healthcare LLC, Tranche A Term Loan, 8.50%, 2/22/15		165	161,700

			464,442

Hotels, Restaurants & Leisure — 1.1%
Travelport LLC (fka Travelport Inc.), Loan, 8.25%, 3/27/12		1,404	1,319,575

Independent Power Producers & Energy Traders — 1.0%
Dynegy Holdings Inc.:
Term Letter of Credit Facility Term Loan, 4.00%, 4/02/13		189	185,272
Tranche B Term Loan, 4.00%, 4/02/13		11	10,934
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.73% — 3.79%, 10/10/14		118	96,334
Initial Tranche B-3 Term Loan, 3.73% — 3.79%, 10/10/14		1,190	964,470

			1,257,010

Media — 0.4%
Newsday, LLC, Fixed Rate Term Loan, 10.50%, 8/01/13		500	538,750

Multiline Retail — 0.1%
The Neiman Marcus Group Inc., Term Loan, 2.23% — 2.25%, 4/06/13		69	65,143

Real Estate Management & Development — 0.3%
Realogy Corp., Term Loan (Second Lien), 13.50%, 10/15/17		400	438,200

Specialty Retail — 0.1%
Claire’s Stores Inc., Term B Loan, 3.04%, 5/29/14		149	130,618

Total Floating Rate Loan Interests — 6.1%			7,529,189

	Beneficial Interest
	(000)

Other Interests (k)
Auto Components — 0.1%
Delphi Debtor-in-Possession Hold Co. LLP, Class B Membership Interests	—	(l)	177,577

Household Durables — 0.1%
Ashton Woods, Class B Membership Units	—	(l)	46,508

Stanley Martin, Class B Membership Units (m)	—	(l)	67,500

Total Other Interests — 0.2%			291,585

Preferred Securities

	Shares

Preferred Stocks
Diversified Financial Services — 1.0%
Citigroup, Inc., 7.50% (c)	10,100	1,230,988

Diversified Telecommunication Services — 0.0%
PTV, Inc., Series A, 10.00%	47	4

Household Durables — 0.1%
Beazer Homes USA, Inc., 7.50% (c)	4,993	126,385

Media — 0.0%
CMP Susquehanna Radio Holdings Corp., 0.00% (a)(b)(d)	13,993	—

Total Preferred Securities — 1.1%		1,357,377

Warrants (n)

Media — 0.0%
CMP Susquehanna Radio Holdings Corp. (Expires 3/26/19) (b)	15,990	—
Virgin Media, Inc. (Expires 1/13/11)	22,461	741

Total Warrants — 0.0%		741

Total Long-Term Investments (Cost — $121,104,843) — 98.4%		121,665,849

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (o)(p)	2,295,075	2,295,075

Total Short-Term Securities (Cost — $2,295,075) — 1.8%		2,295,075

| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010 7

Schedule of Investments (continued)	BlackRock High Income V.I. Fund
(Percentages shown are based on Net Assets)

Value

Total Investments (Cost — $123,399,918*) — 100.2%	$123,960,924
Liabilities in Excess of Other Assets- (0.2)%	(286,763)

Net Assets — 100.0%	$123,674,161

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$123,926,453

Gross unrealized appreciation	$6,579,612
Gross unrealized depreciation	(6,545,141)

Net unrealized appreciation	$34,471

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Convertible security.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Represents a zero-coupon bond. Rate shown represents the current yield as of report date.

(f)	When-issued security. Unsettled when-issued transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation

Citigroup Global Markets, Inc.	$71,925	$1,348
Credit Suisse Securities	$315,538	$5,656
Deutsche Bank Securities Inc.	$142,450	$3,135
Goldman Sachs & Co.	$107,887	$2,023
JPMorgan Securities Ltd.	$590,250	$10,250
Morgan Stanley & Co., Inc.	$1,058,250	$35,724
RBC Capital Markets Corp.	$350,437	$9,005
RBS Greenwich Capital	$744,937	$13,967
Royal Bank of Scotland	$66,788	$1,252
Sterne Agee	$41,500	$1,401

(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(j)	Represents a payment-in-kind security which may pay interest/dividends in additional face/shares.

(k)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(l)	Amount is less than $1,000.

(m)	Restricted security as to resale, representing 0.1% of net assets were as follows:

	Acquisition
Counterparty	Date	Cost		Value

Stanley Martin, Class B Membership Units	4/03/06	USD	227,862	$67,500

(n)	Warrants entitle the Portfolio to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(o)	Represents the current yield as of report date.

(p)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$2,025,333	$362

•	Foreign currency exchange contracts as of March 31, 2010 were as follows:

Currency	Currency			Settlement	Unrealized
Purchased	Sold		Counterparty	Date	Depreciation

USD 76,403	CAD	80,000	Citibank NA	4/21/10	$(2,364)

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

8	| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010

Schedule of Investments (continued)	BlackRock High Income V.I. Fund
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves , volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Common Stocks	$551,318	$146,581	$20,000	$717,899
Corporate Bonds	—	110,814,260	954,798	111,769,058
Floating Rate Loan Interests	—	4,819,096	2,710,093	7,529,189
Other Interests	—	—	291,585	291,585
Preferred Stocks	1,357,377	—	—	1,357,377
Structured Notes	741	—	—	741
Short-Term Securities	2,295,075	—	—	2,295,075
Liabilities:
Unfunded Loan Commitments	—	—	(2,310)	(2,310)

Total	$4,204,511	$115,779,937	$3,974,166	$123,960,924

Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets	—	—	—	—
Liabilities:
Foreign Currency Exchange Contracts	—	$(2,364)	—	$(2,364)

Total	—	$(2,364)	—	$(2,364)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010 9

Schedule of Investments (continued)	BlackRock High Income V.I. Fund
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common	Corporate	Floating Rate
	Stocks	Bonds	Loan Interests	Other Interests	Total

Investments in Securities
Assets/Liabilities:
Balance, as of December 31, 2009	$17,500	$849,914	$4,538,488	$121,958	$5,527,860
Accrued discounts/premiums	—	16,786	9,500	—	26,286
Net realized gain (loss)	—	—	(283,011)	—	(283,011)
Net change in unrealized appreciation/ depreciation[2]	2,500	88,098	(725,981)	102,127	(533,256)
Purchases	—	—	3,738,526	67,500	3,806,026
Sales	—	—	(5,389,129)	—	(5,389,129)
Transfers in3	—	—	821,700	—	821,700
Transfers out[3]	—	—	—	—	—

Balance, as of March 31, 2010	$20,000	$954,798	$2,710,093	$291,585	$3,976,476

[2]	The change in unrealized appreciation/depreciation on securities still held at March 31, 2010 was $257,502.

Unfunded Loan
	Commitments	Total

Investments in Securities
Assets/Liabilities:
Balance, as of December 31, 2009	$(2,762)	$(2,762)
Accrued discounts/premiums	—	—
Net realized gain (loss)	—	—
Net change in unrealized appreciation/ depreciation[4]	452	452
Purchases	—	—
Sales	—	—
Transfers in3	—	—
Transfers out[3]	—	—

Balance, as of March 31, 2010	$(2,310)	$(2,310)

[3]	The Fund’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

[4]	The change in unrealized appreciation/depreciation on securities still held at March 31, 2010 was $452.

10	| BLACKROCK VARIABLE SERIES FUNDS, INC.	| MARCH 31, 2010

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock International Value V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 3.8%
Newcrest Mining Ltd.	71,435	$2,153,752
Suncorp-Metway Ltd.	361,344	2,827,942
Telstra Corp. Ltd.	650,659	1,784,066

		6,765,760

Belgium — 0.4%
KBC Bancassurance Holding (a)	14,799	712,798

Brazil — 0.6%
Cyrela Brazil Realty SA	88,281	1,034,045

Denmark — 1.9%
Carlsberg A/S	41,689	3,495,010

Finland — 2.9%
KCI Konecranes Oyj	76,638	2,263,240
Nokia Oyj	193,805	3,020,297

		5,283,537

France — 13.1%
Electricite de France SA	58,929	3,212,436
European Aeronautic Defense and Space Co.	105,943	2,128,254
Sanofi-Aventis	58,872	4,393,544
Societe Generale SA	65,679	4,122,015
Total SA	99,277	5,761,864
Vinci SA	67,799	3,991,344

		23,609,457

Germany — 8.4%
Bayer AG	50,681	3,424,524
Continental AG	45,020	2,282,984
DaimlerChrysler AG	76,476	3,594,449
Deutsche Post AG	178,267	3,087,549
HeidelbergCement AG	49,415	2,750,510

		15,140,016

Hong Kong — 2.5%
China Construction Bank, Class H	2,201,000	1,799,396
Hutchison Whampoa Ltd.	359,000	2,621,890

		4,421,286

Hungary — 0.7%
OTP Bank Rt. (a)	37,548	1,313,550

Italy — 4.1%
Eni SpA	194,408	4,560,096
Fiat SpA (a)	210,754	2,742,562

		7,302,658

Japan — 24.9%
Fuji Photo Film Co., Ltd.	116,400	4,009,471
Hitachi Ltd. (a)	844,000	3,140,198
JFE Holdings, Inc.	71,000	2,864,616
Mitsubishi Corp.	166,000	4,359,112
Mitsubishi Heavy Industries Ltd.	810,000	3,360,116

Common Stocks	Shares	Value

Japan (concluded)
Mitsubishi UFJ Financial Group, Inc.	571,100	$2,993,508
Mitsui Chemicals, Inc.	605,000	1,834,175
Nippon Telegraph & Telephone Corp.	48,100	2,023,930
Nomura Holdings, Inc.	498,200	3,655,616
Seven & I Holdings Co., Ltd.	126,500	3,060,172
Sony Corp.	92,800	3,555,760
TDK Corp.	47,000	3,133,254
Tokio Marine Holdings, Inc.	77,900	2,196,092
Toyota Motor Corp.	111,000	4,463,241

		44,649,261

Netherlands — 2.0%
Koninklijke Ahold NV	264,023	3,520,803

Norway — 1.7%
Statoil ASA	134,566	3,131,265

Russia — 1.0%
OAO Gazprom — ADR	78,270	1,826,039

South Korea — 1.3%
Samsung Electronics Co., Ltd.	3,211	2,321,535

Switzerland — 9.6%
Nestle SA, Registered Shares	112,448	5,762,061
Novartis AG, Registered Shares	104,618	5,659,201
Petroplus Holdings AG	76,745	1,428,103
Zurich Financial Services AG	17,008	4,362,445

		17,211,810

Taiwan — 2.2%
Quanta Computer, Inc.	866,000	1,679,883
Taiwan Semiconductor Manufacturing Co., Ltd. — ADR	212,679	2,231,003

		3,910,886

United Kingdom — 15.0%
Aviva Plc	409,330	2,391,244
BHP Billiton Plc	39,491	1,349,722
BT Group Plc	1,692,115	3,176,273
Barclays Plc	688,192	3,747,328
Centrica Plc	826,702	3,691,329
Ladbrokes Plc	1,004,977	2,425,512
Lloyds TSB Group Plc	3,827,774	3,634,706
United Business Media Ltd.	409,478	3,410,997
Vodafone Group Plc	1,383,997	3,201,067

		27,028,178

Total Common Stocks – 96.1%		172,677,894

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
USD	US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 1

Schedule of Investments (continued)	BlackRock International Value V.I. Fund (Percentages shown are based on Net Assets)

Structured Notes	Shares	Value

India — 1.6%
Deutsche Bank AG (Axis Bank) Ltd., due 8/17/17	87,654	$2,262,674
Morgan Stanley BV (Rolta India Ltd.), due 5/26/14	139,126	555,669

		2,818,343

Total Structured Notes — 1.6%		2,818,343

Total Long-Term Investments (Cost – $165,328,074) — 97.7%		175,496,237

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (b)(c)	2,353,041	2,353,041

Total Short-Term Securities (Cost – $2,353,041) — 1.3%		2,353,041

Total Investments (Cost – $167,681,115*) — 99.0%		177,849,278
Other Assets Less Liabilities — 1.0%		1,757,338

Net Assets — 100.0%		$179,606,616

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$170,234,129

Gross unrealized appreciation	$13,918,195
Gross unrealized depreciation	(6,303,046)

Net unrealized appreciation	$7,615,149

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(739,019)	$506

(c)	Represents the current yield as of report date.
•	Foreign currency exchange contracts as of March 31, 2010 were as follows:

						Unrealized
Currency		Currency		Counter-	Settlement	Appreciation
Purchased		Sold		party	Date	(Depreciation)

JPY	790,902	USD	8,543	Deutsche Bank AG	4/01/10	$(83)
JPY	2,264,897	USD	24,485	Deutsche Bank AG	4/02/10	(259)
GBP	8,566,394	USD	12,808,473	State Street Bank	6/11/10	185,324
GBP	620,680	USD	933,267	JPMorgan Chase Bank NA	6/11/10	8,202
USD	2,867,831	EUR	2,101,083	State Street Bank	6/11/10	29,872
USD	10,450,869	JPY	946,827,864	JPMorgan Chase Bank NA	6/11/10	319,169

Total						$542,225

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock International Value V.I. Fund
The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments Common Stocks:
Australia	—	$6,765,760	—	$6,765,760
Belgium	—	712,798	—	712,798
Brazil	$1,034,045	—	—	1,034,045
Denmark	—	3,495,010	—	3,495,010
Finland	—	5,283,537	—	5,283,537
France	—	23,609,457	—	23,609,457
Germany	—	15,140,016	—	15,140,016
Hong Kong	—	4,421,286	—	4,421,286
Hungary	—	1,313,550	—	1,313,550
Italy	—	7,302,658	—	7,302,658
Japan	—	44,649,261	—	44,649,261
Netherlands	—	3,520,803	—	3,520,803
Norway	—	3,131,265	—	3,131,265
Russia	1,826,039	—	—	1,826,039
South Korea	—	2,321,535	—	2,321,535
Switzerland	—	17,211,810	—	17,211,810
Taiwan	2,231,003	1,679,883	—	3,910,886
United Kingdom	—	27,028,178	—	27,028,178
Structured Notes:
India	—	2,818,343	—	2,818,343
Short-Term Securities	2,353,041	—	—	2,353,041

Total	$7,444,128	$170,405,150	—	$177,849,278

Derivative Financial Instruments1

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$542,567	—	$542,567
Liabilities:
Foreign currency exchange contracts	—	(342)	—	(342)

Total	—	$542,225	—	$542,225

[1]	Derivative financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 3

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Large Cap Core V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.2%
General Dynamics Corp.	28,000	$2,161,600
Northrop Grumman Corp.	51,000	3,344,070
Raytheon Co.	57,000	3,255,840

		8,761,510

Beverages — 0.2%
The Coca-Cola Co.	8,000	440,000

Biotechnology — 1.5%
Amgen, Inc. (a)	71,000	4,242,960

Capital Markets — 1.7%
The Goldman Sachs Group, Inc.	27,000	4,607,010

Chemicals — 0.7%
Eastman Chemical Co.	16,000	1,018,880
Lubrizol Corp.	10,000	917,200

		1,936,080

Commercial Banks — 0.4%
Wells Fargo & Co.	35,000	1,089,200

Commercial Services & Supplies — 1.0%
R.R. Donnelley & Sons Co.	125,000	2,668,750

Communications Equipment — 0.3%
Cisco Systems, Inc. (a)	33,000	858,990

Computers & Peripherals — 4.0%
Apple Inc. (a)	9,000	2,114,370
Dell Inc. (a)	223,000	3,347,230
Hewlett-Packard Co.	7,000	372,050
Seagate Technology Holdings	139,000	2,538,140
Western Digital Corp. (a)	71,000	2,768,290

		11,140,080

Construction & Engineering — 1.7%
Fluor Corp.	62,000	2,883,620
URS Corp. (a)	38,000	1,885,180

		4,768,800

Consumer Finance — 0.4%
Capital One Financial Corp.	13,000	538,330
SLM Corp. (a)	43,000	538,360

		1,076,690

Containers & Packaging — 2.2%
Ball Corp.	17,000	907,460
Bemis Co.	86,000	2,469,920
Crown Holdings, Inc. (a)	99,000	2,669,040

		6,046,420

Diversified Financial Services — 1.0%
Bank of America Corp.	82,000	1,463,700
JPMorgan Chase & Co.	29,000	1,297,750

		2,761,450

Diversified Telecommunication Services — 3.9%
AT&T Inc.	238,000	6,149,920
Verizon Communications, Inc.	144,000	4,466,880

		10,616,800

Common Stocks	Shares	Value

Electric Utilities — 1.0%
Edison International	83,000	2,836,110

Electrical Equipment — 1.3%
Emerson Electric Co.	72,000	3,624,480

Energy Equipment & Services — 4.0%
Atwood Oceanics, Inc. (a)	18,000	623,340
FMC Technologies, Inc. (a)	46,000	2,972,980
Nabors Industries Ltd. (a)	114,000	2,237,820
National Oilwell Varco, Inc.	78,000	3,165,240
Oceaneering International, Inc. (a)	15,000	952,350
Rowan Cos., Inc. (a)	34,000	989,740

		10,941,470

Food & Staples Retailing — 0.8%
Safeway, Inc.	70,000	1,740,200
Wal-Mart Stores, Inc.	7,000	389,200

		2,129,400

Food Products — 1.2%
General Mills, Inc.	45,000	3,185,550

Health Care Equipment & Supplies — 1.3%
The Cooper Cos., Inc.	47,000	1,827,360
Hospira, Inc. (a)	30,000	1,699,500

		3,526,860

Health Care Providers & Services — 12.3%
Aetna, Inc.	96,000	3,370,560
AmerisourceBergen Corp.	103,000	2,978,760
Cardinal Health, Inc.	86,000	3,098,580
Health Management Associates, Inc., Class A (a)	281,000	2,416,600
Humana, Inc. (a)	61,000	2,852,970
McKesson Corp.	51,000	3,351,720
Medco Health Solutions, Inc. (a)	54,000	3,486,240
Omnicare, Inc.	83,000	2,348,070
Quest Diagnostics, Inc.	48,000	2,797,920
UnitedHealth Group, Inc.	112,000	3,659,040
WellPoint, Inc. (a)	55,000	3,540,900

		33,901,360

Household Durables — 1.0%
Garmin Ltd. (b)	71,000	2,732,080

Household Products — 0.7%
The Procter & Gamble Co.	29,000	1,834,830

IT Services — 6.8%
Amdocs Ltd. (a)	92,000	2,770,120
Automatic Data Processing, Inc.	38,000	1,689,860
Cognizant Technology Solutions Corp. (a)	60,000	3,058,800
DST Systems, Inc.	43,000	1,782,350
Fiserv, Inc. (a)	53,000	2,690,280
International Business Machines Corp.	51,000	6,540,750

		18,532,160

Independent Power Producers & Energy Traders — 1.5%
The AES Corp. (a)	192,000	2,112,000
NRG Energy, Inc. (a)	93,000	1,943,700

		4,055,700

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 1

Schedule of Investments (continued)	BlackRock Large Cap Core V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Industrial Conglomerates — 0.7%
General Electric Co.	103,000	$1,874,600

Insurance — 2.2%
HCC Insurance Holdings, Inc.	26,000	717,600
Lincoln National Corp.	23,000	706,100
The Travelers Cos., Inc.	62,000	3,344,280
UnumProvident Corp.	54,000	1,337,580

		6,105,560

Internet Software & Services — 1.2%
Google, Inc., Class A (a)	1,000	567,010
VeriSign, Inc. (a)	110,000	2,861,100

		3,428,110

Machinery — 1.7%
Eaton Corp.	40,000	3,030,800
Timken Co.	34,000	1,020,340
Trinity Industries, Inc.	28,000	558,880

		4,610,020

Metals & Mining — 2.9%
Freeport-McMoRan Copper & Gold, Inc., Class B (b)	45,000	3,759,300
Reliance Steel & Aluminum Co.	30,000	1,476,900
Walter Industries, Inc.	31,000	2,860,370

		8,096,570

Multi-Utilities — 1.0%
CMS Energy Corp.	171,000	2,643,660

Multiline Retail — 4.9%
Dollar Tree, Inc. (a)	18,000	1,065,960
JCPenney Co., Inc.	88,000	2,830,960
Macy’s, Inc.	141,000	3,069,570
Nordstrom, Inc.	69,000	2,818,650
Target Corp.	69,000	3,629,400

		13,414,540

Oil, Gas & Consumable Fuels — 10.6%
Chevron Corp.	58,000	4,398,140
ConocoPhillips	87,000	4,451,790
El Paso Corp.	251,000	2,720,840
Exxon Mobil Corp.	78,000	5,224,440
Marathon Oil Corp.	102,000	3,227,280
Peabody Energy Corp.	59,000	2,696,300
Williams Cos., Inc.	139,000	3,210,900
XTO Energy, Inc.	69,000	3,255,420

		29,185,110

Paper & Forest Products — 1.1%
International Paper Co.	123,000	3,027,030

Personal Products — 1.1%
The Estée Lauder Cos., Inc., Class A	47,000	3,048,890

Pharmaceuticals — 3.6%
Forest Laboratories, Inc. (a)	80,000	2,508,800
Johnson & Johnson	105,000	6,846,000
Pfizer, Inc.	38,000	651,700

		10,006,500

Common Stocks	Shares	Value

Software — 4.2%
CA, Inc.	121,000	2,839,870
Microsoft Corp.	274,000	8,019,980
Sybase, Inc. (a)	18,000	839,160

		11,699,010

Specialty Retail — 7.5%
Advance Auto Parts, Inc. (a)	61,000	2,557,120
Dick’s Sporting Goods, Inc. (a)	106,000	2,767,660
The Gap, Inc.	137,000	3,166,070
Limited Brands, Inc.	124,000	3,052,880
RadioShack Corp. (b)	119,000	2,692,970
Ross Stores, Inc.	57,000	3,047,790
TJX Cos., Inc.	76,000	3,231,520

		20,516,010

Tobacco — 2.9%
Lorillard, Inc.	39,000	2,934,360
Philip Morris International, Inc.	99,000	5,163,840

		8,098,200

Total Long-Term Investments (Cost – $240,958,054) – 99.7%		274,068,550

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (c)(d)	997,544	997,544

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.22% (c)(d)(e)	$6,662	6,661,800
Total Short-Term Securities (Cost – $7,659,344) – 2.8%		7,659,344

Total Investments (Cost – $248,617,398*) – 102.5%		281,727,894
Liabilities in Excess of Other Assets – (2.5)%		(6,926,520)

Net Assets – 100.0%		$274,801,374

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$256,487,249

Gross unrealized appreciation	$32,664,103
Gross unrealized depreciation	(7,423,458)

Net unrealized appreciation	$25,240,645

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock Large Cap Core V.I. Fund
(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$427,280	$115
BlackRock Liquidity Series, LLC Money Market Series	$(4,757,400)	$2,699

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investment in Securities:
Long-Term Investments1.	$274,068,550	—	—	$274,068,550
Short-Term Securities	997,544	$6,661,800	—	7,659,344

Total	$275,066,094	$6,661,800	—	$281,727,894

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 3

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Large Cap Growth V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 4.5%
General Dynamics Corp.	24,000	$1,852,800
L-3 Communications Holdings, Inc.	19,000	1,740,970
Northrop Grumman Corp.	28,000	1,835,960
Raytheon Co.	39,000	2,227,680

		7,657,410

Biotechnology — 2.0%
Amgen, Inc. (a)	57,000	3,406,320

Chemicals — 2.2%
Albemarle Corp.	43,000	1,833,090
Nalco Holding Co.	76,000	1,849,080

		3,682,170

Commercial Services & Supplies — 1.1%
Cintas Corp.	66,000	1,853,940

Communications Equipment — 0.6%
Cisco Systems, Inc. (a)	40,000	1,041,200

Computers & Peripherals — 5.9%
Apple Inc. (a)	11,000	2,584,230
Dell Inc. (a)	163,000	2,446,630
Seagate Technology Holdings	97,000	1,771,220
Teradata Corp. (a)	56,000	1,617,840
Western Digital Corp. (a)	43,000	1,676,570

		10,096,490

Construction & Engineering — 2.2%
Fluor Corp.	41,000	1,906,910
URS Corp. (a)	35,000	1,736,350

		3,643,260

Containers & Packaging — 2.1%
Ball Corp.	32,000	1,708,160
Crown Holdings, Inc. (a)	69,000	1,860,240

		3,568,400

Electrical Equipment — 1.6%
Emerson Electric Co.	55,000	2,768,700

Energy Equipment & Services — 4.3%
Atwood Oceanics, Inc. (a)	47,000	1,627,610
FMC Technologies, Inc. (a)	32,000	2,068,160
Oceaneering International, Inc. (a)	28,000	1,777,720
Rowan Cos., Inc. (a)	61,000	1,775,710

		7,249,200

Food & Staples Retailing — 0.4%
Wal-Mart Stores, Inc.	6,000	333,600
Walgreen Co.	9,000	333,810

		667,410

Food Products — 2.7%
General Mills, Inc.	27,000	1,911,330
Hormel Foods Corp.	31,000	1,302,310
Sara Lee Corp.	101,000	1,406,930

		4,620,570

Common Stocks	Shares	Value

Health Care Equipment & Supplies — 1.2%
Hospira, Inc. (a)	37,000	2,096,050

Health Care Providers & Services — 13.6%
Aetna, Inc.	56,000	1,966,160
Community Health Systems, Inc. (a)	47,000	1,735,710
Health Management Associates, Inc., Class A (a)	218,000	1,874,800
Humana, Inc. (a)	37,000	1,730,490
Laboratory Corp. of America Holdings (a)	26,000	1,968,460
Lincare Holdings, Inc. (a)	40,000	1,795,200
McKesson Corp.	32,000	2,103,040
Medco Health Solutions, Inc. (a)	40,000	2,582,400
Omnicare, Inc.	63,000	1,782,270
Quest Diagnostics, Inc.	34,000	1,981,860
UnitedHealth Group, Inc.	49,000	1,600,830
WellPoint, Inc. (a)	29,000	1,867,020

		22,988,240

Hotels Restaurants & Leisure — 0.7%
Brinker International, Inc.	60,000	1,156,800

Household Durables — 1.0%
Garmin Ltd. (b)	45,000	1,731,600

Household Products — 2.3%
Colgate-Palmolive Co.	33,000	2,813,580
Kimberly-Clark Corp.	12,000	754,560
The Procter & Gamble Co.	5,000	316,350

		3,884,490

IT Services — 9.7%
Amdocs Ltd. (a)	55,000	1,656,050
Automatic Data Processing, Inc.	53,000	2,356,910
Cognizant Technology Solutions Corp. (a)	42,000	2,141,160
Fiserv, Inc. (a)	38,000	1,928,880
International Business Machines Corp.	51,000	6,540,750
NeuStar, Inc., Class A (a)	72,000	1,814,400

		16,438,150

Independent Power Producers & Energy Traders — 1.8%
The AES Corp. (a)	132,000	1,452,000
Mirant Corp. (a)	64,000	695,040
NRG Energy, Inc. (a)	41,000	856,900

		3,003,940

Internet & Catalog Retail — 0.1%
Expedia, Inc.	5,000	124,800

Internet Software & Services — 1.4%
Google, Inc., Class A (a)	1,000	567,010
VeriSign, Inc. (a)	71,000	1,846,710

		2,413,720

Machinery — 1.4%
Crane Co.	30,000	1,065,000
Toro Co. (b)	25,000	1,229,250

		2,294,250

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 1

Schedule of Investments (continued)	BlackRock Large Cap Growth V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Metals & Mining — 2.6%
Freeport-McMoRan Copper & Gold, Inc., Class B (b)	29,000	$2,422,660
Walter Industries, Inc.	22,000	2,029,940

		4,452,600

Multi-Utilities — 1.1%
CenterPoint Energy, Inc.	128,000	1,838,080

Multiline Retail — 4.9%
Big Lots, Inc. (a)	47,000	1,711,740
Dollar Tree, Inc. (a)	31,000	1,835,820
Nordstrom, Inc.	45,000	1,838,250
Target Corp.	54,000	2,840,400

		8,226,210

Oil, Gas & Consumable Fuels — 2.8%
El Paso Corp.	139,000	1,506,760
Peabody Energy Corp.	41,000	1,873,700
Teekay Corp.	63,000	1,432,620

		4,813,080

Personal Products — 1.3%
The Estée Lauder Cos., Inc., Class A	31,000	2,010,970
Herbalife Ltd.	6,000	276,720

		2,287,690

Pharmaceuticals — 3.9%
Endo Pharmaceuticals Holdings, Inc. (a)	11,000	260,590
Forest Laboratories, Inc. (a)	46,600	1,461,376
Johnson & Johnson	74,000	4,824,800

		6,546,766

Software — 7.1%
CA, Inc.	79,000	1,854,130
Microsoft Corp.	285,000	8,341,950
Sybase, Inc. (a)	38,000	1,771,560

		11,967,640

Specialty Retail — 8.4%
Advance Auto Parts, Inc.	39,000	1,634,880
Dick’s Sporting Goods, Inc. (a)	67,000	1,749,370
The Gap, Inc.	90,000	2,079,900
Guess?, Inc.	18,000	845,640
Limited Brands, Inc.	74,000	1,821,880
RadioShack Corp.	77,000	1,742,510
Ross Stores, Inc.	38,000	2,031,860
TJX Cos., Inc.	53,000	2,253,560

		14,159,600

Textiles, Apparel & Luxury Goods — 1.1%
Polo Ralph Lauren Corp.	21,000	1,785,840

Tobacco — 3.9%
Lorillard, Inc.	26,000	1,956,240
Philip Morris International, Inc.	90,000	4,694,400

		6,650,640

Common Stocks	Shares	Value

Trading Companies & Distributors — 0.2%
WESCO International, Inc. (a)	8,000	277,680

Total Long-Term Investments (Cost – $144,901,031) – 100.1%		169,392,936

	Beneficial
	Interest
Short-Term Securities	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.22% (c)(d)(e)	$3,292	3,291,600
Total Short-Term Securities (Cost – $3,291,600) – 1.9%		3,291,600

Total Investments (Cost – $148,192,631*) – 102.0%		172,684,536
Liabilities in Excess of Other Assets – (2.0)%		(3,385,601)

Net Assets – 100.0%		$169,298,935

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$150,422,792
Gross unrealized appreciation	$24,052,747
Gross unrealized depreciation	(1,791,003)
Net unrealized appreciation	$22,261,744
(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$(562,772)	—
BlackRock Liquidity Series, LLC Money Market Series	$(2,043,630)	$2,294
(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock Large Cap Growth V.I. Fund
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$169,392,936	—	—	$169,392,936
Short-Term Securities	—	$3,291,600	—	3,291,600

Total	$169,392,936	$3,291,600	—	$172,684,536

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 3

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 5.1%
General Dynamics Corp.	26,000	$2,007,200
L-3 Communications Holdings, Inc.	18,000	1,649,340
Northrop Grumman Corp.	30,000	1,967,100
Raytheon Co.	27,000	1,542,240

		7,165,880

Biotechnology — 1.0%
Amgen, Inc. (a)	23,000	1,374,480

Capital Markets — 2.4%
The Goldman Sachs Group, Inc.	20,000	3,412,600

Chemicals — 3.6%
Albemarle Corp.	26,000	1,108,380
Ashland, Inc.	28,000	1,477,560
CF Industries Holdings, Inc.	2,000	182,360
Huntsman Corp.	57,000	686,850
Lubrizol Corp.	17,000	1,559,240

		5,014,390

Commercial Banks — 0.4%
Wells Fargo & Co.	17,000	529,040

Commercial Services & Supplies — 1.8%
Avery Dennison Corp.	33,000	1,201,530
R.R. Donnelley & Sons Co.	66,000	1,409,100

		2,610,630

Computers & Peripherals — 1.8%
Seagate Technology Holdings	70,000	1,278,200
Western Digital Corp. (a)	32,000	1,247,680

		2,525,880

Construction & Engineering — 0.7%
KBR, Inc.	47,000	1,041,520

Consumer Finance — 1.3%
Capital One Financial Corp.	44,000	1,822,040

Containers & Packaging — 1.4%
Packaging Corp. of America	19,000	467,590
Sonoco Products Co.	49,000	1,508,710

		1,976,300

Diversified Financial Services — 2.2%
Bank of America Corp.	85,000	1,517,250
JPMorgan Chase & Co.	29,000	1,297,750
NYSE Euronext	11,000	325,710

		3,140,710

Diversified Telecommunication Services — 5.3%
AT&T Inc.	153,000	3,953,520
Verizon Communications, Inc. (b)	114,000	3,536,280

		7,489,800

Electric Utilities — 1.2%
Edison International	50,000	1,708,500

Electrical Equipment — 1.4%
General Cable Corp. (a)	17,000	459,000
Thomas & Betts Corp. (a)	37,000	1,451,880

		1,910,880

Common Stocks	Shares	Value

Energy Equipment & Services — 5.2%
Nabors Industries Ltd. (a)	64,000	1,256,320
National Oilwell Varco, Inc.	45,000	1,826,100
Rowan Cos., Inc. (a)	53,000	1,542,830
Tidewater, Inc.	32,000	1,512,640
Unit Corp. (a)	29,000	1,226,120

		7,364,010

Food & Staples Retailing — 1.2%
Safeway, Inc.	70,000	1,740,200

Food Products — 1.6%
General Mills, Inc.	24,000	1,698,960
Sara Lee Corp.	41,000	571,130

		2,270,090

Health Care Equipment & Supplies — 0.8%
Teleflex, Inc.	18,000	1,153,260

Health Care Providers & Services — 11.2%
Aetna, Inc.	54,000	1,895,940
AmerisourceBergen Corp.	50,000	1,446,000
Cardinal Health, Inc.	50,000	1,801,500
Community Health Systems, Inc. (a)	34,000	1,255,620
Coventry Health Care, Inc. (a)	22,000	543,840
Humana, Inc. (a)	33,000	1,543,410
McKesson Corp.	27,000	1,774,440
Omnicare, Inc.	35,000	990,150
UnitedHealth Group, Inc.	73,000	2,384,910
WellPoint, Inc. (a)	34,000	2,188,920

		15,824,730

Household Durables — 1.1%
Garmin Ltd. (b)	36,000	1,385,280
Whirlpool Corp.	2,000	174,500

		1,559,780

IT Services — 1.1%
Amdocs Ltd. (a)	51,000	1,535,610

Independent Power Producers & Energy Traders — 1.7%
The AES Corp. (a)	100,000	1,100,000
Constellation Energy Group, Inc.	6,000	210,660
NRG Energy, Inc. (a)	55,000	1,149,500

		2,460,160

Industrial Conglomerates — 1.4%
General Electric Co.	105,000	1,911,000

Insurance — 10.0%
American Financial Group, Inc.	40,000	1,138,000
Assurant, Inc.	5,000	171,900
Axis Capital Holdings Ltd.	47,000	1,469,220
Chubb Corp.	16,000	829,600
Everest Re Group Ltd.	17,000	1,375,810
HCC Insurance Holdings, Inc.	52,000	1,435,200
Lincoln National Corp.	52,000	1,596,400
Loews Corp.	24,000	894,720
Renaissancere Holdings Ltd.	26,000	1,475,760
The Travelers Cos., Inc.	38,000	2,049,720
UnumProvident Corp.	65,000	1,610,050

		14,046,380

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 1

Schedule of Investments (continued)	BlackRock Large Cap Value V.I. Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Machinery — 2.9%
Eaton Corp.	23,000	$1,742,710
SPX Corp.	24,000	1,591,680
Timken Co.	26,000	780,260

		4,114,650

Metals & Mining — 1.3%
Freeport-McMoRan Copper & Gold, Inc., Class B	22,000	1,837,880

Multi-Utilities — 1.4%
CMS Energy Corp.	26,000	401,960
NiSource, Inc.	97,000	1,532,600

		1,934,560

Multiline Retail — 3.4%
Big Lots, Inc. (a)	41,000	1,493,220
JCPenney Co., Inc.	48,000	1,544,160
Macy’s, Inc.	79,000	1,719,830

		4,757,210

Office Electronics — 1.2%
Xerox Corp.	170,000	1,657,500

Oil, Gas & Consumable Fuels — 12.1%
Chevron Corp.	18,000	1,364,940
ConocoPhillips	66,000	3,377,220
Exxon Mobil Corp.	46,000	3,081,080
Marathon Oil Corp.	62,000	1,961,680
Overseas Shipholding Group, Inc. (b)	30,000	1,176,900
Southern Union Co.	38,000	964,060
Spectra Energy Corp.	53,000	1,194,090
Williams Cos., Inc.	81,000	1,871,100
XTO Energy, Inc.	44,000	2,075,920

		17,066,990

Paper & Forest Products — 2.2%
International Paper Co.	70,000	1,722,700
MeadWestvaco Corp.	53,000	1,354,150

		3,076,850

Pharmaceuticals — 3.3%
Forest Laboratories, Inc. (a)	52,000	1,630,720
Johnson & Johnson	37,000	2,412,400
Pfizer, Inc.	32,000	548,800

		4,591,920

Road & Rail — 0.4%
Ryder System, Inc.	15,000	581,400

Software — 1.0%
CA, Inc.	62,000	1,455,140

Specialty Retail — 3.8%
AutoNation, Inc. (a)	59,000	1,066,720
The Gap, Inc.	61,000	1,409,710
Limited Brands, Inc.	60,000	1,477,200
RadioShack Corp.	62,000	1,403,060

		5,356,690

Common Stocks	Shares	Value

Tobacco — 2.1%
Lorillard, Inc.	19,000	1,429,560
Reynolds American, Inc. (b)	29,000	1,565,420

		2,994,980

Total Long-Term Investments (Cost – $117,351,627) – 100.0%		141,013,640

	Beneficial
	Interest
Short-Term Securities	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.22% (c)(d)(e)	$5,423	5,423,000

Total Short-Term Securities (Cost – $5,423,000) – 3.8%		5,423,000

Total Investments (Cost – $122,774,627*) – 103.8%		146,436,640
Liabilities in Excess of Other Assets – (3.8)%		(5,348,077)

Net Assets – 100.0%		$141,088,563

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$128,274,235

Gross unrealized appreciation	$21,712,574
Gross unrealized depreciation	(3,550,169)

Net unrealized appreciation	$18,162,405

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Series, LLC Money Market Series	$4,058,000	$1,078
(e)	Security was purchased with the cash collateral from loaned securities.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock Large Cap Value V.I. Fund
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$141,013,640	—	—	$141,013,640
Short-Term Securities	—	$5,423,000	—	5,423,000

Total	$141,013,640	$5,423,000	—	$146,436,640

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 3

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Money Market V.I. Fund
(Percentages shown are based on Net Assets)

	Par
Certificates of Deposit	(000)	Value

State Street Bank & Trust Co., 0.25%, 6/28/10	$10,000	$10,000,000

Total Certificates of Deposit — 3.5%		10,000,000

Commercial Paper (a)
Antalis U.S. Funding Corp., 0.22%, 4/20/10	2,000	1,999,768
Dexia Delaware LLC:
0.27%, 4/05/10	10,000	9,999,705
0.27%, 4/15/10	4,000	3,999,580
Govco LLC:
0.21%, 4/08/10	5,000	4,999,796
0.28%, 4/26/10	5,000	4,999,028
Grampian Funding LLC, 0.25%, 4/16/10	10,000	9,998,958
JPMorgan Chase & Co.:
0.25%, 7/14/10	6,000	5,995,667
0.25%, 7/26/10	5,000	4,995,972
JPMorgan Funding, Inc., 0.28%, 4/07/10	2,000	1,999,907
Matchpoint Master Trust, 0.23%, 4/20/10	5,432	5,431,341
Regency Markets No. 1 LLC, 0.20%, 4/08/10	12,215	12,214,525
Romulus Funding Corp.:
0.27%, 4/15/10	3,000	2,999,685
0.27%, 4/19/10	5,000	4,999,325
0.29%, 4/22/10	5,000	4,999,154
Salisbury Receivables Co., LLC, 0.18%, 4/12/10	5,000	4,999,725
Scaldis Capital LLC, 0.28%, 6/21/10	7,000	6,995,590
Solitaire Funding LLC:
0.20%, 4/01/10	5,000	5,000,000
0.25%, 4/22/10	500	499,927
0.24%, 5/03/10	4,500	4,499,040
0.25%, 5/10/10	4,300	4,298,835
Straight-A Funding, LLC, 0.18%, 5/03/10	5,000	4,999,200
Surrey Funding Corp., 0.20%, 4/12/10	3,000	2,999,817
Sydney Capital Corp.:
0.58%, 5/25/10	650	649,434
0.53%, 6/16/10	2,000	1,997,762
Tempo Finance Corp., 0.23%, 4/08/10	15,000	14,999,329
Thames Asset Global Securitization No. 1, Inc., 0.18%, 4/12/10	5,000	4,999,725

	Par
Commercial Paper (concluded)	(000)	Value

Windmill Funding Corp., 0.19%, 4/16/10	$2,000	$1,999,842

Total Commercial Paper — 48.7%		138,570,637

Municipal Bonds

California HFA, RB, VRDN, Home Mortgage, Series U, AMT (LOC: FannieMae, FreddieMac), 0.27%, 4/07/10	3,000	3,000,000
California State Department of Water Resources, RB, VRDN, Series C-9, (LOC: Citibank NA), 0.29%, 4/07/10 (b)	5,000	5,000,000
City of Charlotte North Carolina, COP, Refunding, VRDN, NASCAR, Series D, (LOC: Bank of America NA), 0.27%, 4/07/10 (b)	7,800	7,800,000
Maryland Community Development Administration, RB, VRDN, Residential Housing, Series J, AMT (SBPA: State Street Bank & Trust), 0.31%, 4/07/10 (b)	3,000	3,000,000
New York City Industrial Development Agency, RB, VRDN, New York Law School Project, Series A, (LOC: JPMorgan Chase Bank NA), 0.29%, 4/07/10 (b)	2,245	2,245,000
New York State HFA, RB, VRDN (b):
10 Barclay Street, Series A, (LOC: Fannie Mae), 0.27%, 4/07/10	5,000	5,000,000
Biltmore Tower Housing, Series A, AMT (LOC: Fannie Mae), 0.25%, 4/07/10	3,000	3,000,000
Victory Housing, Series 2001, Series A, AMT (LOC: Fannie Mae), 0.27%, 4/07/10	5,000	5,000,000

Total Municipal Bonds — 12.0%		34,045,000

U.S. Government Sponsored Agency Obligations

Fannie Mae Discount Notes (a):
0.16%, 5/10/10	5,000	4,999,133
0.25%, 9/01/10	963	961,997
0.30%, 9/22/10	1,000	998,550
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AMT	Alternative Minimum Tax (subject to)
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
HFA	Housing Finance Agency
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-by Purchase Agreement
VRDN	Variable Rate Demand Notes

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010	1

Schedule of Investments (concluded))	BlackRock Money Market V.I. Fund (Percentages shown are based on Net Assets)

	Par
U.S. Government Sponsored Agency Obligations	(000)	Value

Fannie Mae Variable Rate Notes, 0.20%, 8/05/10 (c)	$1,530	$1,529,808

Federal Home Loan Bank Variable Rate Notes (c):
0.10%, 7/09/10	3,005	3,004,836
0.20%, 10/08/10	2,000	1,999,687
0.23%, 10/06/11	3,000	2,998,169
Freddie Mac Discount Notes (a):
0.51%, 7/06/10	2,500	2,496,600
0.21%, 8/09/10	2,000	1,998,483
0.23%, 8/10/10	1,000	999,163
0.27%, 9/07/10	1,000	998,808
Freddie Mac Variable Rate Notes (c):
0.15%, 7/14/10	2,000	1,999,801
0.23%, 8/24/10	1,315	1,315,023
0.23%, 9/03/10	2,680	2,679,772
0.27%, 12/30/10	15,000	15,006,626
0.30%, 2/14/11	2,400	2,399,775
0.13%, 5/05/11	4,000	3,998,680
0.19%, 2/16/12	5,000	4,996,213

Total U.S. Government Sponsored Agency Obligations — 19.5%		55,381,124

U.S. Treasury Obligations
U.S. Treasury Bills (a):
0.31% - 0.39%, 7/15/10	15,300	15,285,065
0.47%, 7/29/10	570	569,115
0.16%, 8/05/10	5,250	5,247,014
0.17%, 8/12/10	5,000	4,996,823
0.23% - 0.32%, 8/26/10	3,800	3,795,847
0.19%, 9/02/10	3,000	2,997,626
0.24%, 9/30/10	2,835	2,831,560
0.32%, 11/18/10	5,000	4,989,894

Total U.S. Treasury Obligations — 14.3%		40,712,944

Repurchase Agreement
Deutsche Bank Securities, Inc., 0.02%, 4/01/10 (purchased on 3/31/10 to be repurchased at $11,680,006 collateralized by Freddie Mac, 3.63% due 6/08/12, par and fair value of $11,225,000, $11,917,453, respectively)	11,680	11,680,000

Value
Total Repurchase Agreements — 4.1%	$11,680,000

Total Investments (Cost — $290,389,705*) — 102.1%	290,389,705
Liabilities in Excess of Other Assets — (2.1)%	(5,871,149)

Net Assets — 100.0%	$284,518,556

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or range of discount rates paid at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	Variable rate security. Rate shown is as of report date.
•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Short-Term Securities[1]	—	$290,389,705	—	$290,389,705

Total	—	$290,389,705	—	$290,389,705

[1]	See above Schedule of Investments for values in each security type.

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.9%
Boeing Co.	11,630	$844,454
General Dynamics Corp.	5,928	457,642
Goodrich Corp.	1,933	136,315
Honeywell International, Inc.	11,763	532,511
ITT Corp.	2,810	150,644
L-3 Communications Holdings, Inc.	1,776	162,735
Lockheed Martin Corp.	4,845	403,201
Northrop Grumman Corp.	4,651	304,966
Precision Castparts Corp.	2,177	275,848
Raytheon Co.	5,846	333,923
Rockwell Collins, Inc.	2,383	149,152
United Technologies Corp.	14,364	1,057,334

		4,808,725

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	2,600	145,210
Expeditors International Washington, Inc.	3,300	121,836
FedEx Corp.	4,811	449,347
United Parcel Service, Inc., Class B	15,253	982,446

		1,698,839

Airlines — 0.1%
Southwest Airlines Co.	11,275	149,056

Auto Components — 0.2%
The Goodyear Tire & Rubber Co. (a)	3,634	45,934
Johnson Controls, Inc.	10,338	341,050

		386,984

Automobiles — 0.5%
Ford Motor Co. (a)(b)	51,747	650,460
Harley-Davidson, Inc.	3,652	102,511

		752,971

Beverages — 2.5%
Brown-Forman Corp., Class B	1,672	99,400
The Coca-Cola Co.	35,413	1,947,715
Coca-Cola Enterprises, Inc.	4,837	133,792
Constellation Brands, Inc., Class A (a)	3,100	50,964
Dr. Pepper Snapple Group, Inc.	3,900	137,163
Molson Coors Brewing Co., Class B	2,382	100,187
PepsiCo, Inc.	25,106	1,661,013

		4,130,234

Biotechnology — 1.5%
Amgen, Inc. (a)	15,045	899,089
Biogen Idec, Inc. (a)	4,126	236,667
Celgene Corp. (a)	7,063	437,624
Cephalon, Inc. (a)	1,171	79,370
Genzyme Corp. (a)	4,100	212,503
Gilead Sciences, Inc. (a)	13,906	632,445

		2,497,698

Building Products — 0.1%
Masco Corp.	5,551	86,152

Capital Markets — 2.7%
Ameriprise Financial, Inc.	3,895	176,677

Common Stocks	Shares	Value

Capital Markets (concluded)
The Bank of New York Mellon Corp.	18,630	$575,295
The Charles Schwab Corp.	15,020	280,724
E*Trade Financial Corp. (a)	24,457	40,354
Federated Investors, Inc., Class B	1,400	36,932
Franklin Resources, Inc.	2,279	252,741
The Goldman Sachs Group, Inc.	8,085	1,379,544
Invesco Ltd.	6,600	144,606
Janus Capital Group, Inc.	2,960	42,298
Legg Mason, Inc.	2,500	71,675
Morgan Stanley	21,479	629,120
Northern Trust Corp.	3,701	204,517
State Street Corp.	7,593	342,748
T. Rowe Price Group, Inc.	3,986	218,951

		4,396,182

Chemicals — 1.9%
Air Products & Chemicals, Inc.	3,289	243,222
Airgas, Inc.	1,300	82,706
CF Industries Holdings, Inc.	746	68,020
The Dow Chemical Co.	17,701	523,419
E.I. du Pont de Nemours & Co.	13,896	517,487
Eastman Chemical Co.	1,117	71,131
Ecolab, Inc.	3,691	162,219
FMC Corp.	1,100	66,594
International Flavors & Fragrances, Inc.	1,199	57,156
Monsanto Co.	8,404	600,214
PPG Industries, Inc.	2,543	166,312
Praxair, Inc.	4,706	390,598
Sigma-Aldrich Corp.	1,834	98,412

		3,047,490

Commercial Banks — 3.1%
BB&T Corp.	10,596	343,204
Comerica, Inc.	2,674	101,719
Fifth Third Bancorp	12,119	164,697
First Horizon National Corp. (a)	3,387	47,582
Huntington Bancshares, Inc.	10,905	58,560
KeyCorp	13,403	103,873
M&T Bank Corp. (b)	1,300	103,194
Marshall & Ilsley Corp.	7,900	63,595
The PNC Financial Services Group, Inc. (c)	7,948	474,496
Regions Financial Corp.	18,193	142,815
SunTrust Banks, Inc.	7,696	206,176
U.S. Bancorp	29,404	760,975
Wells Fargo & Co.	79,591	2,476,872
Zions Bancorporation	2,311	50,426

		5,098,184

Commercial Services & Supplies — 0.5%
Avery Dennison Corp.	1,667	60,696
Cintas Corp.	2,036	57,191
Iron Mountain, Inc.	2,784	76,282
Pitney Bowes, Inc.	3,215	78,607
R.R. Donnelley & Sons Co.	3,144	67,124
Republic Services, Inc., Class A	4,999	145,071
Stericycle, Inc. (a)	1,300	70,850

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010	1

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Commercial Services & Supplies (concluded)
Waste Management, Inc.	7,510	$258,569

		814,390

Communications Equipment — 2.5%
Cisco Systems, Inc. (a)	87,962	2,289,651
Harris Corp.	2,000	94,980
JDS Uniphase Corp. (a)	3,334	41,775
Juniper Networks, Inc. (a)	8,100	248,508
Motorola, Inc.	35,436	248,760
QUALCOMM, Inc.	25,819	1,084,140
Tellabs, Inc.	5,833	44,156

		4,051,970

Computers & Peripherals — 5.7%
Apple, Inc. (a)	13,931	3,272,810
Dell Inc. (a)	26,476	397,405
EMC Corp. (a)	31,672	571,363
Hewlett-Packard Co.	36,165	1,922,170
International Business Machines Corp.	19,956	2,559,357
Lexmark International, Inc., Class A (a)	1,207	43,548
NetApp, Inc. (a)	5,317	173,121
QLogic Corp. (a)	1,786	36,256
SanDisk Corp. (a)	3,500	121,205
Teradata Corp. (a)	2,600	75,114
Western Digital Corp. (a)	3,500	136,465

		9,308,814

Construction & Engineering — 0.2%
Fluor Corp.	2,757	128,228
Jacobs Engineering Group, Inc. (a)	1,900	85,861
Quanta Services, Inc. (a)	3,354	64,263

		278,352

Construction Materials — 0.1%
Vulcan Materials Co.	1,950	92,118

Consumer Finance — 0.8%
American Express Co.	18,400	759,184
Capital One Financial Corp.	7,057	292,230
Discover Financial Services, Inc.	8,281	123,387
SLM Corp. (a)	7,423	92,936

		1,267,737

Containers & Packaging — 0.2%
Ball Corp.	1,436	76,654
Bemis Co.	1,723	49,484
Owens-Illinois, Inc. (a)	2,600	92,404
Pactiv Corp. (a)	2,067	52,047
Sealed Air Corp.	2,420	51,014

		321,603

Distributors — 0.1%
Genuine Parts Co.	2,438	102,981

Diversified Consumer Services — 0.2%
Apollo Group, Inc., Class A (a)	2,000	122,580
DeVry, Inc.	975	63,570

Common Stocks	Shares	Value

Diversified Consumer Services (concluded)
H&R Block, Inc.	5,162	$91,884

		278,034

Diversified Financial Services — 4.5%
Bank of America Corp.	154,121	2,751,060
CME Group, Inc.	1,022	323,064
Citigroup, Inc.	301,867	1,222,561
IntercontinentalExchange, Inc. (a)	1,146	128,558
JPMorgan Chase & Co.	61,037	2,731,406
Leucadia National Corp.	2,996	74,331
Moody’s Corp.	3,004	89,369
The NASDAQ Stock Market, Inc. (a)	2,200	46,464
NYSE Euronext	4,000	118,440

		7,485,253

Diversified Telecommunication Services — 2.5%
AT&T Inc.	90,702	2,343,740
CenturyTel, Inc.	4,605	163,293
Frontier Communications Corp.	4,703	34,990
Qwest Communications International, Inc.	22,696	118,473
Verizon Communications, Inc.	43,618	1,353,031
Windstream Corp.	7,102	77,341

		4,090,868

Electric Utilities — 1.8%
Allegheny Energy, Inc.	2,605	59,915
American Electric Power Co., Inc.	7,318	250,129
Duke Energy Corp.	20,031	326,906
Edison International	4,996	170,713
Entergy Corp.	2,935	238,762
Exelon Corp.	10,178	445,898
FPL Group, Inc.	6,314	305,156
FirstEnergy Corp.	4,688	183,254
Northeast Utilities, Inc.	2,785	76,977
PPL Corp.	5,758	159,554
Pepco Holdings, Inc.	3,400	58,310
Pinnacle West Capital Corp.	1,524	57,501
Progress Energy, Inc.	4,329	170,390
The Southern Co.	12,604	417,949

		2,921,414

Electrical Equipment — 0.5%
Emerson Electric Co.	11,550	581,427
First Solar, Inc. (a)(b)	747	91,620
Rockwell Automation, Inc.	2,183	123,034
Roper Industries, Inc.	1,486	85,950

		882,031

Electronic Equipment, Instruments & Components — 0.6%
Agilent Technologies, Inc. (a)	5,412	186,119
Amphenol Corp., Class A	2,713	114,461
Corning, Inc.	23,958	484,191
Flir Systems, Inc. (a)	2,300	64,860
Jabil Circuit, Inc.	2,915	47,194
Molex, Inc.	2,063	43,034

		939,859

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Energy Equipment & Services — 1.8%
BJ Services Co.	4,500	$96,300
Baker Hughes, Inc.	4,792	224,457
Cameron International Corp. (a)	3,800	162,868
Diamond Offshore Drilling, Inc.	1,068	94,849
FMC Technologies, Inc. (a)	1,900	122,797
Halliburton Co.	13,904	418,928
Helmerich & Payne, Inc.	1,624	61,842
Nabors Industries Ltd. (a)	4,392	86,215
National Oilwell Varco, Inc.	6,402	259,793
Rowan Cos., Inc. (a)	1,735	50,506
Schlumberger Ltd.	18,383	1,166,585
Smith International, Inc.	3,800	162,716

		2,907,856

Food & Staples Retailing — 2.6%
CVS Caremark Corp.	21,362	780,995
Costco Wholesale Corp.	6,787	405,252
The Kroger Co.	9,926	214,997
Safeway, Inc.	5,973	148,489
SUPERVALU, Inc.	3,238	54,010
SYSCO Corp.	9,071	267,594
Wal-Mart Stores, Inc.	32,816	1,824,570
Walgreen Co.	15,135	561,357
Whole Foods Market, Inc. (a)	2,617	94,604

		4,351,868

Food Products — 1.7%
Archer-Daniels-Midland Co.	9,882	285,590
Campbell Soup Co.	2,893	102,268
ConAgra Foods, Inc.	6,832	171,278
Dean Foods Co. (a)	2,700	42,363
General Mills, Inc.	5,077	359,401
H.J. Heinz Co.	4,849	221,163
The Hershey Co.	2,548	109,080
Hormel Foods Corp.	1,100	46,211
The J.M. Smucker Co.	1,800	108,468
Kellogg Co.	3,889	207,789
Kraft Foods, Inc.	26,671	806,531
McCormick & Co., Inc.	2,000	76,720
Sara Lee Corp.	10,617	147,895
Tyson Foods, Inc., Class A	4,783	91,594

		2,776,351

Gas Utilities — 0.2%
EQT Corp.	2,209	90,569
Nicor, Inc.	729	30,560
Oneok, Inc.	1,621	73,998
Questar Corp.	2,700	116,640

		311,767

Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	9,258	538,816
Becton Dickinson & Co.	3,621	285,081
Boston Scientific Corp. (a)	23,125	166,963
C.R. Bard, Inc.	1,454	125,946
CareFusion Corp. (a)	2,724	71,995
Dentsply International, Inc.	2,300	80,155
Hospira, Inc. (a)	2,542	144,004
Intuitive Surgical, Inc. (a)	601	209,226

Common Stocks	Shares	Value

Health Care Equipment & Supplies (concluded)
Medtronic, Inc.	16,971	$764,204
St. Jude Medical, Inc. (a)	5,000	205,250
Stryker Corp.	4,385	250,910
Varian Medical Systems, Inc. (a)	1,900	105,127
Zimmer Holdings, Inc. (a)	3,272	193,702

		3,141,379

Health Care Providers & Services — 2.1%
Aetna, Inc.	6,672	234,254
AmerisourceBergen Corp.	4,338	125,455
Cardinal Health, Inc.	5,537	199,498
Cigna Corp.	4,189	153,234
Coventry Health Care, Inc. (a)	2,350	58,092
DaVita, Inc. (a)	1,600	101,440
Express Scripts, Inc. (a)	4,251	432,582
Humana, Inc. (a)	2,657	124,268
Laboratory Corp. of America Holdings (a)	1,600	121,136
McKesson Corp.	4,107	269,912
Medco Health Solutions, Inc. (a)	7,129	460,248
Patterson Cos., Inc.	1,400	43,470
Quest Diagnostics, Inc.	2,309	134,592
Tenet Healthcare Corp. (a)	6,612	37,821
UnitedHealth Group, Inc.	17,783	580,970
WellPoint, Inc. (a)	6,820	439,071

		3,516,043

Hotels, Restaurants & Leisure — 1.5%
Carnival Corp.	6,673	259,446
Darden Restaurants, Inc.	2,161	96,251
International Game Technology	4,608	85,018
Marriott International, Inc., Class A	3,916	123,432
McDonald’s Corp.	16,530	1,102,881
Starbucks Corp. (a)	11,444	277,746
Starwood Hotels & Resorts Worldwide, Inc.	2,909	135,676
Wyndham Worldwide Corp.	2,765	71,143
Wynn Resorts Ltd.	1,061	80,456
Yum! Brands, Inc.	7,184	275,363

		2,507,412

Household Durables — 0.4%
D.R. Horton, Inc.	4,200	52,920
Fortune Brands, Inc.	2,299	111,524
Harman International Industries, Inc.	1,100	51,458
Leggett & Platt, Inc.	2,355	50,962
Lennar Corp., Class A	2,450	42,165
Newell Rubbermaid, Inc.	4,285	65,132
Pulte Group, Inc. (a)	4,799	53,989
Stanley Black & Decker, Inc.	2,419	138,868
Whirlpool Corp.	1,170	102,082

		669,100

Household Products — 2.4%
Clorox Co.	2,168	139,056
Colgate-Palmolive Co.	7,585	646,697
Kimberly-Clark Corp.	6,421	403,752

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010	3

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Household Products (concluded)
The Procter & Gamble Co.	44,623	$2,823,297

		4,012,802

IT Services — 1.5%
Automatic Data Processing, Inc.	7,755	344,865
Cognizant Technology Solutions Corp. (a)	4,597	234,355
Computer Sciences Corp. (a)	2,400	130,776
Fidelity National Information Services, Inc.	5,110	119,778
Fiserv, Inc. (a)	2,355	119,540
MasterCard, Inc., Class A	1,475	374,650
Paychex, Inc.	4,960	152,272
SAIC, Inc. (a)	4,600	81,420
Total System Services, Inc.	3,000	46,980
Visa, Inc., Class A	6,858	624,284
The Western Union Co.	10,608	179,912

		2,408,832

Independent Power Producers & Energy Traders — 0.2%
The AES Corp. (a)	10,270	112,970
Constellation Energy Group, Inc.	3,089	108,455
NRG Energy, Inc. (a)	1,985	41,486

		262,911

Industrial Conglomerates — 2.4%
3M Co.	10,935	913,838
General Electric Co.	163,943	2,983,762
Textron, Inc.	4,160	88,317

		3,985,917

Insurance — 3.8%
AON Corp.	4,100	175,111
Aflac, Inc.	7,242	393,168
The Allstate Corp.	8,245	266,396
American International Group, Inc. (a)(b)	2,025	69,134
Assurant, Inc.	1,800	61,884
Berkshire Hathaway, Inc. (a)	25,432	2,066,859
Chubb Corp.	5,048	261,739
Cincinnati Financial Corp.	2,466	71,267
Genworth Financial, Inc., Class A (a)	7,500	137,550
Hartford Financial Services Group, Inc.	6,814	193,654
Lincoln National Corp.	4,652	142,816
Loews Corp.	5,451	203,213
Marsh & McLennan Cos., Inc.	8,264	201,807
MetLife, Inc.	12,553	544,047
Principal Financial Group, Inc.	4,900	143,129
The Progressive Corp.	10,400	198,536
Prudential Financial, Inc.	7,187	434,813
Torchmark Corp.	1,297	69,402
The Travelers Cos., Inc.	7,890	425,587
UnumProvident Corp.	5,089	126,055
XL Capital Ltd., Class A	5,255	99,320

		6,285,487

Common Stocks	Shares	Value

Internet & Catalog Retail — 0.6%
Amazon.com, Inc. (a)	5,259	$713,804
Expedia, Inc.	3,200	79,872
Priceline.com, Inc. (a)	700	178,500

		972,176

Internet Software & Services — 1.8%
Akamai Technologies, Inc. (a)	2,600	81,666
eBay, Inc. (a)	17,300	466,235
Google, Inc., Class A (a)	3,710	2,103,607
VeriSign, Inc. (a)	2,818	73,296
Yahoo! Inc. (a)	18,260	301,838

		3,026,642

Leisure Equipment & Products — 0.1%
Eastman Kodak Co. (a)	4,011	23,224
Hasbro, Inc.	1,945	74,454
Mattel, Inc.	5,580	126,889

		224,567

Life Sciences Tools & Services — 0.4%
Life Technologies Corp. (a)	2,760	144,265
Millipore Corp. (a)	861	90,922
PerkinElmer, Inc.	1,809	43,235
Thermo Fisher Scientific, Inc. (a)	6,337	325,975
Waters Corp. (a)	1,438	97,123

		701,520

Machinery — 1.7%
Caterpillar, Inc.	9,584	602,354
Cummins, Inc.	3,080	190,806
Danaher Corp.	4,031	322,117
Deere & Co.	6,476	385,063
Dover Corp.	2,834	132,490
Eaton Corp.	2,568	194,577
Flowserve Corp.	858	94,612
Illinois Tool Works, Inc.	5,932	280,940
PACCAR, Inc.	5,603	242,834
Pall Corp.	1,810	73,287
Parker Hannifin Corp.	2,502	161,979
Snap-On, Inc.	841	36,449

		2,717,508

Media — 3.0%
CBS Corp., Class B	10,303	143,624
Comcast Corp., Class A	43,593	820,420
DIRECTV, Class A (a)	14,366	485,715
Discovery Communications, Inc., Class A (a)	4,356	147,189
Gannett Co., Inc.	3,647	60,248
Interpublic Group of Cos., Inc. (a)	7,392	61,501
The McGraw-Hill Cos., Inc.	4,804	171,263
Meredith Corp.	632	21,747
The New York Times Co., Class A (a)	1,677	18,665
News Corp., Class A	34,500	497,145
Omnicom Group, Inc.	4,769	185,085
Scripps Networks Interactive	1,400	62,090
Time Warner Cable, Inc.	5,392	287,448
Time Warner, Inc.	17,671	552,572

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Media (concluded)
Viacom, Inc., Class B (a)	9,303	$319,837
Walt Disney Co.	29,797	1,040,213
The Washington Post Co, Class B	93	41,309

		4,916,071

Metals & Mining — 1.1%
AK Steel Holding Corp.	1,700	38,862
Alcoa, Inc.	15,675	223,212
Allegheny Technologies, Inc.	1,557	84,062
Cliffs Natural Resources, Inc.	2,078	147,434
Freeport-McMoRan Copper & Gold, Inc., Class B	6,616	552,701
Newmont Mining Corp.	7,503	382,128
Nucor Corp.	4,840	219,639
Titanium Metals Corp. (a)	1,200	19,908
United States Steel Corp.	2,189	139,045

		1,806,991

Multi-Utilities — 1.3%
Ameren Corp.	3,597	93,810
CMS Energy Corp.	3,554	54,945
CenterPoint Energy, Inc.	6,129	88,012
Consolidated Edison, Inc.	4,371	194,684
DTE Energy Co.	2,523	112,526
Dominion Resources, Inc.	9,222	379,116
Integrys Energy Group, Inc.	1,152	54,582
NiSource, Inc.	4,211	66,534
PG&E Corp.	5,681	240,988
Public Service Enterprise Group, Inc.	7,728	228,131
SCANA Corp.	1,713	64,392
Sempra Energy	3,817	190,468
TECO Energy, Inc.	3,315	52,675
Wisconsin Energy Corp.	1,800	88,938
Xcel Energy, Inc.	6,984	148,061

		2,057,862

Multiline Retail — 0.9%
Big Lots, Inc. (a)	1,245	45,343
Family Dollar Stores, Inc.	2,127	77,869
JCPenney Co., Inc.	3,635	116,938
Kohl’s Corp. (a)	4,725	258,835
Macy’s, Inc.	6,506	141,636
Nordstrom, Inc.	2,568	104,903
Sears Holdings Corp. (a)	746	80,889
Target Corp.	11,534	606,688

		1,433,101

Office Electronics — 0.1%
Xerox Corp.	20,770	202,507

Oil, Gas & Consumable Fuels — 8.9%
Anadarko Petroleum Corp.	7,536	548,847
Apache Corp.	5,166	524,349
Cabot Oil & Gas Corp., Class A	1,600	58,880
Chesapeake Energy Corp.	10,000	236,400
Chevron Corp.	30,874	2,341,176
ConocoPhillips	22,824	1,167,904
Consol Energy, Inc.	2,800	119,448
Denbury Resources, Inc. (a)	6,077	102,519

Common Stocks	Shares	Value

Oil, Gas & Consumable Fuels (concluded)
Devon Energy Corp.	6,877	$443,085
EOG Resources, Inc.	3,885	361,072
El Paso Corp.	10,712	116,118
Exxon Mobil Corp.	72,532	4,858,193
Hess Corp.	4,474	279,849
Marathon Oil Corp.	10,880	344,243
Massey Energy Co.	1,460	76,343
Murphy Oil Corp.	2,900	162,951
Noble Energy, Inc.	2,700	197,100
Occidental Petroleum Corp.	12,458	1,053,199
Peabody Energy Corp.	4,100	187,370
Pioneer Natural Resources Co.	1,800	101,376
Range Resources Corp.	2,400	112,488
Southwestern Energy Co. (a)	5,300	215,816
Spectra Energy Corp.	9,965	224,512
Sunoco, Inc.	1,756	52,171
Tesoro Corp.	2,100	29,190
Valero Energy Corp.	8,700	171,390
Williams Cos., Inc.	9,007	208,062
XTO Energy, Inc.	8,962	422,827

		14,716,878

Paper & Forest Products — 0.2%
International Paper Co.	6,624	163,017
MeadWestvaco Corp.	2,642	67,503
Weyerhaeuser Co.	3,229	146,177

		376,697

Personal Products — 0.3%
Avon Products, Inc.	6,594	223,339
The Estée Lauder Cos., Inc., Class A	1,800	116,766
Mead Johnson Nutrition Co.	3,100	161,293

		501,398

Pharmaceuticals — 6.0%
Abbott Laboratories	23,820	1,254,838
Allergan, Inc.	4,754	310,531
Bristol-Myers Squibb Co.	26,263	701,222
Eli Lilly & Co.	15,548	563,149
Forest Laboratories, Inc. (a)	4,618	144,821
Johnson & Johnson	42,277	2,756,460
King Pharmaceuticals, Inc. (a)	3,916	46,052
Merck & Co, Inc.	47,861	1,787,608
Mylan, Inc.	4,730	107,418
Pfizer, Inc.	124,081	2,127,989
Watson Pharmaceuticals, Inc. (a)	1,640	68,503

		9,868,591

Professional Services — 0.1%
Dun & Bradstreet Corp.	800	59,536
Equifax, Inc.	1,979	70,848
Monster Worldwide, Inc. (a)	1,971	32,738
Robert Half International, Inc.	2,286	69,563

		232,685

Real Estate Investment Trusts (REITs) — 1.2%
Apartment Investment & Management Co., Class A	1,800	33,138
AvalonBay Communities, Inc.	1,244	107,419

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010	5

Schedule of Investments (continued)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Boston Properties, Inc.	2,165	$163,328
Equity Residential	4,331	169,559
HCP, Inc.	4,500	148,500
Health Care REIT, Inc.	1,909	86,344
Host Marriott Corp.	10,036	147,027
Kimco Realty Corp.	6,100	95,404
Plum Creek Timber Co., Inc.	2,500	97,275
ProLogis	7,200	95,040
Public Storage	2,100	193,179
Simon Property Group, Inc.	4,458	374,026
Ventas, Inc.	2,400	113,952
Vornado Realty Trust	2,452	185,617

		2,009,808

Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc. (a)	4,000	63,400

Road & Rail — 0.7%
CSX Corp.	6,008	305,807
Norfolk Southern Corp.	5,686	317,791
Ryder System, Inc.	821	31,822
Union Pacific Corp.	7,783	570,494

		1,225,914

Semiconductors & Semiconductor Equipment — 2.5%
Advanced Micro Devices, Inc. (a)	8,572	79,462
Altera Corp.	4,569	111,072
Analog Devices, Inc.	4,638	133,667
Applied Materials, Inc.	20,757	279,804
Broadcom Corp., Class A	6,597	218,889
Intel Corp.	84,888	1,889,607
KLA-Tencor Corp.	2,600	80,392
LSI Corp. (a)	9,896	60,564
Linear Technology Corp.	3,464	97,962
MEMC Electronic Materials, Inc. (a)	3,643	55,847
Microchip Technology, Inc.	2,800	78,848
Micron Technology, Inc. (a)	12,926	134,301
National Semiconductor Corp.	3,741	54,057
Novellus Systems, Inc. (a)	1,442	36,050
Nvidia Corp. (a)	8,500	147,730
Teradyne, Inc. (a)	2,638	29,467
Texas Instruments, Inc.	19,079	466,863
Xilinx, Inc.	4,213	107,432

		4,062,014

Software — 4.0%
Adobe Systems, Inc. (a)	8,060	285,082
Autodesk, Inc. (a)	3,552	104,500
BMC Software, Inc. (a)	2,801	106,438
CA, Inc.	6,046	141,900
Citrix Systems, Inc. (a)	2,829	134,293
Compuware Corp. (a)	3,418	28,711
Electronic Arts, Inc. (a)	5,000	93,300
Intuit, Inc. (a)	4,886	167,785
McAfee, Inc. (a)	2,400	96,312
Microsoft Corp. (d)	117,223	3,431,117
Novell, Inc. (a)	5,582	33,436
Oracle Corp.	60,085	1,543,584
Red Hat, Inc. (a)	2,900	84,883
Salesforce.com, Inc. (a)	1,700	126,565

Common Stocks	Shares	Value

Software (concluded)
Symantec Corp. (a)	12,430	$210,315

		6,588,221

Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A	1,400	63,896
AutoNation, Inc. (a)	1,483	26,813
AutoZone, Inc. (a)	456	78,929
Bed Bath & Beyond, Inc. (a)	4,048	177,140
Best Buy Co., Inc.	5,218	221,974
GameStop Corp., Class A (a)	2,500	54,775
The Gap, Inc.	7,303	168,772
Home Depot, Inc.	26,159	846,244
Limited Brands, Inc.	4,079	100,425
Lowe’s Cos., Inc.	22,622	548,357
O’Reilly Automotive, Inc. (a)	2,100	87,591
Office Depot, Inc. (a)	4,340	34,633
RadioShack Corp.	1,883	42,612
Ross Stores, Inc.	1,900	101,593
The Sherwin-Williams Co.	1,414	95,700
Staples, Inc.	11,303	264,377
TJX Cos., Inc.	6,456	274,509
Tiffany & Co.	1,947	92,463
Urban Outfitters, Inc. (a)	2,000	76,060

		3,356,863

Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.	4,827	190,763
Nike, Inc., Class B	5,991	440,338
Polo Ralph Lauren Corp.	900	76,536
VF Corp.	1,359	108,924

		816,561

Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	7,200	101,952
People’s United Financial, Inc.	5,800	90,712

		192,664

Tobacco — 1.5%
Altria Group, Inc.	31,889	654,362
Lorillard, Inc.	2,378	178,921
Philip Morris International, Inc.	28,897	1,507,268
Reynolds American, Inc.	2,600	140,348

		2,480,899

Trading Companies & Distributors — 0.1%
Fastenal Co.	2,000	95,980
W.W. Grainger, Inc.	946	102,282

		198,262

Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A (a)	6,200	264,182
MetroPCS Communications, Inc. (a)	4,100	29,028
Sprint Nextel Corp. (a)	46,091	175,146

		468,356

Total Long-Term Investments (Cost — $100,879,973) — 98.6%		162,243,820

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (concluded)	BlackRock S&P 500 Index V.I. Fund (Percentages shown are based on Net Assets)

	Shares	Value

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (c)(e)	2,243,334	$2,243,334

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC, Money Market Series, 0.22% (c)(e)(f)	$937	937,250

Total Short-Term Securities (Cost — $3,180,584) — 1.9%		3,180,584

Total Investments (Cost — $104,060,557*) — 100.5%		165,424,404
Liabilities in Excess of Other Assets — (0.5)%		(829,230)

Net Assets — 100.0%		$164,595,174

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$111,775,415

Gross unrealized appreciation	$64,003,441
Gross unrealized depreciation	(10,354,452)

Net unrealized appreciation	$53,648,989

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

			Sales
Affiliate	Purchase Cost		Cost	Realized Loss	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$1,530,306	[1]	—	—	$534
BlackRock Liquidity Series, LLC, Money Market Series	$730,275	[1]	—	—	$1,013
The PNC Financial Services Group, Inc.	$48,312		$29,439	$(8,590)	$735

[1]	Represents net purchase cost.

(d)	All or a portion of security has been pledged as collateral in connection with open financial future contracts.

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.

•	Financial futures contracts purchased as of March 31, 2010 were as follows:

		Expiration	Notional	Unrealized
Contracts	Issue	Date	Value	Appreciation

41	S&P 500 E-MINI	June 2010	$2,344,072	$44,588

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Funds’ most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Investments in Securities
Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$162,243,820	—	—	$162,243,820
Short-Term Securities	2,243,334	$937,250	—	3,180,584

Total	$164,487,154	$937,250	—	$165,424,404

[1]	See above Schedule of Investments for values in each industry.
Derivative Financial Instruments2

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Equity contracts	$44,588	—	—	$44,588
Liabilities	—	—	—	—

Total	$44,588	—	—	$44,588

[2]	Derivative financial instruments are financial futures contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010	7

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)		Value

ACE Securities Corp. (a):
Series 2003-OP1, Class A2, 0.61%, 12/25/33	USD	122	$83,032
Series 2005-ASP1, Class M1, 0.93%, 9/25/35		2,000	459,000
Bear Stearns Asset-Backed Securities Trust (a):
Series 2005-4, Class A, 0.58%, 1/25/36		175	171,990
Series 2005-HE10, Class A2, 0.54%, 11/25/35		114	114,013
Series 2005-SD1, Class 1A2, 0.55%, 7/25/27		472	455,251
Series 2006-HE8, Class 1A1, 0.32%, 10/25/36		178	175,069
Chase Issuance Trust, Series 2009-A7, Class A7, 0.68%, 9/17/12 (a)		2,045	2,048,051
Countrywide Asset-Backed Certificates (a):
Series 2003-BC3, Class A2, 0.87%, 9/25/33		172	138,266
Series 2004-5, Class A, 0.70%, 10/25/34		285	240,493
Series 2004-13, Class AF4, 4.58%, 1/25/33		1,245	1,208,003
Series 2007-1, Class 2A1, 0.30%, 7/25/37		1,184	1,139,624
IXIS Real Estate Capital Trust, Series 2007-HE1, Class A1, 0.31%, 5/25/37 (a)		735	217,677
Irwin Home Equity Corp., Series 2005-C, Class 1A1, 0.51%, 4/25/30 (a)		37	36,664
JPMorgan Mortgage Acquisition Corp., Series 2006-HE3, Class A2, 0.32%, 11/25/36 (a)		27	26,360
Lehman XS Trust, Series 2005-5N, Class 3A2, 0.61%, 11/25/35 (a)		808	285,395
Morgan Stanley ABS Capital I (a):
Series 2005-HE1, Class A2MZ, 0.55%, 12/25/34		156	131,474
Series 2007-NC1, Class A2A, 0.30%, 11/25/36		153	150,462
New Century Home Equity Loan Trust, Series 2005-2, Class A2MZ, 0.51%, 6/25/35 (a)		487	445,759
Option One Mortgage Loan Trust, Series 2003-4, Class A2, 0.89%, 7/25/33 (a)		448	316,127
RAAC, Series 2005-SP2, Class 2A, 0.55%, 6/25/44 (a)		1,570	846,139

	Par
Asset-Backed Securities	(000)		Value

Residential Asset Securities Corp., Series 2003-KS5, Class AIIB, 0.54%, 7/25/33 (a)	USD	187	$110,818
SLM Student Loan Trust (a):
Series 2002-1, Class A2, 0.36%, 4/25/17		899	897,007
Series 2005-4, Class A2, 0.33%, 4/26/21		550	547,979
Series 2008-5, Class A2, 1.35%, 10/25/16		2,770	2,815,540
Series 2008-5, Class A3, 1.55%, 1/25/18		700	722,309
Series 2008-5, Class A4, 1.95%, 7/25/23		1,890	1,998,200
Structured Asset Securities Corp., Series 2004-23XS, Class 2A1, 0.55%, 1/25/35 (a)		516	319,603
USAA Auto Owner Trust, Series 2006-4, Class A4, 4.98%, 10/15/12		2,373	2,418,380

Total Asset-Backed Securities — 9.3%			18,518,685

Corporate Bonds

Aerospace & Defense — 0.0%
L-3 Communications Corp., 5.88%, 1/15/15		70	71,225

Air Freight & Logistics — 0.0%
United Parcel Service, Inc., 6.20%, 1/15/38		40	43,536

Airlines — 0.5%
American Airlines, Inc., Series 2003-1, 3.86%, 1/09/12		337	334,861
Continental Airlines, Inc., Series 2002-1, 6.56%, 8/15/13		600	594,000

			928,861

Beverages — 1.2%
Anheuser-Busch InBev Worldwide, Inc., 3.00%, 10/15/12		2,125	2,182,033
PepsiCo.,Inc., 4.50%, 1/15/20		200	202,262

			2,384,295

Capital Markets — 2.1%
CDP Financial, Inc., 3.00%, 11/25/14 (b)		1,165	1,147,104
The Goldman Sachs Group, Inc.:
5.25%, 10/15/13		600	644,956
5.38%, 3/15/20		700	693,526
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

EUR	Euro
GBP	British Pound
GO	General Obligation
LIBOR	London InterBank Offered Rate
RB	Revenue Bonds
STRIPS	Separately Traded Registered Interest and Principal Securities
USD	US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 1

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Capital Markets (concluded)
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (c)(d)	USD	1,025	$2,562
Morgan Stanley:
0.50%, 1/09/12 (a)		145	143,360
4.20%, 11/20/14		240	240,529
6.25%, 8/28/17		115	120,705
5.63%, 9/23/19		230	229,189
Series F, 5.55%, 4/27/17		905	925,579

			4,147,510

Chemicals — 0.3%
Huntsman International LLC:
7.88%, 11/15/14		350	353,500
7.38%, 1/01/15		105	104,213
NOVA Chemicals Corp.:
6.50%, 1/15/12		80	82,000
3.65%, 11/15/13 (a)		175	164,937

			704,650

Commercial Banks — 2.5%
Corporacion Andina de Fomento, 6.88%, 3/15/12		810	875,713
Dexia Credit Local SA, 2.00%, 3/05/13 (b)		615	611,015
Eksportfinans ASA:
1.88%, 4/02/13		1,620	1,613,732
3.00%, 11/17/14		890	893,419
5.50%, 5/25/16		700	770,989
Royal Bank of Scotland Group Plc, 2.63%, 5/11/12 (b)		200	204,193

			4,969,061

Computers & Peripherals — 0.2%
Seagate Technology International, 10.00%, 5/01/14 (b)		380	430,350

Consumer Finance — 0.3%
SLM Corp., 5.40%, 10/25/11		625	630,864

Containers & Packaging — 0.2%
Ball Corp.:
7.13%, 9/01/16		175	185,938
7.38%, 9/01/19		175	184,406

			370,344

Diversified Financial Services — 1.5%
FCE Bank Plc:
7.88%, 2/15/11	GBP	300	464,900
7.13%, 1/15/13	EUR	100	138,442
General Electric Capital Corp., 6.15%, 8/07/37	USD	440	430,279
JPMorgan Chase & Co., 0.90%, 2/26/13 (a)		330	331,678
JPMorgan Chase Bank NA:
6.00%, 7/05/17		805	858,072
Series BKNT, 6.00%, 10/01/17		745	794,291

			3,017,662

	Par
Corporate Bonds	(000)		Value

Diversified Telecommunication Services — 2.2%
AT&T Inc., 6.50%, 9/01/37	USD	1,350	$1,399,868
New Communications Holdings, Inc., 8.25%, 4/15/17 (b)(e)		200	203,500
Qwest Communications International, Inc.:
7.50%, 2/15/14		100	101,750
Series B, 7.50%, 2/15/14		40	40,700
Qwest Corp., 8.88%, 3/15/12		75	82,125
Telefonica Emisiones SAU, 4.95%, 1/15/15		700	739,164
Verizon Communications, Inc., 8.75%, 11/01/18 (f)		1,450	1,819,039

			4,386,146

Electric Utilities — 0.4%
Florida Power & Light Co., 5.95%, 2/01/38		375	384,416
Florida Power Corp., 6.40%, 6/15/38		225	244,700
Southern California Edison Co., Series 08-A, 5.95%, 2/01/38		225	233,841

			862,957

Food Products — 1.0%
Kraft Foods, Inc.:
6.50%, 8/11/17		1,185	1,327,381
5.38%, 2/10/20		495	503,096
6.50%, 2/09/40		125	129,535

			1,960,012

Health Care Equipment & Supplies — 0.2%
CareFusion Corp., 6.38%, 8/01/19		325	355,405

Health Care Providers & Services — 0.2%
HCA, Inc., 7.25%, 9/15/20 (b)		495	501,806

Hotels, Restaurants & Leisure — 0.2%
Wendy’s International, Inc., 6.25%, 11/15/11		435	453,488

Household Durables — 1.7%
Centex Corp., 5.13%, 10/01/13		764	779,280
D.R. Horton, Inc.:
6.88%, 5/01/13		630	659,925
6.13%, 1/15/14		705	719,981
5.63%, 9/15/14		185	183,150
KB Home, 6.38%, 8/15/11		111	113,498
Lennar Corp., Series B, 5.60%, 5/31/15		290	275,500
Pulte Homes, Inc., 5.20%, 2/15/15		215	206,131
Ryland Group, Inc., 5.38%, 5/15/12		195	196,950
Toll Brothers Finance Corp., 4.95%, 3/15/14		180	182,279

			3,316,694

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

IT Services — 0.7%
First Data Corp.:
9.88%, 9/24/15	USD	240	$204,600
9.88%, 9/24/15 (b)		455	392,437
Sabre Holdings Corp., 8.35%, 3/15/16		810	769,500

			1,366,537

Independent Power Producers & Energy Traders — 0.4%
TXU Corp., 5.55%, 11/15/14		940	686,200
Texas Competitive Electric Holdings Co LLC, Series B, 10.25%, 11/01/15		163	113,285

			799,485

Insurance — 2.0%
Hartford Life Global Funding Trusts, 0.44%, 6/16/14 (a)		1,275	1,183,380
Metropolitan Life Global Funding I (b):
2.50%, 1/11/13		1,515	1,516,194
5.13%, 4/10/13 (f)		875	939,397
Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (b)		295	319,996

			3,958,967

Media — 3.2%
Clear Channel Worldwide Holdings, Inc. (b):
Series A, 9.25%, 12/15/17		117	121,534
Series B, 9.25%, 12/15/17		468	489,060
Comcast Corp.:
6.45%, 3/15/37		630	641,571
6.95%, 8/15/37		90	97,364
6.40%, 3/01/40		125	127,054
Cox Communications, Inc., 8.38%, 3/01/39 (b)		475	594,082
News America Holdings, Inc., 9.25%, 2/01/13		330	387,761
News America, Inc.:
6.40%, 12/15/35		390	398,249
6.75%, 1/09/38		555	582,062
Rainbow National Services LLC, 10.38%, 9/01/14 (b)		490	516,338
Time Warner Cable, Inc., 5.85%, 5/01/17		340	364,055
Time Warner Cos., Inc., 9.13%, 1/15/13		1,790	2,091,225

			6,410,355

Metals & Mining — 0.3%
Teck Resources Ltd., 10.75%, 5/15/19		465	569,625

Oil, Gas & Consumable Fuels — 3.8%
BP Capital Markets Plc, 3.13%, 3/10/12		915	947,857

	Par
Corporate Bonds	(000)		Value

Oil, Gas & Consumable Fuels (concluded)
Canadian Natural Resources Ltd., 6.50%, 2/15/37	USD	360	$381,986
Cenovus Energy, Inc., 6.75%, 11/15/39 (b)		335	363,329
ConocoPhillips, 4.60%, 1/15/15		1,130	1,211,910
Enterprise Products Operating LLC, 6.13%, 10/15/39		275	270,388
MidAmerican Energy Holdings Co., 5.95%, 5/15/37		800	787,564
Nexen, Inc., 6.40%, 5/15/37		450	453,611
Petrobras International Finance Co.:
5.88%, 3/01/18		45	46,996
5.75%, 1/20/20		1,055	1,080,838
Rockies Express Pipeline LLC, 3.90%, 4/15/15 (b)		390	384,639
Shell International Finance B.V., 4.00%, 3/21/14		1,050	1,104,944
Tennessee Gas Pipeline Co., 7.00%, 10/15/28		135	142,701
Valero Energy Corp., 6.63%, 6/15/37		450	427,975

			7,604,738

Paper & Forest Products — 0.2%
International Paper Co., 7.30%, 11/15/39		350	374,029

Pharmaceuticals — 1.6%
Eli Lilly & Co., 3.55%, 3/06/12		435	453,872
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13		650	704,536
Novartis Capital Corp., 2.90%, 4/24/15		800	794,415
Roche Holdings, Inc. (b):
2.26%, 2/25/11 (a)		215	218,902
5.00%, 3/01/14		950	1,026,123

			3,197,848

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc., 5.65%, 9/15/11		170	155,125

Road & Rail — 0.0%
The Hertz Corp., 8.88%, 1/01/14		90	92,475

Software — 0.3%
Oracle Corp., 5.75%, 4/15/18		470	515,500

Thrifts & Mortgage Finance — 0.4%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (b)		790	800,074

Tobacco — 0.3%
Philip Morris International, Inc., 4.50%, 3/26/20		630	614,664

Wireless Telecommunication Services — 2.4%
CellCo Partnership:
3.75%, 5/20/11		2,030	2,093,190
8.50%, 11/15/18		400	499,063

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 3

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Wireless Telecommunication Services (concluded)
Crown Castle Towers LLC, 6.11%, 1/15/40 (b)	USD	845	$883,904
Vodafone Group Plc, 4.15%, 6/10/14		1,200	1,246,110

			4,722,267

Total Corporate Bonds — 30.4%			60,716,555

Foreign Agency Obligations

Japan Finance Corp., 2.00%, 6/24/11		585	590,816
Landwirtschaftliche Rentenbank:
4.13%, 7/15/13		75	79,832
Series E, 5.25%, 7/02/12		260	281,538
Series E, 4.38%, 1/15/13		170	182,249
Series E, 4.00%, 2/02/15		150	157,735
Mexico Government International Bond, 6.38%, 1/16/13		596	661,560
Province of Ontario, Canada:
4.10%, 6/16/14		830	886,681
Series 1, 1.88%, 11/19/12		705	710,119
United Mexican States, Series A, 5.13%, 1/15/20		150	151,500

Total Foreign Agency Obligations — 1.9%			3,702,030

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 9.0%
CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1, 6.00%, 10/25/37		2,161	1,633,051
Countrywide Alternative Loan Trust, Series 2006-OC10, Class 2A1, 0.34%, 11/25/36 (a)		237	229,410
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5, Class 2A1, 0.45%, 4/25/46 (a)		361	181,727
Series 2006-0A5, Class 3A1, 0.45%, 4/25/46 (a)		654	357,636
Series 2007-J3, Class A10, 6.00%, 7/25/37		1,576	1,170,039
Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21		363	269,282
First Horizon Asset Securities, Inc., Series 2005-AR3, Class 3A1, 5.49%, 8/25/35 (a)		387	341,811

	Par
Non-Agency Mortgage-Backed Securities	(000)		Value

Collateralized Mortgage Obligations (concluded)
Impac Secured Assets CMN Owner Trust (a):
Series 2004-3, Class 1A4, 0.65%, 11/25/34	USD	299	$267,335
Series 2004-3, Class M1, 0.85%, 11/25/34		2,200	605,185
JPMorgan Mortgage Trust:
Series 2006-S2, Class 2A2, 5.88%, 7/25/36		160	147,164
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		159	151,150
Residential Accredit Loans, Inc., Series 2006-Q02, Class A1, 0.47%, 2/25/46 (a)		499	198,102
Station Place Securitization Trust , Series 2009-1, Class A, 1.75%, 1/25/40 (a)(b)		945	942,638
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.64%, 4/25/37 (a)		2,490	1,682,449
Structured Asset Securities Corp., Series 2005-GEL2, Class A, 0.53%, 4/25/35 (a)		184	159,971
WaMu Mortgage Pass-Through Certificates, Series 2007-0A4, Class 1A, 1.25%, 5/25/47 (a)		411	243,906
Wells Fargo Mortgage-Backed Securities Trust (a):
Series 2005-AR15, Class 2A1, 5.10%, 9/25/35		3,166	2,946,663
Series 2006-AR2, Class 2A5, 4.99%, 3/25/36		1,924	1,594,016
Series 2006-AR3, Class A4, 5.66%, 3/25/36		2,386	1,836,286
Series 2006-AR4, Class 2A4, 5.75%, 4/25/36		400	329,774
Series 2006-AR12, Class 2A1, 6.07%, 9/25/36		547	461,727
Series 2006-AR15, Class A1, 5.57%, 10/25/36		2,718	2,327,104

			18,076,426

Commercial Mortgage-Backed Securities — 13.0%
Bank of America Commercial Mortgage, Inc., Series 2003-2, Class A3, 4.87%, 3/11/41 (a)		2,800	2,931,517
Bear Stearns Commercial Mortgage Securities:
Series 1998-C1, Class A2, 6.44%, 6/16/30		23	22,493
Series 2007-PW18, Class A4, 5.70%, 6/11/50		450	434,401
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A1, 4.11%, 12/15/35		754	772,890

4	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

	Par
Non-Agency Mortgage-Backed Securities	(000)		Value

Commercial Mortgage-Backed Securities (concluded)
Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	USD	230	$231,026
Commercial Mortgage Pass-Through Certificates, Series 2004-LB3A, Class A3, 5.09%, 7/10/37 (a)		815	840,027
First Union National Bank Commercial Mortgage:
Series 1999-C4, Class E, 7.81%, 12/15/31 (a)(b)		1,992	1,991,231
Series 2001-C2, Class B, 6.82%, 1/12/43		3,275	3,370,486
Greenwich Capital Commercial Funding Corp., Series 2004-GG1:
Class A4, 4.76%, 6/10/36		4,180	4,242,568
Class A5, 4.88%, 6/10/36		2,720	2,803,053
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB2, Class A3, 6.43%, 4/15/35		2,735	2,844,023
Wachovia Bank Commercial Mortgage Trust (a):
Series 2005-C20, Class A6A, 5.11%, 7/15/42		2,480	2,565,566
Series 2005-C21, Class A3, 5.21%, 10/15/44		775	785,097
Series 2006-C26, Class A3, 6.01%, 6/15/45		1,970	2,049,883

			25,884,261

Total Non-Agency Mortgage-Backed Securities — 22.0%			43,960,687

Preferred Securities

Capital Trusts

Capital Markets — 0.0%
Goldman Sachs Capital II, 5.79% (a)(g)		115	97,462
Lehman Brothers Holdings Capital Trust VII, 5.86% (c)(d)(g)		185	463

			97,925

Diversified Financial Services — 0.5%
JPMorgan Chase & Co., 7.90% (a)(g)		855	911,515

Insurance — 1.7%
Chubb Corp., 6.38%, 3/29/67 (a)		675	679,219
Lincoln National Corp., 7.00%, 5/17/66 (a)		470	427,700
MetLife, Inc., 6.40%, 12/15/66		895	801,025

	Par
Capital Trusts	(000)		Value

Insurance (concluded)
Progressive Corp., 6.70%, 6/15/67 (a)	USD	650	$638,213
Reinsurance Group of America, 6.75%, 12/15/65 (a)		345	316,986
The Travelers Cos., Inc., 6.25%, 3/15/67 (a)		430	423,273
ZFS Finance (USA) Trust V, 6.50%, 5/09/67 (a)(b)		133	125,685

			3,412,101

Total Preferred Securities — 2.2%			4,421,541

Taxable Municipal Bonds

The Board of Trustees of The Leland Stanford Junior University, 4.25%, 5/01/16		300	309,882
Chicago Metropolitan Water Reclamation District-Greater Chicago Illinois, GO, Build America Bonds, 5.72%, 12/01/38		315	318,005
Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44		170	181,684
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		430	498,219
New York State Dormitory Authority, RB, Build America Bonds, 5.63%, 3/15/39		350	343,795
Port Authority of New York & New Jersey, RB, Consolidated, 159th Series, 6.04%, 12/01/29		255	263,313
State of California, GO:
Build America Bonds, 7.30%, 10/01/39		440	441,483
Various Purpose, Series 3, 5.45%, 4/01/15		1,575	1,616,580
State of Texas, GO, Build America Bonds, 5.52%, 4/01/39		835	829,856

Total Taxable Municipal Bonds — 2.4%			4,802,817

U.S. Government Sponsored Agency Securities

Agency Obligations — 6.4%
Fannie Mae:
2.63%, 11/20/14 (h)		1,245	1,245,080
5.25%, 9/15/16 (i)		1,675	1,848,445

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 5

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

U.S. Government Sponsored	Par
Agency Securities	(000)		Value

Agency Obligations (concluded)
Federal Home Loan Bank of Chicago, 5.63%, 6/13/16 (f)(h)	USD	1,285	$1,349,630
Federal Home Loan Banks, 5.38%, 5/15/19 (h)		2,940	3,210,765
Freddie Mac:
1.13%, 12/15/11 (h)		3,340	3,347,628
1.75%, 6/15/12		800	807,726
Tennessee Valley Authority, 5.25%, 9/15/39		1,060	1,048,211

			12,857,485

Collateralized Mortgage Obligations — 0.5%
Freddie Mac Mortgage-Backed Securities, Series 3068, Class VA, 5.50%, 10/15/16		1,015	1,073,143

Federal Deposit Insurance Corporation Guaranteed — 4.7%
Citibank NA, 1.75%, 12/28/12		1,390	1,393,952
Citigroup Funding, Inc. (h):
2.13%, 7/12/12		940	956,856
1.88%, 10/22/12		1,800	1,814,361
General Electric Capital Corp. (h):
2.00%, 9/28/12		1,100	1,114,974
2.13%, 12/21/12		2,385	2,416,203
2.63%, 12/28/12		1,550	1,591,707

			9,288,053

Interest Only Collateralized Mortgage Obligations — 0.5%
Ginnie Mae Mortgage-Backed Securities:
Series 2007-9, Class BI, 6.35%, 3/20/37		1,552	162,126
Series 2009-16, Class SL, 7.10%, 1/20/37		1,842	223,649
Series 2009-26, Class SC, 5.95%, 1/16/38		1,561	183,340
Series 2009-47, Class KS, 5.82%, 6/16/39		4,324	387,582

			956,697

Interest Only Mortgage-Backed Securities — 1.3%
Fannie Mae Mortgage-Backed Securities, 4.83%, 8/01/38		1,367	1,435,265
Freddie Mac Mortgage-Backed Securities, 5.05%, 4/01/38		1,165	1,223,366

			2,658,631

Mortgage-Backed Securities — 97.0%
Fannie Mae Mortgage-Backed Securities (j):
4.00%, 4/01/25 - 4/15/40		4,800	4,788,562
4.50%, 4/01/39 - 5/15/40		48,800	48,875,267
5.00%, 4/15/25 - 4/15/40		29,581	30,609,920
5.50%, 4/15/25 - 6/15/40		49,384	52,010,705
6.00%, 2/01/17 - 6/15/40		31,992	34,064,622
6.50%, 4/15/40		6,300	6,827,625

U.S. Government Sponsored	Par
Agency Securities	(000)		Value

Mortgage-Backed Securities (concluded)
Freddie Mac Mortgage-Backed Securities (j):
5.00%, 4/15/25	USD	900	$950,062
5.50%, 10/01/34 - 4/15/40		1,557	1,646,051
6.00%, 6/01/37 - 4/15/40		10,120	10,865,246
Ginnie Mae Mortgage-Backed Securities (j):
5.00%, 4/21/40		2,100	2,180,062
6.50%, 4/15/40		800	861,438

			193,679,560

Total U.S. Government Sponsored Agency Securities — 110.4%			220,513,569

U.S. Treasury Obligations

U.S. Treasury Bonds:
8.88%, 8/15/17		900	1,229,484
8.75%, 8/15/20		750	1,060,079
8.13%, 8/15/21		630	864,478
8.00%, 11/15/21 (h)		4,000	5,450,000
U.S. Treasury Notes:
0.88%, 2/29/12 (h)		15,090	15,058,764
2.38%, 2/28/15 (h)		945	938,508
3.63%, 2/15/20 (h)		23,755	23,350,429
8.75%, 5/15/20		1,350	1,902,656
8.13%, 5/15/21 (h)		3,200	4,382,499
4.25%, 5/15/39		990	917,296
U.S. Treasury STRIPS, 4.67%, 8/15/20 (h)(k)		4,000	2,580,964

Total U.S. Treasury Obligations — 28.9%			57,735,157

Total Long-Term Investments (Cost — $419,833,705) — 207.5%			414,371,041

Short-Term Securities

Borrowed Bond Agreements — 0.6%
Barclays Capital Inc., 0.14%, 6/30/10		1,231	1,230,750

Total Short-Term Securities (Cost — $1,230,750) — 0.6%			1,230,750

Options Purchased	Contracts

Exchange-Traded Call Options — 0.0%
10-Year U.S. Treasury Bond Future:
Strike Price USD 118, Expires 4/23/10	48	6,750

6	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Options Purchased	Contracts		Value

Exchange-Traded Call Options (concluded)
10-Year U.S. Treasury Bond Future (concluded):
Strike Price USD 119, Expires 4/23/10	56		$2,625

			9,375

Exchange-Traded Put Options — 0.0%
Euro-Dollar Future, Strike Price USD 98.75, Expires 9/13/10	139		6,081

Over-the-Counter Call Swaptions — 0.6%
Receive a fixed rate of 1.12% and pay a floating rate based on 3-month LIBOR, Expires 4/26/10, Broker Morgan Stanley Capital Services, Inc.	13	(l)	6,732
Receive a fixed rate of 4.25% and pay a floating rate based on 3-month LIBOR, Expires 5/14/10, Broker Royal Bank of Scotland Plc	3	(l)	14,899
Receive a fixed rate of 1.20% and pay a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker Citibank NA	17	(l)	56,092
Receive a fixed rate of 1.15% and pay a floating rate based on 3-month LIBOR, Expires 9/03/10, Broker Deutsche Bank AG	17	(l)	50,032
Receive a fixed rate of 2.91% and pay a floating rate based on 3-month LIBOR, Expires 1/31/11, Broker JPMorgan Chase Bank NA	10	(l)	139,373
Receive a fixed rate of 4.19% and pay a floating rate based on 3-month LIBOR, Expires 3/04/11, Broker Deutsche Bank AG	3	(l)	81,419
Receive a fixed rate of 5.71% and pay a floating rate based on 3-month LIBOR, Expires 5/19/12, Broker Deutsche Bank AG	10	(l)	952,480

			1,301,027

Over-the-Counter Put Swaptions — 1.1%
Receive a fixed rate of 5.25% and pay a floating rate based on 3-month LIBOR, Expires 5/07/10, Broker JPMorgan Chase Bank NA	23	(l)	45
Pay a fixed rate of 1.92% and receive a floating rate based on 3-month LIBOR, Expires 9/02/10, Broker Morgan Stanley Capital Services, Inc.	17	(l)	7,005
Pay a fixed rate of 1.95% and receive a floating rate based on 3-month LIBOR, Expires 9/18/10, Broker Citibank NA	17	(l)	6,839

Options Purchased	Contracts		Value

Over-the-Counter Put Swaptions (concluded)
Pay a fixed rate of 2.91% and receive a floating rate based on 3-month LIBOR, Expires 1/31/11, Broker JPMorgan Chase Bank NA	10	(l)	$91,459
Pay a fixed rate of 4.19% and receive a floating rate based on 3-month LIBOR, Expires 3/04/11, Broker Deutsche Bank AG	3	(l)	108,957
Pay a fixed rate of 5.71% and receive a floating rate based on 3-month LIBOR, Expires 5/19/12, Broker Deutsche Bank AG	10	(l)	253,250
Pay a fixed rate of 5.04% and receive a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker JPMorgan Chase Bank NA	17	(l)	835,363
Pay a fixed rate of 5.17% and receive a floating rate based on 3-month LIBOR, Expires 10/23/12, Broker JPMorgan Chase Bank NA	17	(l)	751,947
Pay a fixed rate of 5.09% and receive a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker Credit Suisse International	3	(l)	124,280

			2,179,145

Total Options Purchased (Cost — $3,715,641) — 1.7%			3,495,628

Total Investments Before Borrowed Bonds, TBA Sale Commitments and Options Written (Cost — $424,780,096*) — 209.8%			419,097,419

	Par
Borrowed Bonds	(000)

U.S. Treasury Bonds, 8.88%, 8/15/17	USD	900	(1,229,484)

Total Borrowed Bonds (Proceeds — $1,229,625) — (0.6)%			(1,229,484)

TBA Sale Commitments (j)
Fannie Mae Mortgage-Backed Securities :
4.50%, 4/01/39 - 5/15/40		22,900	(22,950,105)
5.00%, 4/15/25 - 4/15/40		17,700	(18,284,086)

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 7

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

	Par
TBA Sale Commitments (j)	(000)		Value

Fannie Mae Mortgage-Backed Securities (concluded):
5.50%, 4/15/25 - 6/15/40	USD	30,600	$(32,249,524)
6.00%, 2/01/17 - 6/15/40		22,300	(23,686,792)
6.50%, 4/15/40		2,400	(2,601,000)
Freddie Mac Mortgage-Backed Securities :
5.00%, 4/15/25		900	(950,063)
5.50%, 10/01/34 - 4/15/40		1,000	(1,055,938)
6.00%, 6/01/37 - 4/15/40		9,800	(10,515,096)
Ginnie Mae Mortgage-Backed Securities, 6.50%, 4/15/40		800	(861,438)
Total TBA Sale Commitments (Proceeds — $113,191,984) — (56.7)%			(113,154,042)

Options Written	Contracts

Exchange-Traded Put Options — (0.0)%
Euro-Dollar Future, Strike Price USD 98.25, Expires 9/13/10	139		(2,606)

Over-the-Counter Call Swaptions — (2.4)%
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, Expires 4/19/10, Broker Goldman Sachs Bank USA	2	(l)	(2,792)
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, Expires 5/07/10, Broker JPMorgan Chase Bank NA	2	(l)	(4,221)
Pay a fixed rate of 3.80% and receive a floating rate based on 3-month LIBOR, Expires 5/15/10, Broker Morgan Stanley Capital Services, Inc.	12	(l)	(109,428)
Pay a fixed rate of 4.88% and receive a floating rate based on 3-month LIBOR, Expires 5/22/10, Broker Deutsche Bank AG	5	(l)	(466,576)
Pay a fixed rate of 3.60% and receive a floating rate based on 3-month LIBOR, Expires 5/24/10, Broker Morgan Stanley Capital Services, Inc.	6	(l)	(19,997)
Pay a fixed rate of 4.80% and receive a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker Citibank NA	4	(l)	(271,073)

Options Written	Contracts		Value

Over-the-Counter Call Swaptions (concluded)
Pay a fixed rate of 4.12% and receive a floating rate based on 3-month LIBOR, Expires 8/21/10, Broker Goldman Sachs Bank USA	2	(l)	$(55,199)
Pay a fixed rate of 4.12% and receive a floating rate based on 3-month LIBOR, Expires 8/21/10, Broker Morgan Stanley Capital Services, Inc.	2	(l)	(49,539)
Pay a fixed rate of 5.56% and receive a floating rate based on 3-month LIBOR, Expires 10/16/10, Broker UBS AG	23	(l)	(2,836,600)
Pay a fixed rate of 5.40% and receive a floating rate based on 3-month LIBOR, Expires 12/18/10, Broker UBS AG	5	(l)	(504,960)
Pay a fixed rate of 4.49% and receive a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG	2	(l)	(90,526)
Pay a fixed rate of 4.90% and receive a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG	3	(l)	(142,601)
Pay a fixed rate of 4.92% and receive a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG	5	(l)	(238,524)
Pay a fixed rate of 4.89% and receive a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG	2	(l)	(81,911)

			(4,873,947)

Over-the-Counter Put Swaptions — (0.9)%
Receive a fixed rate of 3.90% and pay a floating rate based on 3-month LIBOR, Expires 4/19/10, Broker Goldman Sachs Bank USA	2	(l)	(11,518)
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month LIBOR, Expires 5/07/10, Broker JPMorgan Chase Bank NA	2	(l)	(6,283)
Receive a fixed rate of 4.50% and pay a floating rate based on 3-month LIBOR, Expires 5/15/10, Broker Morgan Stanley Capital Services, Inc.	12	(l)	(16,020)

8	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Options Written	Contracts		Value

Over-the-Counter Put Swaptions (continued)
Receive a fixed rate of 4.88% and pay a floating rate based on 3-month LIBOR, Expires 5/22/10, Broker Deutsche Bank AG	5	(l)	$(114)
Receive a fixed rate of 4.10% and pay a floating rate based on 3-month LIBOR, Expires 5/24/10, Broker Morgan Stanley Capital Services, Inc.	6	(l)	(34,093)
Receive a fixed rate of 4.80% and pay a floating rate based on 3-month LIBOR, Expires 6/11/10, Broker Citibank NA	4	(l)	(2,491)
Receive a fixed rate of 4.12% and pay a floating rate based on 3-month LIBOR, Expires 8/21/10, Broker Goldman Sachs Bank USA	2	(l)	(38,667)
Receive a fixed rate of 4.12% and pay a floating rate based on 3-month LIBOR, Expires 8/21/10, Broker Morgan Stanley Capital Services, Inc.	2	(l)	(35,581)
Receive a fixed rate of 5.56% and pay a floating rate based on 3-month LIBOR, Expires 10/16/10, Broker UBS AG	23	(l)	(39,365)
Receive a fixed rate of 5.40% and pay a floating rate based on 3-month LIBOR, Expires 12/18/10, Broker UBS AG	5	(l)	(23,160)
Receive a fixed rate of 4.49% and pay a floating rate based on 3-month LIBOR, Expires 12/05/11, Broker Deutsche Bank AG	2	(l)	(116,992)
Receive a fixed rate of 6.04% and pay a floating rate based on 3-month LIBOR, Expires 10/15/12, Broker JPMorgan Chase Bank NA	17	(l)	(415,412)
Receive a fixed rate of 6.09% and pay a floating rate based on 3-month LIBOR, Expires 10/29/12, Broker Credit Suisse International	3	(l)	(62,023)
Receive a fixed rate of 6.17% and pay a floating rate based on 3-month LIBOR, Expires 10/23/12, Broker JPMorgan Chase Bank NA	17	(l)	(374,048)

Options Written	Contracts		Value

Over-the-Counter Put Swaptions (concluded)
Receive a fixed rate of 4.90% and pay a floating rate based on 3-month LIBOR, Expires 3/04/13, Broker Deutsche Bank AG	3	(l)	$(167,919)
Receive a fixed rate of 4.92% and pay a floating rate based on 3-month LIBOR, Expires 3/05/13, Broker Deutsche Bank AG	5	(l)	(271,736)
Receive a fixed rate of 4.89% and pay a floating rate based on 3-month LIBOR, Expires 12/03/14, Broker Deutsche Bank AG	2	(l)	(129,397)

			(1,744,819)

Total Options Written (Premiums Received — $7,218,713) — (3.3)%			(6,621,372)

Total Investments, Net of Borrowed Bonds, TBA Sale Commitments and Options Written — 149.2%			298,092,521
Liabilities in Excess of Other Assets — (49.2)%			(98,364,261)

Net Assets — 100.0%			$199,728,260

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$423,486,307

Gross unrealized appreciation	$7,480,810
Gross unrealized depreciation	(13,099,182)

Net unrealized depreciation	$(5,618,372)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Issuer filed for bankruptcy and/or is in default of interest payments.

(d)	Non-income producing security.

(e)	When-issued security. Unsettled when-issued security transactions were as follows:

		Unrealized
Counterparty	Value	Appreciation

JPMorgan Chase Bank NA	$203,500	$3,500

(f)	All or a portion of security has been pledged as collateral in connection with swaps.

(g)	Security is perpetual in nature and has no stated maturity date.

(h)	All or a portion of security has been pledged as collateral in connection with open reverse repurchase agreements.

(i)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 9

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
(j)	Represents or includes a to-be-announced (“TBA”) transaction. Unsettled TBA transactions as of report date were as follows:

		Unrealized
		Appreciation
Counterparty	Value	(Depreciation)

BNP Paribas	$5,036,379	$(34,683)
Bank of America NA	$(958,755)	$(15,225)
Barclays Capital	$16,404,254	$(53,559)
CitiGroup Global Markets	$2,759,000	$7,410
Credit Suisse International	$13,185,914	$(98,864)
Deutsche Bank AG	$(7,377,428)	$26,222
Greenwich Financial Services	$(3,899,452)	$(8,233)
Goldman Sachs Bank USA	$13,590,437	$(43,623)
JPMorgan Chase Bank NA	$21,284,817	$(90,668)
Morgan Stanley Capital Services, Inc.	$(13,268,720)	$(25,310)
Nomura Securities International, Inc.	$(632,344)	$1,793
Wells Fargo Bank NA	$2,214,845	$(4,593)

(k)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(l)	One contract represents a notional amount of $1 million.
•	Financial futures contracts purchased as of March 31, 2010 were as follows:

		Expiration	Notional	Unrealized
Contracts	Issue	Date	Amount	Depreciation

14	5-Year U.S. Treasury Bond	June 2010	$1,607,844	$(31)
27	10-Year U.S. Treasury Bond	June 2010	$3,141,921	(6,546)

Total				$(6,577)

•	Financial futures contracts sold as of March 31, 2010 were as follows:

				Unrealized
		Expiration	Notional	Appreciation
Contracts	Issue	Date	Amount	(Depreciation)

296	2-Year U.S. Treasury Bond	June 2010	$64,253,396	$35,271
183	10-Year U.S. Treasury Bond	June 2010	$21,309,135	35,385
7	30-Year U.S. Treasury Bond	June 2010	$840,427	646
6	Euro Dollar Future	June 2010	$1,494,257	(193)
6	Euro Dollar Future	September 2010	$1,491,882	(93)
6	Euro Dollar Future	December 2010	$1,487,757	207
6	Euro Dollar Future	March 2011	$1,482,607	307
5	Euro Dollar Future	June 2011	$1,230,760	197
•	Financial futures contracts sold (concluded):

		Expiration	Notional	Unrealized
Contracts	Issue	Date	Amount	Appreciation

5	Euro Dollar Future	September 2011	$1,226,135	$135
5	Euro Dollar Future	December 2011	$1,221,811	248
5	Euro Dollar Future	March 2012	$1,218,082	394

Total				$72,504

•	Foreign currency exchange contracts as of March 31, 2010 were as follows:

Currency	Currency	Counter-	Settlement	Unrealized
Purchased	Sold	party	Date	Appreciation

USD 510,796	GBP315,500	Morgan Stanley Capital Services, Inc.	4/21/10	$32,088
USD 95,351	EUR 70,500	Citibank NA	5/26/10	126

Total				$32,214

•	Reverse repurchase agreements outstanding as of March 31, 2010 were as follows:

Counter-	Interest	Trade	Maturity	Net Closing	Face
party	Rate	Date	Date	Amount	Amount

Credit Suisse International	0.19%	1/26/10	6/30/10	$1,277,313	$1,276,875
Bank of America NA	0.18%	3/04/10	Open	6,174,801	6,173,937
Barclays Capital Inc.	0.18%	3/04/10	Open	6,470,685	6,469,779
Barclays Capital Inc.	0.12%	3/05/10	Open	946,266	946,181
Credit Suisse International	0.20%	3/05/10	Open	2,711,430	2,711,053
Barclays Capital Inc.	0.19%	3/11/10	4/13/10	3,609,400	3,609,000
Barclays Capital Inc.	0.20%	3/11/10	Open	5,005,554	5,004,970
Credit Suisse International	0.19%	3/11/10	Open	2,367,462	2,367,199
Bank of America NA	0.15%	3/17/10	Open	14,018,318	14,017,500
Bank of America NA	0.05%	3/23/10	2/29/12	11,985,133	11,985,000
Barclays Capital Inc.	(0.12)%	3/30/10	4/01/10	6,653,653	6,653,675
Credit Suisse International	0.20%	3/30/10	4/01/10	6,516,442	6,516,406
JPMorgan Chase Bank NA	0.00%	3/30/10	4/01/10	3,082,275	3,082,275

Total				$70,818,732	$70,813,850

10	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
•	Interest rate swaps outstanding as of March 31, 2010 were as follows:

				Notional		Unrealized
Fixed	Floating			Amount		Appreciation
Rate	Rate	Counterparty	Expiration	(000)		(Depreciation)

1.31% (a)	3-month LIBOR	Deutsche Bank AG	October 2011	USD	11,000	$72,622
1.12% (b)	3-month LIBOR	BNP Paribas	January 2012	USD	15,100	(20,465)
1.14% (a)	3-month LIBOR	BNP Paribas	February 2012	USD	7,800	9,620
1.14% (b)	3-month LIBOR	Deutsche Bank AG	March 2012	USD	12,000	1,379
1.10% (a)	3-month LIBOR	Goldman Sachs Bank NA	March 2012	USD	10,000	(9,171)
4.67% (a)	3-month LIBOR	Deutsche Bank AG	October 2012	USD	3,000	237,398
4.88% (a)	3-month LIBOR	Deutsche Bank AG	October 2012	USD	17,000	1,417,334
5.02% (a)	3-month LIBOR	Deutsche Bank AG	October 2012	USD	12,400	1,086,031
2.25% (b)	3-month LIBOR	Deutsche Bank AG	December 2012	USD	2,785	(46,823)
3.05% (b)	3-month LIBOR	Credit Suisse International	August 2014	USD	10,800	(270,985)
2.79% (b)	3-month LIBOR	JPMorgan Chase Bank NA	November 2014	USD	1,265	(11,853)
2.69% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2015	USD	4,900	3,337
2.75% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2015	USD	4,000	(7,172)
2.72% (b)	3-month LIBOR	JPMorgan Chase Bank NA	April 2015	USD	3,800	—
2.73% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	April 2015	USD	3,700	(2,362)
3.80% (a)	3-month LIBOR	Deutsche Bank AG	June 2019	USD	3,300	27,098
4.31% (a)	3-month LIBOR	Deutsche Bank AG	June 2019	USD	2,800	114,797
3.68% (a)	3-month LIBOR	Deutsche Bank AG	August 2019	USD	5,200	(17,494)
3.50% (a)	3-month LIBOR	Citibank NA	September 2019	USD	2,400	(45,631)
3.47% (a)	3-month LIBOR	Royal Bank of Scotland Plc	September 2019	USD	4,800	(105,253)
3.36% (a)	3-month LIBOR	Goldman Sachs Bank NA	October 2019	USD	1,600	(50,643)
3.50% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	November 2019	USD	700	15,047
3.50% (a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	800	(17,937)
3.62% (a)	3-month LIBOR	Deutsche Bank AG	December 2019	USD	1,800	(21,854)
3.93% (a)	3-month LIBOR	BNP Paribas	January 2020	USD	2,400	30,624
3.89% (a)	3-month LIBOR	Credit Suisse International	January 2020	USD	2,800	25,619
3.79% (a)	3-month LIBOR	BNP Paribas	February 2020	USD	4,100	2,724
3.75% (a)	3-month LIBOR	Citibank NA	February 2020	USD	2,500	(8,847)
3.71% (b)	3-month LIBOR	Deutsche Bank AG	February 2020	USD	3,400	24,145
3.78% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2020	USD	1,900	1,168
3.68% (a)	3-month LIBOR	BNP Paribas	March 2020	USD	3,000	(28,930)
3.77% (a)	3-month LIBOR	Citibank NA	March 2020	USD	2,600	(7,517)
3.68% (b)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	1,100	11,395
3.70% (a)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	8,000	(67,293)
3.75% (b)	3-month LIBOR	Deutsche Bank AG	March 2020	USD	2,500	13,049
3.83% (b)	3-month LIBOR	JPMorgan Chase Bank NA	March 2020	USD	1,100	(1,906)
3.70% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	2,500	21,651
3.71% (b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	March 2020	USD	2,700	21,546
3.64% (b)	3-month LIBOR	Royal Bank of Scotland Plc	March 2020	USD	4,000	54,579
4.24% (c)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	USD	870	(26,491)
4.42% (c)	3-month LIBOR	JPMorgan Chase Bank NA	August 2020	USD	2,870	(120,827)
5.41% (a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2022	USD	4,530	614,047
4.35% (b)	3-month LIBOR	JPMorgan Chase Bank NA	July 2039	USD	1,700	41,405
4.44% (b)	3-month LIBOR	Royal Bank of Scotland Plc	January 2040	USD	1,100	12,958
4.52% (a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	February 2040	USD	1,000	1,829

Total						$2,971,948

(a)	Pays floating interest rate and receives fixed rate.

(b)	Pays fixed interest rate and receives floating rate.

(c)	Pays fixed interest rate and receives floating rate at expiration.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 11

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
•	Credit default swaps on single-name issues – buy protection outstanding as of March 31, 2010 were as follows:

	Pay			Notional		Unrealized
	Fixed			Amount		Appreciation
Issuer	Rate	Counterparty	Expiration	(000)		(Depreciation)

Centex Corp.	6.92%	JPMorgan Chase Bank NA	December 2010	USD	315	$(14,689)
Limited Brands, Inc.	1.07%	UBS AG	December 2010	USD	1,355	(4,114)
Radio Shack Corp.	1.16%	UBS AG	December 2010	USD	1,355	(1,853)
Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	June 2011	USD	1,185	(8,088)
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	170	(16,797)
Wendy’s International Inc.	2.90%	JPMorgan Chase Bank NA	December 2011	USD	435	(12,733)
NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	USD	35	(947)
Macy’s, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	USD	290	(40,189)
Macy’s, Inc.	8.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD	100	(14,952)
NOVA Chemicals Corp.	5.00%	JPMorgan Chase Bank NA	June 2012	USD	45	(931)
Ryland Group, Inc.	4.51%	JPMorgan Chase Bank NA	June 2012	USD	195	(14,212)
D.R. Horton, Inc.	5.04%	JPMorgan Chase Bank NA	June 2013	USD	630	(69,063)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	September 2013	USD	1,170	(6,368)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	660	(81,676)
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD	385	(48,058)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	USD	175	(7,078)
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	March 2014	USD	705	(19,163)
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs Bank USA	March 2014	USD	90	(27,405)
Toll Brothers Finance Corp.	2.00%	JPMorgan Chase Bank NA	March 2014	USD	180	(4,101)
Seagate Technology Holdings	1.00%	Credit Suisse International	June 2014	USD	90	(1,417)
Seagate Technology Holdings	5.00%	Morgan Stanley Capital Services, Inc.	June 2014	USD	215	(4,645)
D.R. Horton, Inc.	5.07%	JPMorgan Chase Bank NA	September 2014	USD	185	(24,724)
Macy’s, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2014	USD	100	(1,703)
Energy Future Holdings Corp.	5.00%	JPMorgan Chase Bank NA	December 2014	USD	135	(8,359)
Energy Future Holdings Corp.	5.00%	Morgan Stanley Capital Services, Inc.	December 2014	USD	805	(29,345)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	USD	350	(129,876)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	March 2015	USD	105	(31,999)
Pulte Homes, Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	USD	215	(10,644)
Lennar Corp.	5.86%	JPMorgan Chase Bank NA	June 2015	USD	290	(41,083)
First Data Corp.	5.00%	Credit Suisse International	December 2015	USD	155	(14,112)
First Data Corp.	5.00%	Deutsche Bank AG	December 2015	USD	280	20,707
First Data Corp.	5.00%	Goldman Sachs Bank USA	December 2015	USD	105	(9,114)
First Data Corp.	5.00%	JPMorgan Chase Bank NA	December 2015	USD	195	(17,754)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	USD	810	(370,028)

Total						$(1,066,513)

•	Credit default swaps on traded indexes – buy protection outstanding as of March 31, 2010 were as follows:

	Pay			Notional
	Fixed			Amount		Unrealized
Issuer	Rate	Counterparty	Expiration	(000)		Depreciation

Dow Jones CDX North America High Yield	5.00%	Credit Suisse International	December 2014	USD	9,108	$(179,205)

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

12	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Total Return V.I. Fund
•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained it its annual report.
The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments:
Assets-Backed Securities	—	$17,162,678	$1,356,007	$18,518,685
Corporate Bonds	—	60,716,555	—	60,716,555
Foreign Agency Obligations	—	3,702,030	—	3,702,030
Non-Agency Mortgage-Backed Securities	—	43,018,049	942,638	43,960,687
Preferred Securities	—	4,421,541	—	4,421,541
Taxable Municipal Bonds	—	4,802,817	—	4,802,817
U.S. Government Sponsored Agency Securities	—	220,513,569	—	220,513,569
U.S. Treasury Obligations	—	57,735,157	—	57,735,157
Short-Term Securities:
Borrowed Bond Agreements	—	1,230,750	—	1,230,750
Liabilities:
Investments in Securities:
Borrowed Bonds	—	(1,229,484)	—	(1,229,484)
TBA Sale Commitments	—	(113,154,042)	—	(113,154,042)

Total	—	$298,919,620	$2,298,645	$301,218,265

Derivative Financial Instruments1

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Credit Contracts	—	$20,707	—	$20,707
Foreign currency exchange contracts	—	32,214	—	32,214
Interest rate contracts	$88,246	7,341,574	—	7,429,820
Liabilities:
Credit Contracts	—	(1,266,425)	—	(1,266,425)
Interest rate contracts	(9,469)	(7,360,902)	$(147,318)	(7,517,689)

Total	$78,777	$(1,232,832)	$(147,318)	$(1,301,373

[1]	Derivative financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Financial futures contracts, foreign currency exchange contracts and swaps are valued at the unrealized appreciation/depreciation on the instrument and options are shown at value.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010 13

Schedule of Investments (concluded)	BlackRock Total Return V.I. Fund
The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

		Non-Agency
	Asset-Backed	Mortgage-Backed
Assets	Securities	Securities	Total

Balance, as of December 31, 2009	$1,420,587	$940,275	$2,360,862
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	(55)	—	(55)
Net change in unrealized appreciation/Depreciation[1]	41,622	2,363	43,985
Purchases	—	—	—
Sales	(106,147)	—	(106,147)
Transfers in2	—	—	—
Transfers out[2]	—	—	—

Balance, as of March 31, 2010	$1,356,007	$942,638	$2,298,645

[1]	The change in unrealized appreciation/depreciation of securities still held at March 31, 2010 was $43,985.
The following table is a reconciliation of Level 3 other financial instruments for which significant unobservable inputs were used to determine fair value:

Liabilities:
Balance, as of December 31, 2009	$(80,082)
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(67,236)
Purchases	—
Sales	—
Transfers in [2]	—
Transfers out [2]	—

Balance, as of March 31, 2010	$(147,318)

[2]	The Fund’s policy is to recognize transfers in and transfers out as of the event or the change in circumstances that caused the transfer.

14	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Utilities and Telecommunications V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Commercial Services & Supplies — 0.8%
Tetra Tech, Inc. (a)	9,200	$211,968

Construction & Engineering — 0.2%
Bouygues	1,400	70,241

Diversified Telecommunication Services — 12.9%
AT&T Inc.	35,847	926,286
BCE, Inc.	8,800	258,280
Cable & Wireless Communications Plc	30,000	25,198
Cable & Wireless Worldwide (a)	30,000	41,883
CenturyTel, Inc.	3,700	131,202
Deutsche Telekom AG	7,300	98,650
France Telecom SA	4,100	98,207
Qwest Communications International, Inc.	83,500	435,870
Swisscom AG	300	109,573
Telefonica SA	11,188	265,096
Verizon Communications, Inc.	32,700	1,014,354
Windstream Corp.	12,355	134,546

		3,539,145

Electric Utilities — 37.0%
Allegheny Energy, Inc.	10,500	241,500
American Electric Power Co., Inc.	29,200	998,056
CEZ AS	1,500	71,073
CPFL Energia SA — ADR	1,700	103,598
Cia Energetica de Minas Gerais — ADR	12,128	201,810
Cleco Corp.	3,900	103,545
DPL, Inc.	22,400	609,056
Duke Energy Corp.	34,743	567,006
E.ON AG	2,100	77,639
EDP — Energias do Brasil SA	10,400	199,596
Edison International	12,200	416,874
Electricite de France SA	2,500	136,284
Entergy Corp.	11,800	959,930
Exelon Corp.	6,700	293,527
FPL Group, Inc.	22,400	1,082,592
FirstEnergy Corp.	16,100	629,349
ITC Holdings Corp.	14,800	814,000
Iberdrola SA	32,800	277,741
NV Energy, Inc.	4,700	57,951
Northeast Utilities, Inc.	6,100	168,604
PPL Corp.	24,300	673,353
Pinnacle West Capital Corp.	2,700	101,871
Progress Energy, Inc.	5,700	224,352
The Southern Co.	29,400	974,904
Westar Energy, Inc.	8,100	180,630

		10,164,841

Gas Utilities — 5.2%
Energen Corp.	6,200	288,486
EQT Corp.	4,800	196,800
New Jersey Resources Corp.	6,150	230,994
Questar Corp.	12,800	552,960

Common Stocks	Shares	Value

Gas Utilities (concluded)
UGI Corp.	5,700	$151,278

		1,420,518

Independent Power Producers & Energy Traders — 8.6%
The AES Corp. (a)	17,700	194,700
AES Tiete SA (Preference Shares)	11,900	129,951
Calpine Corp. (a)	7,500	89,175
Constellation Energy Group, Inc.	20,600	723,266
International Power Plc	37,400	181,598
NRG Energy, Inc. (a)	36,300	758,670
Ormat Technologies, Inc.	7,600	213,864
RRI Energy, Inc. (a)	18,800	69,372

		2,360,596

Internet Software & Services — 0.4%
Equinix, Inc. (a)	1,300	126,542

Media — 0.4%
Comcast Corp. Special, Class A	5,700	102,429

Multi-Utilities — 17.3%
CMS Energy Corp.	17,200	265,912
CenterPoint Energy, Inc.	8,500	122,060
Centrica Plc	31,700	141,545
Consolidated Edison, Inc.	8,700	387,498
Dominion Resources, Inc.	25,600	1,052,416
NSTAR	7,600	269,192
PG&E Corp.	15,300	649,026
Public Service Enterprise Group, Inc.	29,800	879,696
RWE AG	1,300	115,326
Sempra Energy	7,000	349,300
United Utilities Group Plc	9,700	82,339
Wisconsin Energy Corp.	5,600	276,696
Xcel Energy, Inc.	8,100	171,720

		4,762,726

Oil, Gas & Consumable Fuels — 5.7%
Cabot Oil & Gas Corp., Class A	2,900	106,720
Devon Energy Corp.	2,800	180,404
EOG Resources, Inc.	2,300	213,762
PetroHawk Energy Corp. (a)	4,100	83,148
Range Resources Corp.	2,200	103,114
Southwestern Energy Co. (a)	5,200	211,744
Spectra Energy Corp.	11,921	268,580
Talisman Energy, Inc.	5,700	97,242
Williams Cos., Inc.	13,100	302,610

		1,567,324

Water Utilities — 2.1%
American States Water Co.	1,000	34,700
American Water Works Co, Inc.	11,400	248,064
Aqua America, Inc.	9,000	158,130
California Water Service Group	4,100	154,201
Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
EUR	Euro
USD	US Dollar

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010	1

Schedule of Investments (continued)	BlackRock Utilities and Telecommunications V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Water Utilities (concluded)
Cia Saneamento (Preference Shares) (a)(b)	108	—

		$595,095

Wireless Telecommunication Services — 7.6%
America Movil, SA de CV — ADR	6,500	327,210
American Tower Corp., Class A (a)	3,900	166,179
Cellcom Israel Ltd.	3,900	133,263
Crown Castle International Corp. (a)	4,800	183,504
Millicom International Cellular SA	2,300	205,045
NII Holdings, Inc. (a)	2,600	108,316
Rogers Communications, Inc., Class B	4,400	150,284
SBA Communications Corp., Class A (a)	10,700	385,949
Vivo Participacoes SA — ADR	3,700	100,307
Vodafone Group Plc — ADR	13,737	319,935

		2,079,992

Total Long-Term Investments (Cost — $24,250,017) — 98.2%		27,001,417

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (c)(d)	551,189	551,189

Total Short-Term Securities (Cost — $551,189) — 2.0%		551,189

Total Investments (Cost — $24,801,206*) — 100.2%		27,552,606
Liabilities in Excess of Other Assets — (0.2)%		(56,564)

Net Assets — 100.0%		$27,496,042

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$24,821,068

Gross unrealized appreciation	$4,353,124
Gross unrealized depreciation	(1,621,586)

Net unrealized appreciation	$2,731,538

(a)	Non-income producing security.

(b)	Convertible security.

(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	$305,384	$50

•	Foreign currency exchange contracts as of March 31, 2010 were as follows:

Currency	Currency	Counter-	Settlement	Unrealized
Purchased	Sold	party	Date	Appreciation

EUR 102,885	USD 138,056	StateStreet Bank	4/06/10	$906

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the funds most recent financial statements as contained in its annual report.
The following tables summarize the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks:
Commercial Services & Supplies	$211,968	—	—	$211,968
Construction & Engineering	—	$70,241	—	70,241
Diversified Tele-communication Services	2,900,538	638,607	—	3,539,145

2	BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Utilities and Telecommunications V.I. Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Common Stocks:
Electric Utilities	$9,602,104	$562,737	—	$10,164,841
Gas Utilities	1,420,518	—	—	1,420,518
Independent Power Producers & Energy Traders	2,178,998	181,598	—	2,360,596
Internet Software & Services	126,542	—	—	126,542
Media	102,429	—	—	102,429
Multi-Utilities	4,423,516	339,210	—	4,762,726
Oil, Gas & Consumable Fuels	1,567,324	—	—	1,567,324
Water Utilities	595,095	—	—	595,095
Wireless Telecommunication Services	2,079,992	—	—	2,079,992
Short-Term Securities	551,189	—	—	551,189

Total	$25,760,213	$1,792,393	—	$27,552,606

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Foreign currency exchange contracts	—	$906	—	$906

Total	—	$906	—	$906

[1]	Derivative financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010	3

Schedule of Investments March 31, 2010 (Unaudited)	BlackRock Value Opportunities V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.2%
Ceradyne, Inc. (a)	33,500	$760,115
Curtiss-Wright Corp.	57,400	1,997,520
Triumph Group, Inc.	37,400	2,621,366

		5,379,001

Airlines — 0.7%
AirTran Holdings, Inc. (a)	171,600	871,728
Alaska Air Group, Inc. (a)	23,800	981,274

		1,853,002

Biotechnology — 0.8%
Exelixis, Inc. (a)	105,700	641,599
PDL BioPharma, Inc.	198,600	1,233,306

		1,874,905

Building Products — 0.1%
Ameron International Corp.	5,600	352,184

Chemicals — 3.4%
Arch Chemicals, Inc.	39,900	1,372,161
Ferro Corp.	102,700	902,733
Huntsman Corp.	147,700	1,779,785
OM Group, Inc. (a)	37,400	1,267,112
Rockwood Holdings, Inc. (a)	56,800	1,512,016
Spartech Corp. (a)	139,500	1,632,150

		8,465,957

Commercial Banks — 8.7%
Bank of Hawaii Corp.	39,300	1,766,535
Community Bank System, Inc. (b)	76,100	1,733,558
Cullen/Frost Bankers, Inc.	32,400	1,807,920
East-West Bancorp, Inc.	70,900	1,235,078
First Financial Bankshares, Inc.	14,300	737,165
First Financial Corp.	15,000	434,400
First Horizon National Corp. (a)	124,581	1,750,364
First Midwest Bancorp, Inc.	175,500	2,378,025
Glacier Bancorp, Inc. (b)	77,200	1,175,756
IBERIABANK Corp.	8,200	492,082
Independent Bank Corp./MA	38,200	942,012
MetroCorp Bancshares, Inc.	69,950	206,353
National Penn Bancshares, Inc.	158,700	1,095,030
Pinnacle Financial Partners, Inc. (a)	67,600	1,021,436
PrivateBancorp, Inc.	66,600	912,420
S&T Bancorp, Inc.	47,500	992,750
Texas Capital Bancshares, Inc. (a)	33,200	630,468
United Bankshares, Inc. (b)	54,300	1,423,746
Whitney Holding Corp.	56,900	784,651

		21,519,749

Communications Equipment — 3.0%
ADC Telecommunications, Inc. (a)(b)	202,100	1,477,351
Harmonic, Inc. (a)	171,700	1,083,427
Ixia (a)	101,398	939,959
JDS Uniphase Corp. (a)	159,400	1,997,282
Tellabs, Inc.	269,400	2,039,358

		7,537,377

Common Stocks	Shares	Value

Construction & Engineering — 1.2%
Layne Christensen Co. (a)	19,800	$528,858
URS Corp. (a)	47,000	2,331,670

		2,860,528

Consumer Finance — 0.3%
Ezcorp, Inc. (a)	42,300	871,380

Containers & Packaging — 1.0%
Packaging Corp. of America	49,800	1,225,578
Rock-Tenn Co., Class A	25,300	1,152,921

		2,378,499

Diversified Consumer Services — 0.3%
Service Corp. International	81,300	746,334

Electric Utilities — 1.1%
Allete, Inc.	18,500	619,380
UIL Holdings Corp.	74,600	2,051,500

		2,670,880

Electrical Equipment — 0.6%
Regal-Beloit Corp.	25,100	1,491,191

Electronic Equipment, Instruments & Components — 0.6%
Ingram Micro, Inc., Class A (a)	85,500	1,500,525

Energy Equipment & Services — 2.2%
CARBO Ceramics, Inc. (b)	35,000	2,181,900
Oil States International, Inc. (a)	22,600	1,024,684
Pioneer Drilling Co. (a)	97,000	682,880
Superior Energy Services, Inc. (a)	70,000	1,471,400

		5,360,864

Food & Staples Retailing — 0.5%
BJ’s Wholesale Club, Inc. (a)	30,600	1,131,894

Food Products — 1.5%
Dean Foods Co. (a)	15,400	241,626
Diamond Foods, Inc.	20,800	874,432
Hain Celestial Group, Inc. (a)	68,808	1,193,819
Smart Balance, Inc. (a)	232,600	1,507,248

		3,817,125

Gas Utilities — 2.6%
Nicor, Inc.	27,200	1,140,224
Piedmont Natural Gas Co.	24,800	683,984
South Jersey Industries, Inc.	49,400	2,074,306
Southwest Gas Corp.	82,200	2,459,424

		6,357,938

Health Care Equipment & Supplies — 3.8%
CONMED Corp. (a)	101,600	2,419,096
Exactech, Inc. (a)	8,600	180,342
Hansen Medical, Inc. (a)	174,900	400,521
Kinetic Concepts, Inc. (a)	45,900	2,194,479
Merit Medical Systems, Inc. (a)	45,800	698,450
OraSure Technologies, Inc. (a)	607,500	3,602,475

		9,495,363

Health Care Providers & Services — 3.3%
Health Net, Inc. (a)	141,800	3,526,566
Healthways, Inc. (a)	92,600	1,488,082
LCA-Vision, Inc. (a)	109,700	912,704

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010	1

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Providers & Services (concluded)
MedCath Corp. (a)	33,200	$347,604
PharMerica Corp. (a)	73,200	1,333,704
WellCare Health Plans, Inc. (a)	22,500	670,500

		8,279,160

Hotels Restaurants & Leisure — 1.5%
Brinker International, Inc.	52,000	1,002,560
Burger King Holdings, Inc.	23,900	508,114
Jack in the Box, Inc. (a)	90,290	2,126,330

		3,637,004

Household Durables — 0.6%
Furniture Brands International, Inc. (a)	50,600	325,358
MDC Holdings, Inc.	32,800	1,135,208

		1,460,566

IT Services — 1.2%
Convergys Corp. (a)	237,800	2,915,428

Insurance — 3.3%
Allied World Assurance Holdings Ltd.	28,300	1,269,255
Aspen Insurance Holdings Ltd.	8,300	239,372
Fidelity National Title Group, Inc., Class A	60,000	889,200
The Hanover Insurance Group, Inc.	16,900	737,009
Infinity Property & Casualty Corp.	12,500	568,000
ProAssurance Corp. (a)	30,600	1,791,324
RLI Corp.	22,100	1,260,142
Symetra Financial Corp. (a)	56,100	739,398
Validus Holdings Ltd.	27,845	766,573

		8,260,273

Internet Software & Services — 1.7%
IAC/InterActiveCorp. (a)	120,900	2,749,266
ValueClick, Inc. (a)	133,800	1,356,732

		4,105,998

Leisure Equipment & Products — 0.6%
Leapfrog Enterprises, Inc. (a)	213,200	1,396,460

Life Sciences Tools & Services — 2.4%
Affymetrix, Inc. (a)	309,600	2,272,464
PerkinElmer, Inc.	55,600	1,328,840
Pharmaceutical Product Development, Inc.	98,500	2,339,375

		5,940,679

Machinery — 8.1%
AGCO Corp. (a)	71,500	2,564,705
Altra Holdings, Inc. (a)	149,100	2,047,143
Astec Industries, Inc. (a)	45,500	1,317,680
Briggs & Stratton Corp.	108,400	2,113,800
CIRCOR International, Inc.	45,700	1,517,697
EnPro Industries, Inc. (a)	59,200	1,721,536
IDEX Corp.	65,000	2,151,500
RBC Bearings, Inc. (a)	46,800	1,491,516
Robbins & Myers, Inc.	120,500	2,870,310
Terex Corp. (a)	63,900	1,451,169

Common Stocks	Shares	Value

Machinery (concluded)
Wabash National Corp. (a)	118,800	$832,788

		20,079,844

Media — 2.3%
Arbitron, Inc.	26,700	711,822
Harte-Hanks, Inc.	251,700	3,236,862
Playboy Enterprises, Inc., Class B (a)	308,500	1,129,110
Regal Entertainment Group, Series A	28,700	504,259

		5,582,053

Metals & Mining — 1.6%
Carpenter Technology Corp.	71,200	2,605,920
Stillwater Mining Co. (a)	97,900	1,270,742

		3,876,662

Multi-Utilities — 1.9%
Avista Corp.	23,900	494,969
NorthWestern Corp.	50,200	1,345,862
OGE Energy Corp.	51,600	2,009,304
Vectren Corp.	35,400	875,088

		4,725,223

Multiline Retail — 1.6%
Big Lots, Inc. (a)	47,200	1,719,024
Saks, Inc. (a)	259,200	2,229,120

		3,948,144

Oil, Gas & Consumable Fuels — 2.8%
Cabot Oil & Gas Corp., Class A	25,600	942,080
Frontier Oil Corp.	49,100	662,850
Mariner Energy, Inc. (a)	65,900	986,523
Ship Finance International Ltd. (b)	82,700	1,468,752
St. Mary Land & Exploration Co.	39,300	1,368,033
Whiting Petroleum Corp. (a)	13,500	1,091,340
World Fuel Services Corp.	17,400	463,536

		6,983,114

Paper & Forest Products — 0.2%
Cellu Tissue Holdings, Inc. (a)	60,600	604,788

Personal Products — 0.3%
Alberto-Culver Co.	28,000	732,200

Pharmaceuticals — 1.0%
King Pharmaceuticals, Inc. (a)	206,600	2,429,616

Professional Services — 0.7%
Kelly Services, Inc., Class A (a)	66,500	1,107,890
Kforce, Inc. (a)	27,400	416,754
Resources Connection, Inc. (a)	7,000	134,190

		1,658,834

Real Estate Investment Trusts (REITs) — 6.7%
AMB Property Corp.	44,000	1,198,560
Acadia Realty Trust	94,100	1,680,626
American Campus Communities, Inc.	87,200	2,411,952
BioMed Realty Trust, Inc.	144,400	2,388,376
Entertainment Properties Trust	8,000	329,040
HRPT Properties Trust	168,900	1,314,042

2	BLACKROCK VARIABLE SERIES FUNDS, INC	MARCH 31, 2010

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Real Estate Investment Trusts (REITs) (concluded)
Inland Real Estate Corp.	149,600	$1,368,840
Lexington Corporate Properties Trust	198,050	1,289,306
The Macerich Co. (b)	46,047	1,764,056
National Retail Properties, Inc.	13,600	310,488
Omega Healthcare Investors, Inc.	29,700	578,853
Potlatch Corp.	35,200	1,233,408
Senior Housing Properties Trust	27,000	598,050

		16,465,597

Real Estate Management & Development — 1.0%
Jones Lang LaSalle, Inc.	9,800	714,322
The St. Joe Co. (a)(b)	54,400	1,759,840

		2,474,162

Road & Rail — 2.3%
Marten Transport Ltd. (a)	91,900	1,811,349
Railamerica, Inc. (a)	163,000	1,923,400
Vitran Corp., Inc. (a)	171,600	2,076,360

		5,811,109

Semiconductors & Semiconductor Equipment — 5.6%
Actel Corp. (a)	80,400	1,113,540
DSP Group, Inc. (a)	219,200	1,825,936
Fairchild Semiconductor International, Inc. (a)	194,036	2,066,483
Intersil Corp., Class A	142,400	2,101,824
MKS Instruments, Inc. (a)	86,400	1,692,576
PMC-Sierra, Inc. (a)	126,800	1,131,056
Teradyne, Inc. (a)	179,500	2,005,015
Zoran Corp. (a)	171,100	1,841,036

		13,777,466

Software — 2.3%
Bottomline Technologies, Inc. (a)	159,403	2,682,753
Novell, Inc. (a)	186,400	1,116,536
TIBCO Software, Inc. (a)	177,500	1,915,225

		5,714,514

Specialty Retail — 5.7%
Charming Shoppes, Inc. (a)(b)	385,000	2,102,100
The Children’s Place Retail Stores, Inc. (a)	40,600	1,808,730
Collective Brands, Inc. (a)	90,600	2,060,244
Dress Barn, Inc. (a)	75,800	1,982,928
Genesco, Inc. (a)	64,300	1,993,943
Jo-Ann Stores, Inc. (a)	42,200	1,771,556
Penske Auto Group, Inc. (a)	68,400	986,328
The Talbots, Inc. (b)	97,100	1,258,416

		13,964,245

Textiles, Apparel & Luxury Goods — 0.8%
Jones Apparel Group, Inc.	67,300	1,280,046
Steven Madden Ltd. (a)	14,100	688,080

		1,968,126

Thrifts & Mortgage Finance — 1.3%
Dime Community Bancshares, Inc.	92,600	1,169,538
Provident Financial Services, Inc.	117,100	1,393,490

Common Stocks	Shares	Value

Thrifts & Mortgage Finance (concluded)
Provident New York Bancorp	74,100	$702,468

		3,265,496

Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	57,397	1,426,315
H&E Equipment Services, Inc. (a)	106,600	1,149,148
WESCO International, Inc. (a)	36,500	1,266,915

		3,842,378

Total Common Stocks — 97.0%		239,563,835

Warrants (c)

Commercial Banks — 0.3%
Texas Capital Bancshares, Inc. (Expires 1/16/19)	67,800	600,030

Total Warrants — 0.3%		600,030

Total Long-Term Investments (Cost — $210,458,312) — 97.3%		240,163,865

Short-Term Securities

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.11% (d)(e)	5,174,841	5,174,841

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.22% (d)(e)(f)	$13,397	13,397,420

Total Short-Term Securities (Cost — $18,572,261) — 7.5%		18,572,261

Total Investments (Cost — $229,030,573*) — 104.8%		258,736,126
Liabilities in Excess of Other Assets — (4.8)%		(11,855,837)

Net Assets — 100.0%		$246,880,289

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$234,746,865

Gross unrealized appreciation	$37,858,207
Gross unrealized depreciation	(13,868,946)

Net unrealized appreciation	$23,989,261

(a)	Non-income producing security.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010	3

Schedule of Investments (continued)	BlackRock Value Opportunities V.I. Fund
(b)	Security, or a portion of security, is on loan.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund, Institutional Class	$2,700,902	$2,034
BlackRock Liquidity Series, LLC Money Market Series	$(6,934,830)	$41,953

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash collateral from loaned securities.
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.
The following table summarizes the inputs used as of March 31, 2010 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total

Assets:
Investments in Securities:
Long-Term Investments[1]	$240,163,865	—	—	$240,163,865
Short-Term Securities	5,174,841	$13,397,420	—	18,572,261

Total	$245,338,706	$13,397,420	—	$258,736,126

[1]	See above Schedule of Investments for values in each industry.

BLACKROCK VARIABLE SERIES FUNDS, INC.	MARCH 31, 2010	4

Item 2 – Controls and Procedures
2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3 – Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
BlackRock Variable Series Funds, Inc.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Variable Series Funds, Inc.
Date: May 27, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Variable Series Funds, Inc.
Date: May 27, 2010

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Variable Series Funds, Inc.
Date: May 27, 2010